UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23222

HARTFORD FUNDS EXCHANGE-TRADED TRUST

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: July 31

Date of reporting period: January 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

HARTFORDFUNDS

Our benchmark is the investor.®

Active Fixed Income ETFs

Semi-Annual Report

January 31, 2019 (Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from the your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website (www.hartfordfunds.com). You will be notified by mail each time a report is posted and provided with a website link to access the report. You may at any time elect to receive paper copies of all shareholder reports free of charge by contacting your financial intermediary. Your election to receive reports in paper will apply to all Hartford Funds held in your account.

If you previously elected to receive shareholder reports and other communications electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically anytime by contacting your financial intermediary.

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford Exchange-Traded Funds. The following is the Funds’ Semi-Annual Report, covering the period from August 1, 2018 through January 31, 2019.

Market Review

During the six months ended January 31, 2019, U.S. stocks, as measured by the S&P 500 Index (the “Index”)1, experienced a loss of 3.00%. The market was particularly volatile at the end of 2018, and, for the first time since 2008, the Index closed the year with a negative return.

Rising interest rates, inflation anxiety, slowing global growth, and concerns surrounding U.S. tariffs and foreign policy have all contributed to increased market volatility.

Throughout 2018, the U.S. Federal Reserve (Fed) continued its cycle of interest-rate increases. At the time of this writing, the current short-term rate is 2.5%, but the Fed recently indicated that it would not raise rates again in the near future. Last year, central banks overseas also began to unwind their accommodative policies by raising interest rates.

Domestic and foreign politics are likely to play a key role in market movements in 2019. For example, ongoing trade tensions with China could impact U.S. markets significantly. Late December 2018 well into January 2019 saw the longest government shutdown in U.S. history, as the divided government failed to reach a budget agreement due to disagreement surrounding the construction of a U.S.-Mexico border wall. Abroad, uncertainties surrounding the future of the “Brexit” undertaking for the United Kingdom to leave the European Union may impact global markets.

Despite increased volatility, unemployment remains low in the U.S. and the U.S. economy currently continues to exhibit a strong job market, increases in wages, and business optimism.

We encourage you to maintain a strong relationship with your financial advisor, who can help guide you through shifting markets confidently. He or she can help you proactively build a portfolio that takes market uncertainty into account, along with your unique investment goals and risk tolerances. Your advisor can help you find a fit within our family of funds as you work toward those goals.

Thank you again for investing in Hartford Exchange-Traded Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance is not indicative of future results.

Hartford Active Fixed Income ETFs

Hartford Municipal Opportunities ETF

Fund Overview

January 31, 2019 (Unaudited)

inception 12/13/2017 (sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide current income that is generally exempt from federal income taxes and long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund.

Average Annual Total Returns

for the Periods Ending 1/31/19

	6 Months[1]	1 Year	Since Inception[2]
Municipal Opportunities ETF (NAV Return)	2.15%	3.36%	2.43%
Municipal Opportunities ETF (Market Price Return)	2.07%	2.94%	2.36%
Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index	2.19%	3.34%	2.19%

[1]	Not Annualized
[2]	Inception: 12/13/2017.

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 50,000 Shares.

Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index (reflects no deduction for fees, expenses or taxes) is a sub-index of the Bloomberg Barclays Municipal Bond Index. It is a rules-based market value-weighted index of bonds with maturities of one year to 17 years engineered for the tax-exempt bond market.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.30%. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended January 31, 2019.

Important Risks

Investing involves risk, including the possible loss of principal. The net asset value (NAV) of the Fund’s shares may fluctuate due to changes in the market value of the Fund’s holdings. The Fund’s share price may fluctuate due to changes in the relative supply of and demand for the shares on an exchange. The Fund is actively managed and does not seek to replicate the performance of a specified index. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Municipal securities may be adversely impacted by state/local, political, economic, or market conditions. Investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable. • In certain instances, unlike other ETFs, the Fund may effect creations and redemptions partly or

2

Hartford Municipal Opportunities ETF

Fund Overview – (continued)

January 31, 2019 (Unaudited)

wholly for cash, rather than in-kind, which may make the Fund less tax-efficient and incur more fees than an ETF that primarily or wholly effects creations and redemptions in-kind.

Composition of Municipal Bonds(1)

as of January 31, 2019

Municipal Bonds	Percentage of Net Assets
Airport	9.3%
Development	0.6
Education	2.2
Facilities	0.6
General Obligation	12.8
Higher Education	2.4
Housing	1.0
Medical	5.5
Mello-Roos District	0.1
Nursing Homes	2.5
Other(2)	16.5
Pollution	1.6
Power	7.0
School District	10.1
Single Family Housing	4.1
Tobacco	3.1
Transportation	9.4
Utilities	2.7
Water	2.6
Short-Term Investments	5.9

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	Other refers to Special Tax District Bonds, Tax Increment Bonds and certain Community Development District bonds.

3

Hartford Schroders Tax-Aware Bond ETF

Fund Overview

January 31, 2019 (Unaudited)

inception 04/18/2018 (sub-advised by Schroder Investment Management North America Inc.)	Investment objective – The Fund seeks total return on an after-tax basis.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund.

Cumulative Total Returns

for the Periods Ending 1/31/19

	6 Months[1]	Since Inception[2]
Tax-Aware Bond ETF (NAV Return)	2.46%	2.85%
Tax-Aware Bond ETF (Market Price Return)	2.06%	2.54%
Bloomberg Barclays Municipal Bond Index	2.05%	3.05%

[1]	Not Annualized
[2]	Inception: 04/18/2018. Cumulative returns not annualized.

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 50,000 Shares.

Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) is designed to cover the USD-denominated long-term tax exempt bond market.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.39%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended January 31, 2019.

Important Risks

The Fund is new and has a limited operating history. Investing involves risk, including the possible loss of principal. The net asset value (NAV) of the Fund’s shares may fluctuate due to changes in the market value of the Fund’s holdings. The Fund’s share price may fluctuate due to changes in the relative supply of and demand for the shares on an exchange. The Fund is actively managed and does not seek to replicate the performance of a specified index. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Mortgage related- and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. • The purchase of securities in the To-Be-Announced (TBA) market can result in additional price and counterparty risk. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments.

4

Hartford Schroders Tax-Aware Bond ETF

Fund Overview – (continued)

January 31, 2019 (Unaudited)

• Municipal securities may be adversely impacted by state/local, political, economic, or market conditions; these risks may be magnified if the Fund focuses its assets in municipal securities of issuers in a few select states. Investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable. • In certain instances, unlike other ETFs, the Fund may effect creations and redemptions partly or wholly for cash, rather than in-kind, which may make the Fund less tax-efficient and incur more fees than an ETF that primarily or wholly effects creations and redemptions in-kind.

Composition by Security Type(1)

as of January 31, 2019

Category	Percentage of Net Assets
Fixed Income Securities
Corporate Bonds	12.6%
Municipal Bonds	75.9
U.S. Government Agencies	6.0
U.S. Government Securities	3.8

Total	98.3%

Short-Term Investments	1.8
Other Assets & Liabilities	(0.1)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

5

Hartford Short Duration ETF

Fund Overview

January 31, 2019 (Unaudited)

inception 05/30/2018 (sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide current income and long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund.

Cumulative Total Returns

for the Periods Ending 1/31/19

	6 Months[1]	Since Inception[2]
Short Duration ETF (NAV Return)	1.57%	1.88%
Short Duration ETF (Market Price Return)	1.67%	2.03%
Bloomberg Barclays 1-3 Year U.S. Government/Credit Index	1.86%	1.93%

[1]	Not Annualized
[2]	Inception: 05/30/2018. Cumulative returns not annualized.

Information regarding how often shares of the Fund traded on Cboe BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 50,000 Shares.

Bloomberg Barclays 1-3 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index comprised of the U.S. Government/Credit component of the U.S. Aggregate Index. The 1-3 Year Government/Credit Index includes securities in the 1-3 year maturity range in the Government/Credit Index.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.32%. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended January 31, 2019.

Important Risks

The Fund is new and has a limited operating history. Investing involves risk, including the possible loss of principal. As part of its investment strategy, the Fund may allocate a portion of its assets among specialist portfolio managers. The net asset value (NAV) of the Fund’s shares may fluctuate due to changes in the market value of the Fund’s holdings. The Fund’s share price may fluctuate due to changes in the relative supply of and demand for the shares on an exchange. The Fund is actively managed and does not seek to replicate the performance of a specified index. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Loans can be difficult to value and highly illiquid; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government.

6

Hartford Short Duration ETF

Fund Overview – (continued)

January 31, 2019 (Unaudited)

• Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • The risks associated with mortgage related- and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. • Privately placed, restricted (Rule 144A) securities may be more difficult to sell and price than other securities. • In certain instances, unlike other ETFs, the Fund may effect creations and redemptions partly or wholly for cash, rather than in-kind, which may make the Fund less tax-efficient and incur more fees than an ETF that primarily or wholly effects creations and redemptions in-kind.

Composition by Security Type(1)

as of January 31, 2019

Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	9.2%
Corporate Bonds	60.1
Senior Floating Rate Interests	22.3
U.S. Government Agencies	9.6

Total	101.2%

Short-Term Investments	1.8
Other Assets & Liabilities	(3.0)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

7

Hartford Total Return Bond ETF

Fund Overview

January 31, 2019 (Unaudited)

inception 09/27/2017 (sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks a competitive total return, with income as a secondary objective.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund.

Average Annual Total Returns

for the Periods Ending 1/31/19

	6 Months[1]	1 Year	Since Inception[2]
Total Return Bond ETF (NAV Return)	2.24%	1.95%	1.12%
Total Return Bond Fund (Market Price Return)	2.09%	1.69%	0.99%
Bloomberg Barclays U.S. Aggregate Bond Index	2.71%	2.25%	1.14%

[1]	Not Annualized
[2]	Inception: 09/27/2017.

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 50,000 Shares.

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index and is composed of securities that are SEC – registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus, as supplemented, was 0.30%. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended January 31, 2019.

Important Risks

Investing involves risk, including the possible loss of principal. The Fund seeks to achieve its investment objective by allocating assets among different portfolio management teams. The net asset value (NAV) of the Fund’s shares may fluctuate due to changes in the market value of the Fund’s holdings. The Fund’s share price may fluctuate due to changes in the relative supply of and demand for the shares on an exchange. The Fund is actively managed and does not seek to replicate the performance of a specified index. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • The risks associated with mortgage related- and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate,

8

Hartford Total Return Bond ETF

Fund Overview – (continued)

January 31, 2019 (Unaudited)

prepayment, liquidity, credit and extension risks. • The Fund may purchase securities in the To-Be-Announced (TBA) market, which can subject the Fund to additional price and counterparty risk. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. • Privately placed, restricted (Rule 144A) securities may be more difficult to sell and price than other securities. • In certain instances, unlike other ETFs, the Fund may effect creations and redemptions partly or wholly for cash, rather than in-kind, which may make the Fund less tax-efficient and incur more fees than an ETF that primarily or wholly effects creations and redemptions in-kind.

Composition by Security Type(1)

as of January 31, 2019

Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	22.7%
Corporate Bonds	31.9
Foreign Government Obligations	8.0
Municipal Bonds	0.5
Senior Floating Rate Interests	4.6
U.S. Government Agencies	50.3
U.S. Government Securities	25.4

Total	143.4%

Short-Term Investments	5.1
Purchased Options	0.2
Other Assets & Liabilities	(48.7)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

9

Hartford Active Fixed Income ETFs

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including investment management fees and certain other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of August 1, 2018 through January 31, 2019. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratio below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of shares of the Funds. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different exchange-traded funds. In addition, if these transactional costs were included, your costs would be higher. Expense ratios may vary period to period because of various factors, such as an increase in expenses not covered by the management fee (including expenses of the independent trustees and their counsel, extraordinary expenses and interest expense). Expenses are equal to a Fund’s annualized expense ratio multiplied by average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses paid during the period August 1, 2018 through January 31, 2019	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses paid during the period August 1, 2018 through January 31, 2019	Annualized expense ratio
Hartford Municipal Opportunities ETF	$1,000.00	$1,021.50	$1.48	$1,000.00	$1,023.74	$1.48	0.29%

Hartford Schroders Tax-Aware Bond ETF	$1,000.00	$1,024.60	$1.99	$1,000.00	$1,023.24	$1.99	0.39%

Hartford Short Duration ETF	$1,000.00	$1,015.70	$1.47	$1,000.00	$1,023.74	$1.48	0.29%

Hartford Total Return Bond ETF	$1,000.00	$1,022.40	$1.48	$1,000.00	$1,023.74	$1.48	0.29%

10

Hartford Municipal Opportunities ETF

Schedule of Investments

January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.1%
	Alabama - 2.5%
$1,100,000	Birmingham, AL, Water Works Board Water Rev 5.00%, 01/01/2027	$1,325,973
90,000	Jefferson County, AL 5.00%, 04/01/2024	102,538
100,000	Jefferson County, AL, Board of Education 5.00%, 02/01/2042	111,051
1,000,000	State of Alabama Docks Department 5.00%, 10/01/2026	1,151,970

		2,691,532

	Arizona - 1.4%
480,000	Coconino County, AZ, Pollution Control Corp 1.80%, 09/01/2032(1)	477,187
185,000	Maricopa County, AZ, Industrial Dev Auth 5.00%, 09/01/2031	214,589
750,000	Maricopa County, AZ, Pollution Control Corp. 5.00%, 06/01/2035	759,195
110,000	Tempe, AZ, Industrial Dev Auth 4.00%, 10/01/2023(2)	110,416

		1,561,387

	California - 4.0%
145,000	California County Tobacco Securitization Agency 5.00%, 06/01/2020	149,691
	City of Los Angeles, CA, Department of Airports
1,450,000	5.00%, 05/15/2035	1,671,908
1,500,000	5.00%, 05/15/2040	1,557,345
150,000	Fresno, CA, Unified School Dist 0.00%, 08/01/2032(3)	93,019
500,000	Golden State Tobacco Securitization Corp., CA 5.00%, 06/01/2032	559,630
100,000	Romoland, CA, School Dist 5.00%, 09/01/2043	108,384
	San Joaquin Hills, CA, Transportation Corridor Agency
215,000	0.00%, 01/15/2032(3)	130,926
70,000	0.00%, 01/15/2035(3)	36,875

		4,307,778

	Colorado - 2.1%
720,000	Arapahoe County, CO, School Dist No. 6 Littleton 5.50%, 12/01/2031	908,539
175,000	Denver Urban Renewal Auth 5.25%, 12/01/2039(2)	174,109
1,030,000	Park Creek Metropolitan Dist 5.00%, 12/01/2029	1,206,048

		2,288,696

	Connecticut - 3.1%
100,000	City of Bridgeport, CT 5.00%, 07/15/2034	112,920
1,000,000	Connecticut Housing Finance Auth 4.25%, 05/15/2042	1,074,740
	State of Connecticut
380,000	5.00%, 11/15/2025	435,328
1,000,000	5.00%, 09/15/2027	1,158,200
500,000	5.00%, 04/15/2029	570,220

		3,351,408

	District of Columbia - 3.4%
3,100,000	District of Columbia 5.00%, 06/01/2027	3,699,137

	Florida - 4.6%
125,000	Atlantic Beach, FL 5.00%, 11/15/2043	131,816
1,000,000	Greater Orlando Aviation Auth 5.00%, 10/01/2037	1,122,280
	JEA, FL, Electric System Rev
1,550,000	5.00%, 10/01/2022	1,700,551
1,500,000	5.00%, 10/01/2028	1,749,855
35,000	Putnam County, FL, Development Auth 5.00%, 03/15/2042	38,687
250,000	South Miami, FL, Health Facs Auth 5.00%, 08/15/2019	254,258

		4,997,447

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.1% - (continued)
	Georgia - 2.4%
	Burke County, GA, Development Auth Rev
$1,000,000	2.05%, 10/01/2032(1)	$978,130
200,000	3.00%, 11/01/2045(1)	199,552
200,000	Main Street, GA, Natural Gas, Inc. 5.50%, 09/15/2023	226,920
1,000,000	Municipal Electric Auth, GA 5.00%, 01/01/2028	1,132,750

		2,537,352

	Hawaii - 0.1%
100,000	State of Hawaii Airports System Rev 5.00%, 07/01/2031	116,286

	Illinois - 12.0%
	Chicago, IL, Board of Education
105,000	0.00%, 12/01/2023(3)	89,025
110,000	0.00%, 12/01/2026(3)	82,060
65,000	5.00%, 12/01/2020	66,880
250,000	5.00%, 12/01/2024	263,528
250,000	5.00%, 04/01/2033	272,403
	Chicago, IL, Transit Auth
1,490,000	5.00%, 12/01/2021	1,602,152
445,000	5.00%, 06/01/2024	500,736
130,000	5.25%, 12/01/2024	140,205
105,000	5.25%, 12/01/2025	113,003
400,000	City of Chicago, IL 5.00%, 01/01/2024	424,976
	City of Chicago, IL, Wastewater Transmission Rev
90,000	5.00%, 01/01/2027	99,716
50,000	5.50%, 01/01/2030	57,487
100,000	Cook County, IL, GO 5.00%, 11/15/2021	107,145
1,075,000	Decatur, IL, GO 5.00%, 03/01/2035	1,188,413
205,000	Illinois Metropolitan Pier & Exposition Auth 0.00%, 12/15/2025(3)	159,500
150,000	Illinois State Finance Auth Rev 5.00%, 11/15/2045	160,200
	Illinois State Toll Highway Auth
150,000	5.00%, 01/01/2030	177,075
500,000	5.00%, 01/01/2031	592,575
	Kane McHenry Cook & DeKalb Counties, IL, Unified School Dist, No. 300
1,000,000	5.00%, 01/01/2021	1,058,390
100,000	5.00%, 01/01/2032	112,523
150,000	Kendall Kane & Will Counties, IL, Unified School Dist 0.00%, 02/01/2027(3)	118,794
100,000	Metropolitan Pier & Exposition Auth, IL 0.00%, 06/15/2019(3)	99,023
	Railsplitter, IL, Tobacco Settlement Auth
150,000	5.00%, 06/01/2022	163,040
75,000	5.25%, 06/01/2021	80,049
150,000	Regional Transportation Auth, IL 5.00%, 06/01/2024	170,391
500,000	Sales Tax Securitization Corp., IL 5.00%, 01/01/2029	569,685
	State of Illinois
1,040,000	5.00%, 03/01/2021	1,082,162
1,250,000	5.00%, 06/15/2022	1,329,787
450,000	5.00%, 12/01/2024	484,286
1,000,000	5.00%, 02/01/2027	1,082,750
115,000	5.00%, 06/15/2027	124,709
300,000	5.00%, 11/01/2027	325,386
100,000	Village of Bolingbrook, IL 5.00%, 01/01/2028	117,162

		13,015,216

	Iowa - 0.6%
575,000	State of Iowa, Fin Auth 5.00%, 02/15/2027	678,080

	Kentucky - 1.4%
110,000	Kentucky Bond Dev Corp. 5.00%, 09/01/2023	123,709
100,000	Kentucky Public Energy Auth 4.00%, 01/01/2049(1)	106,606

The accompanying notes are an integral part of these financial statements.

11

Hartford Municipal Opportunities ETF

Schedule of Investments – (continued)

January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.1% - (continued)
	Kentucky - 1.4% - (continued)
$1,250,000	Louisville, KY, Regional Airport Auth 5.00%, 07/01/2021	$1,332,238

		1,562,553

	Maryland - 0.0%
40,000	Maryland Health & Higher Educational Facs. Auth 2.88%, 07/01/2023	39,745

	Massachusetts - 2.3%
1,500,000	Commonwealth of Massachusetts GO 5.00%, 01/01/2042	1,710,300
	Massachusetts Dev Finance Agency
250,000	5.00%, 07/01/2020	259,402
255,000	5.00%, 07/01/2031	281,339
100,000	5.00%, 07/01/2034	108,691
100,000	5.00%, 07/01/2048	108,181

		2,467,913

	Michigan - 3.8%
345,000	City of Detroit, MI, GO 5.00%, 04/01/2022	363,392
	Michigan Finance Auth
1,100,000	5.00%, 07/01/2035	1,214,939
500,000	5.00%, 11/01/2035	581,155
1,250,000	Michigan State Housing Dev Auth 4.25%, 06/01/2049	1,342,175
500,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2025	578,305

		4,079,966

	Minnesota - 1.4%
275,000	Duluth, MN, Independent School Dist, No. 709 5.00%, 02/01/2022	294,965
1,000,000	Minneapolis-St Paul, MN, Metropolitan Airports Commission 5.00%, 01/01/2035	1,026,670
200,000	Saint Francis, MN, Independent School Dist, No. 15 4.00%, 02/01/2030	210,678

		1,532,313

	Mississippi - 1.9%
750,000	Mississippi Dev Bank 5.00%, 10/01/2027	888,720
1,000,000	State of Mississippi 5.00%, 10/15/2029	1,192,220

		2,080,940

	Missouri - 1.1%
500,000	Kirkwood, MO, Industrial Dev Auth Retirement Community 5.25%, 05/15/2042	524,240
650,000	State Louis County, MO, Industrial Dev Auth 5.00%, 09/01/2028	680,186

		1,204,426

	Nevada - 1.6%
280,000	City of Reno, NV 5.00%, 06/01/2033	321,600
1,000,000	Clark County, NV, School Dist 5.00%, 06/15/2026	1,165,670
200,000	Las Vegas, NV, New Convention Center Auth 5.00%, 07/01/2029	225,480

		1,712,750

	New Jersey - 2.6%
1,000,000	City of Bayonne, NJ 0.00%, 07/01/2023(3)	903,710
	New Jersey Economic Development Auth
400,000	5.00%, 06/15/2022	430,984
150,000	5.00%, 06/15/2023	164,172
255,000	New Jersey Educational Facs Auth 5.00%, 06/01/2020	264,300
125,000	New Jersey Transportation Trust Fund Auth 5.00%, 12/15/2023	137,899
250,000	New Jersey Turnpike Auth 4.00%, 01/01/2033	265,590

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.1% - (continued)
	New Jersey - 2.6% - (continued)
	Tobacco Settlement Financing Corp., NJ
$340,000	5.00%, 06/01/2024	$381,582
250,000	5.00%, 06/01/2029	288,857

		2,837,094

	New Mexico - 0.1%
100,000	New Mexico Mortgage Finance Auth 4.00%, 01/01/2049	106,066

	New York - 7.9%
480,000	Metropolitan Transportation Auth, NY 5.00%, 11/15/2020	507,043
1,250,000	New York City, NY, Water & Sewer System 5.25%, 06/15/2040	1,265,350
	New York City, NY, Transitional Finance Auth
100,000	4.50%, 11/01/2019	102,180
2,000,000	5.00%, 08/01/2035	2,346,300
	New York State Dormitory Auth Rev
160,000	3.00%, 07/01/2019	160,912
200,000	5.00%, 02/15/2031	236,846
1,000,000	5.00%, 03/15/2035	1,175,060
750,000	5.00%, 03/15/2037	873,765
1,000,000	5.00%, 02/15/2038	1,135,670
275,000	New York State Thruway Auth Rev 4.00%, 05/01/2019	276,645
500,000	Town of Oyster Bay, NY, GO 4.00%, 02/15/2020	508,500

		8,588,271

	Ohio - 3.5%
1,000,000	American Municipal Power, Inc., OH 2.35%, 02/15/2038	1,000,970
1,200,000	Buckeye, OH, Tobacco Settlement Finance Auth 5.88%, 06/01/2047	1,114,428
1,105,000	City of Cleveland, OH, Airport System Rev 5.25%, 01/01/2020	1,138,161
100,000	Cleveland, OH, Department of Public Utilities 5.00%, 11/15/2030	117,774
	County of Lucas, OH
250,000	5.00%, 11/15/2019	255,300
100,000	5.00%, 11/15/2020	104,681

		3,731,314

	Oklahoma - 0.1%
	Oklahoma Dev Finance Auth
30,000	5.25%, 08/15/2048	32,674
30,000	5.50%, 08/15/2057	33,260

		65,934

	Oregon - 0.6%
30,000	Benton & Linn Counties, OR, Consolidated School Dist No. 509J & 509A Corvallis 5.00%, 06/15/2038(4)	32,405
100,000	Clackamas County, OR, Hospital Facs Auth 2.60%, 11/15/2023	98,800
20,000	Marion County, OR, School Dist No. 15 North Marion 0.00%, 06/15/2037(3)	9,689
	Salem Hospital Fac Auth
40,000	5.00%, 05/15/2038	43,554
30,000	5.00%, 05/15/2048	32,281
200,000	State of Oregon 4.00%, 12/01/2048	211,092
115,000	State of Oregon Housing & Community Services Department 4.50%, 01/01/2049	124,256
100,000	Washington Clackamas & Yamhill Counties, OR, School Dist No. 88J 0.00%, 06/15/2034(3)	57,199

		609,276

The accompanying notes are an integral part of these financial statements.

12

Hartford Municipal Opportunities ETF

Schedule of Investments – (continued)

January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.1% - (continued)
	Pennsylvania - 5.5%
	Montgomery County, PA, Industrial Dev Auth
$230,000	5.00%, 12/01/2030	$245,520
100,000	5.00%, 12/01/2046	103,400
	Pennsylvania Commonwealth Financing Auth
490,000	5.00%, 06/01/2020	509,179
100,000	5.00%, 06/01/2027	116,152
1,000,000	Pennsylvania Economic Dev Financing Auth 2.63%, 11/01/2021	1,004,330
	Pennsylvania Higher Educational Facs Auth
250,000	5.00%, 05/01/2025	289,817
750,000	5.00%, 05/01/2037	841,860
445,000	Pennsylvania Housing Finance Agency 3.10%, 04/01/2023	449,299
	Pennsylvania Turnpike Commission Rev
150,000	5.00%, 12/01/2030	173,552
1,095,000	5.00%, 12/01/2032	1,263,652
750,000	5.00%, 12/01/2034	850,582
95,000	5.00%, 12/01/2037	101,778

		5,949,121

	Puerto Rico - 0.2%
250,000	Commonwealth of Puerto Rico, GO 8.00%, 07/01/2035(5)	115,000
	Puerto Rico Electric Power Auth
50,000	5.00%, 07/01/2019	50,332
35,000	5.25%, 07/01/2019	35,267

		200,599

	South Carolina - 2.1%
390,000	SCAGO Educational Facs Corp. for Pickens School Dist, SC 5.00%, 12/01/2029	443,083
1,000,000	South Carolina Jobs-Economic Dev Auth 5.00%, 05/01/2028	1,174,450
	South Carolina State Public Service Auth
500,000	5.00%, 12/01/2034	539,460
125,000	5.00%, 12/01/2050	130,992

		2,287,985

	South Dakota - 1.0%
1,000,000	South Dakota Housing Dev Auth 4.50%, 11/01/2048	1,087,830

	Tennessee - 1.5%
	Tennessee Energy Acquisition Corp.
500,000	5.00%, 02/01/2022	535,515
300,000	5.00%, 02/01/2023	326,655
455,000	5.00%, 02/01/2027	517,158
175,000	Tennessee Housing Development Agency 4.00%, 01/01/2049	185,696

		1,565,024

	Texas - 10.4%
1,125,000	Arlington, TX, Independent School Dist 5.00%, 02/15/2028	1,323,495
750,000	City of Houston, TX 0.00%, 09/01/2025(3)	634,492
65,000	City of Houston, TX Combined Utility System Rev 5.00%, 05/15/2026	74,689
1,385,000	City of San Antonio, TX, Electric & Gas Systems Rev 5.00%, 02/01/2028	1,646,239
100,000	Harris County-Houston, TX, Sports Auth 5.00%, 11/15/2020	105,381
1,370,000	Keller, TX, Independent School Dist 5.00%, 02/15/2022	1,501,712
100,000	Kerrville, TX, Health Facs Development Corp. 5.00%, 08/15/2024	112,343
150,000	Lower, TX, Colorado River Auth 5.00%, 05/15/2019	151,374
500,000	New Hope, TX, Cultural Education Facs Finance Corp. 5.00%, 11/01/2046	511,560

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.1% - (continued)
	Texas - 10.4% - (continued)
$1,720,000	North East Texas Independent School Dist 5.00%, 02/01/2020	$1,776,089
300,000	North East Texas Regional Mobility Auth 5.00%, 01/01/2021	312,288
	North Texas Tollway Auth Rev
225,000	5.00%, 01/01/2048	251,546
70,000	6.25%, 02/01/2023	72,555
1,000,000	Rockwall, TX, Independent School Dist 5.00%, 02/15/2028	1,219,940
1,500,000	Texas Municipal Gas Acquisition & Supply Corp. III 5.00%, 12/15/2019	1,536,750

		11,230,453

	Utah - 3.2%
1,000,000	Salt Lake City, UT, Corp. Airport Rev 5.00%, 07/01/2029	1,185,380
590,000	Salt Lake County, UT 5.13%, 02/15/2033	684,052
1,250,000	Utah Transit Auth 5.25%, 06/15/2029	1,562,262

		3,431,694

	Virginia - 1.2%
1,295,000	Virginia College Building Auth 5.00%, 02/01/2020	1,337,489

	Washington - 1.6%
	Port of Seattle, WA
1,000,000	5.00%, 06/01/2030	1,039,410
500,000	5.00%, 05/01/2036	560,335
160,000	5.50%, 09/01/2020	169,048

		1,768,793

	Wisconsin - 2.9%
	Public Finance Auth, WI
250,000	5.00%, 09/30/2024	280,395
100,000	5.00%, 09/01/2025(2)	106,801
1,000,000	5.00%, 07/01/2036	1,110,480
100,000	5.00%, 10/01/2043(2)	100,832
1,000,000	Univ. of Wisconsin Hospitals & Clinics 5.00%, 04/01/2030	1,179,450
400,000	Wisconsin Health & Educational Facs Auth 5.00%, 11/15/2033	408,200

		3,186,158

	Total Municipal Bonds (cost $99,984,615)	$101,908,026

	Total Long-Term Investments (cost $99,984,615)	$101,908,026

SHORT-TERM INVESTMENTS - 5.9%
	Other Investment Pools & Funds - 5.9%
6,367,379	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(6)	6,367,379

	Total Short-Term Investments (cost $6,367,379)	$6,367,379

Total Investments (cost $106,351,994)	100.0%	$108,275,405
Other Assets & Liabilities	0.0%	8,581

Total Net Assets	100.0%	$108,283,986

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The accompanying notes are an integral part of these financial statements.

13

Hartford Municipal Opportunities ETF

Schedule of Investments – (continued)

January 31, 2019 (Unaudited)

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $492,158, representing 0.5% of net assets.

(3)	Security is a zero-coupon bond.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(6)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Abbreviations:
Auth	Authority
Dev	Development
Facs	Facilities
GO	General Obligation
Rev	Revenue

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$101,908,026	$—	$101,908,026	$—
Short-Term Investments	6,367,379	6,367,379	—	—

Total	$108,275,405	$6,367,379	$101,908,026	$—

(1)	For the six-month period ended January 31, 2019, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

14

Hartford Schroders Tax-Aware Bond ETF

Schedule of Investments

January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 12.6%
	Aerospace/Defense - 1.0%
$211,000	United Technologies Corp. 4.13%, 11/16/2028	$217,030

	Agriculture - 0.1%
18,000	Reynolds American, Inc. 5.70%, 08/15/2035	18,089

	Beverages - 0.5%
109,000	Anheuser-Busch InBev Worldwide, Inc. 4.15%, 01/23/2025	111,950

	Commercial Banks - 5.5%
185,000	Citigroup, Inc. 3.20%, 10/21/2026	177,993
114,000	Fifth Third Bancorp 3.65%, 01/25/2024	114,870
102,000	Goldman Sachs Group, Inc. 3.50%, 11/16/2026	98,276
164,000	Morgan Stanley 3 mo. USD LIBOR + 1.628%, 4.43%, 01/23/2030(1)	170,390
265,000	PNC Financial Services Group, Inc. 3.50%, 01/23/2024	267,693
125,000	Regions Financial Corp. 3.80%, 08/14/2023	126,029
193,000	Wells Fargo & Co. 3.75%, 01/24/2024	196,368

		1,151,619

	Healthcare-Services - 0.5%
120,000	Cigna Holding Co. 3.05%, 10/15/2027	111,161

	Insurance - 1.9%
194,000	MetLife, Inc. 6.40%, 12/15/2066	207,580
218,000	Prudential Financial, Inc. 3 mo. USD LIBOR + 2.380%, 4.50%, 09/15/2047(1)	200,778

		408,358

	Media - 0.7%
135,000	Fox Corp. 4.71%, 01/25/2029(2)	140,834

	Oil & Gas - 1.0%
176,000	Marathon Petroleum Corp. 4.75%, 09/15/2044	163,369
57,000	Petroleos Mexicanos 5.63%, 01/23/2046	45,167

		208,536

	Pipelines - 0.4%
84,000	Enterprise Products Operating LLC 5.10%, 02/15/2045	86,933

	REITS - 1.0%
210,000	Crown Castle International Corp. 4.30%, 02/15/2029	210,830

	Total Corporate Bonds (cost $2,661,809)	$2,665,340

MUNICIPAL BONDS - 75.9%
	California - 0.8%
155,000	MSR Public Power Agency, CA 6.00%, 07/01/2022	168,962

	Connecticut - 1.4%
275,000	Connecticut Housing Finance Auth 4.25%, 05/15/2042	295,554

	Delaware - 2.8%
485,000	State of Delaware 5.00%, 01/01/2027	592,122

	District of Columbia - 5.5%
505,000	Dist of Columbia 5.00%, 06/01/2036	584,134
525,000	Dist of Columbia Water & Sewer Auth 5.00%, 10/01/2049	597,250

		1,181,384

	Florida - 0.5%
95,000	Florida Housing Finance Corp. 4.00%, 07/01/2049	100,884

	Georgia - 1.7%
335,000	Main Street, GA, Natural Gas, Inc. 4.00%, 08/01/2048(3)	355,355

	Illinois - 3.8%
130,000	Chicago, IL, Board of Education 5.00%, 12/01/2020	133,761
65,000	Chicago, IL, Metropolitan Water Reclamation Dist GO 5.25%, 12/01/2032	79,301
165,000	Illinois Housing Dev Auth 4.50%, 10/01/2048	179,119

Shares or Principal Amount		Market Value†

MUNICIPAL BONDS - 75.9% - (continued)
	Illinois - 3.8% - (continued)
$175,000	Railsplitter, IL, Tobacco Settlement Auth 5.00%, 06/01/2027	$201,330
195,000	State of Illinois 5.00%, 11/01/2028	210,598

		804,109

	Indiana - 0.5%
100,000	Indiana Housing & Community Dev Auth 4.00%, 07/01/2048	106,208

	Iowa - 0.4%
80,000	Iowa Finance Auth 4.00%, 07/01/2048	85,090

	Kentucky - 4.0%
600,000	Kentucky Public Energy Auth 4.00%, 12/01/2049(3)	632,304
	Kentucky State Property & Building Commission
60,000	5.00%, 05/01/2024	67,607
105,000	5.00%, 08/01/2024	118,853
40,000	5.00%, 05/01/2025	45,595

		864,359

	Louisiana - 0.2%
40,000	Louisiana Housing Corp. 4.50%, 12/01/2047	43,404

	Maine - 1.0%
195,000	Maine State Housing Auth 4.00%, 11/15/2048	207,400

	Maryland - 3.9%
490,000	Howard County, MD 5.00%, 02/15/2027	597,334
210,000	Maryland Community Dev Administration 4.50%, 09/01/2048	227,556

		824,890

	Minnesota - 0.7%
145,000	Coon Rapids, MN, MF Rev 2.20%, 04/01/2021(3)	145,463

	Missouri - 2.0%
	Missouri Housing Dev Commission
210,000	4.25%, 05/01/2049	225,821
180,000	4.75%, 05/01/2049	197,597

		423,418

	Nebraska - 0.7%
135,000	Nebraska Investment Finance Auth Rev 4.00%, 09/01/2048	143,400

	Nevada - 2.8%
510,000	Clark County, NV 5.00%, 06/01/2037	591,065

	New Jersey - 5.9%
	New Jersey Economic Dev Auth
160,000	5.00%, 03/01/2026	172,759
90,000	5.00%, 11/01/2026	101,950
	New Jersey Transportation Trust Fund Auth
40,000	5.00%, 06/15/2024	44,776
150,000	5.00%, 12/15/2028	170,504
495,000	New Jersey Turnpike Auth 5.00%, 01/01/2037	566,463
175,000	Tobacco Settlement Financing Corp., NJ 5.00%, 06/01/2029	202,200

		1,258,652

	New Mexico - 0.5%
105,000	New Mexico Mortgage Finance Auth 4.00%, 01/01/2049	111,556

	New York - 2.7%
505,000	Metropolitan Transportation Auth, NY 5.00%, 11/15/2035	572,690

	Ohio - 4.3%
175,000	Ohio Housing Finance Agency 4.50%, 09/01/2048	189,772
295,000	Ohio Turnpike & Infrastructure Commission 0.00%, 02/15/2041(4)	123,546

The accompanying notes are an integral part of these financial statements.

15

Hartford Schroders Tax-Aware Bond ETF

Schedule of Investments – (continued)

January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†

MUNICIPAL BONDS - 75.9% - (continued)
	Ohio - 4.3% - (continued)
$495,000	State of Ohio 5.00%, 08/01/2026	$597,460

		910,778

	Pennsylvania - 2.6%
110,000	Geisinger, PA, Health System Auth 5.00%, 02/15/2032	127,039
375,000	Pennsylvania Turnpike Commission 5.00%, 12/01/2034	428,381

		555,420

	Rhode Island - 1.1%
215,000	Rhode Island Housing & Mortgage Finance Corp. 4.00%, 10/01/2048	228,321

	South Carolina - 3.0%
590,000	Patriots Energy Group Financing Agency, SC 4.00%, 10/01/2048(3)	626,533
10,000	Tobacco Settlement Revenue Mgmt Auth, SC 6.38%, 05/15/2030	13,455

		639,988

	Tennessee - 0.9%
25,000	Metropolitan Gov’t Nashville & Davidson County, TN Health & Educational Facs Bd 4.88%, 11/01/2028	28,468
145,000	Tennessee Housing Dev Agency 4.50%, 07/01/2049	157,509

		185,977

	Texas - 14.1%
495,000	Cypress-Fairbanks, TX, Independent School Dist 5.00%, 02/15/2026	591,941
360,000	Denton, TX, Independent School Dist 5.00%, 08/15/2048	406,753
245,000	Grand Parkway Transportation Corp., TX 5.00%, 10/01/2048	276,439
505,000	Harris County, TX 5.00%, 10/01/2038	579,821
285,000	Mesquite, TX, Independent School Dist 5.00%, 08/15/2048	321,560
95,000	North Texas Tollway Auth Rev 5.00%, 01/01/2048	105,899
105,000	Texas Department of Housing & Community Affairs 4.75%, 03/01/2049	114,899
495,000	University of Texas, Permanent University Fund 5.00%, 07/01/2027	591,129

		2,988,441

	Utah - 0.3%
55,000	Salt Lake City, UT, Corp. Airport Rev 5.00%, 07/01/2048	61,986

	Virginia - 5.6%
490,000	Fairfax County, VA, Water Auth 5.00%, 04/01/2029	592,135
495,000	Virginia Public Building Auth 5.00%, 08/01/2029	605,707

		1,197,842

	Washington - 1.5%
295,000	Washington State Housing Finance Commission 4.00%, 12/01/2048	313,845

	Wyoming - 0.7%
140,000	Wyoming Community Dev Auth 4.00%, 06/01/2043	148,564

	Total Municipal Bonds (cost $15,925,754)	$16,107,127

U.S. GOVERNMENT AGENCIES - 6.0%
	Mortgage-Backed Agencies - 6.0%
	FNMA
$419,098	3.50%, 11/01/2047	$421,225
420,426	3.50%, 12/01/2047	422,561

		843,786

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 6.0% - (continued)
	GNMA
$407,203	4.00%, 10/20/2048	$419,137

		1,262,923

	Total U.S. Government Agencies (cost $1,255,775)	$1,262,923

U.S. GOVERNMENT SECURITIES - 3.8%
	U.S. Treasury Securities - 3.8%
	U.S. Treasury Notes - 3.8%
$712,365	0.75%, 07/15/2028(5)	712,374
93,500	2.88%, 08/15/2028	95,381

		807,755

	Total U.S. Government Securities (cost $786,370)	$807,755

	Total Long-Term Investments (cost $20,629,708)	$20,843,145

SHORT-TERM INVESTMENTS - 1.8%
	Other Investment Pools & Funds - 1.8%
$385,403	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 2.25%(6)	385,403

	Total Short-Term Investments (cost $385,403)	$385,403

Total Investments (cost $21,015,111)	100.1%	$21,228,548
Other Assets & Liabilities	(0.1)%	(12,571)

Total Net Assets	100.0%	$21,215,977

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2019.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of this security was $140,834, representing 0.7% of net assets.

(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a zero-coupon bond.

(5)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(6)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.

16

Hartford Schroders Tax-Aware Bond ETF

Schedule of Investments – (continued)

January 31, 2019 (Unaudited)

Futures Contracts Outstanding at January 31, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury 10-Year Note Future	3	03/20/2019	$367,406	$(2,162)

Total futures contracts				$(2,162)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations:
USD	United States Dollar

Other Abbreviations:
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

Municipal Abbreviations:
Auth	Authority
Dev	Development
GO	General Obligation
Mgmt	Management
Rev	Revenue

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$2,665,340	$—	$2,665,340	$—
Municipal Bonds	16,107,127	—	16,107,127	—
U.S. Government Agencies	1,262,923	—	1,262,923	—
U.S. Government Securities	807,755	—	807,755	—
Short-Term Investments	385,403	385,403	—	—

Total	$21,228,548	$385,403	$20,843,145	$—

Liabilities
Futures Contracts(2)	$(2,162)	$(2,162)	$—	$—

Total	$(2,162)	$(2,162)	$—	$—

(1)	For the six-month period ended January 31, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

17

Hartford Short Duration ETF

Schedule of Investments

January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 9.2%
	Asset-Backed - Automobile - 0.3%
$345,000	Chesapeake Funding II LLC 3.39%, 01/15/2031(1)	$347,292

	Asset-Backed - Finance & Insurance - 2.7%
418,000	Bellemeade Re Ltd. 1 mo. USD LIBOR + 1.200%, 3.71%, 10/25/2027(1)(2)	417,209
192,382	Finance of America Structured Securities Trust 3.38%, 09/25/2028(1)(3)	192,527
95,571	NRZ Excess Spread-Collateralized Notes 3.19%, 01/25/2023(1)	95,048
365,000	OBX Trust 4.00%, 11/25/2048(1)(3)(4)(5)	366,074
49,875	Planet Fitness Master Issuer LLC 4.26%, 09/05/2048(1)	50,163
	Regional Management Issuance Trust
100,000	3.83%, 07/15/2027(1)	100,463
275,000	4.56%, 01/18/2028(1)	276,753
78,814	SoFi Consumer Loan Program LLC 3.28%, 01/26/2026(1)	78,794
234,210	Symphony CLO XIV Ltd. 3 mo. USD LIBOR + 1.280%, 4.08%, 07/14/2026(1)(2)	234,597
	Towd Point Mortgage Trust
318,052	2.75%, 10/25/2057(1)(3)	309,480
90,855	3.75%, 05/25/2058(1)(3)	91,231
339,433	Vantage Data Centers Issuer LLC 4.20%, 11/16/2043(1)	339,433
340,000	Wingstop Funding LLC 4.97%, 12/05/2048(1)	348,153

		2,899,925

	Collateralized - Mortgage Obligations - 0.5%
480,000	FREMF 3.36%, 05/25/2045(1)(3)	478,566

	Commercial Mortgage - Backed Securities - 0.6%
504,961	New Residential Funding LLC 3.99%, 11/25/2048(1)(3)	508,795
83,289	Verus Securitization Trust 3.68%, 06/01/2058(1)(3)	83,219

		592,014

	Other ABS - 1.3%
685,000	Taco Bell Funding LLC 4.32%, 11/25/2048(1)	694,563
379,185	Towd Point Mortgage Trust 3.25%, 07/25/2058(1)(3)	374,015
168,921	VOLT LXX LLC 4.12%, 09/25/2048(1)(6)	168,777
155,006	VOLT LXXI LLC 3.97%, 09/25/2048(1)(6)	154,303

		1,391,658

	Whole Loan Collateral CMO - 3.8%
87,376	Angel Oak Mortgage Trust I LLC 3.67%, 07/27/2048(1)(3)	87,372
250,000	Colombia Cent CLO 27 Ltd. 3 mo. USD LIBOR + 1.150%, 3.64%, 10/25/2028(1)(2)	248,734
	COLT Mortgage Loan Trust
72,434	3.47%, 07/27/2048(1)(3)	72,210
105,081	3.69%, 10/26/2048(1)(3)	105,259
507,117	4.01%, 12/28/2048(1)(3)	508,606
200,993	CSMC Trust 4.13%, 07/25/2058(1)(3)	200,839
441,949	Deephaven Residential Mortgage Trust 3.79%, 08/25/2058(1)(3)	443,298
260,925	Flagstar Mortgage Trust 4.00%, 09/25/2048(1)(3)	263,107
200,000	Home Re Ltd. 1 mo. USD LIBOR + 1.600%, 4.11%, 10/25/2028(1)(2)	200,233
	Mill City Mortgage Loan Trust
88,395	3.25%, 05/25/2062(1)(3)	87,135
89,636	3.50%, 05/25/2058(1)(3)	88,957
293,146	3.50%, 08/25/2058(1)(3)	289,247
86,048	New Residential Mortgage LLC 3.79%, 07/25/2054(1)	86,897
	New Residential Mortgage Loan Trust
467,891	1 mo. USD LIBOR + 0.750%, 3.26%, 01/25/2048(1)(2)	465,437
471,883	4.00%, 02/25/2057(1)(3)	474,780

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 9.2% - (continued)
	Whole Loan Collateral CMO - 3.8% - (continued)
$159,805	4.00%, 09/25/2057(1)(3)	$160,651
	Sequoia Mortgage Trust
95,462	4.00%, 09/25/2048(1)(3)	96,581
86,222	4.50%, 08/25/2048(1)(3)	88,035

		3,967,378

	Total Asset & Commercial Mortgage Backed Securities (cost $9,646,438)	$9,676,833

CORPORATE BONDS - 60.1%
	Aerospace/Defense - 0.6%
300,000	L3 Technologies, Inc. 3.85%, 06/15/2023	303,128
350,000	United Technologies Corp. 3.65%, 08/16/2023	355,220

		658,348

	Agriculture - 0.3%
300,000	Reynolds American, Inc. 3.25%, 06/12/2020	300,026

	Auto Manufacturers - 1.9%
75,000	American Honda Finance Corp. 1.70%, 09/09/2021	72,515
150,000	Daimler Finance NA LLC 2.25%, 09/03/2019(1)	149,229
	Ford Motor Credit Co. LLC
200,000	2.02%, 05/03/2019	199,414
250,000	8.13%, 01/15/2020	259,853
	General Motors Financial Co., Inc.
125,000	3.15%, 06/30/2022	120,860
375,000	3.20%, 07/13/2020	373,929
200,000	3.45%, 04/10/2022	195,547
75,000	Harley-Davidson Financial Services, Inc. 3.55%, 05/21/2021(1)	74,619
	Hyundai Capital America
100,000	2.60%, 03/19/2020(1)	98,926
50,000	4.13%, 06/08/2023(1)	50,203
400,000	Volkswagen Group of America Finance LLC 4.25%, 11/13/2023(1)	404,572

		1,999,667

	Auto Parts & Equipment - 0.2%
200,000	Aptiv plc 3.15%, 11/19/2020	199,383

	Beverages - 0.9%
62,000	Anheuser-Busch InBev Finance, Inc. 2.65%, 02/01/2021	61,746
175,000	Anheuser-Busch InBev Worldwide, Inc. 3.75%, 01/15/2022	178,217
	Constellation Brands, Inc.
175,000	2.65%, 11/07/2022	169,244
100,000	2.70%, 05/09/2022	97,456
100,000	3.20%, 02/15/2023	98,330
300,000	Molson Coors Brewing Co. 2.10%, 07/15/2021	292,363

		897,356

	Biotechnology - 0.3%
	Celgene Corp.
150,000	2.88%, 08/15/2020	149,721
150,000	2.88%, 02/19/2021	149,301

		299,022

	Chemicals - 1.4%
425,000	DowDuPont, Inc. 4.21%, 11/15/2023	440,522
450,000	Eastman Chemical Co. 3.50%, 12/01/2021	451,608
225,000	International Flavors & Fragrances, Inc. 3.40%, 09/25/2020	225,831
50,000	Nutrien Ltd. 6.50%, 05/15/2019	50,467
300,000	Sherwin-Williams Co. 4.20%, 01/15/2022	304,845

		1,473,273

The accompanying notes are an integral part of these financial statements.

18

Hartford Short Duration ETF

Schedule of Investments – (continued)

January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 60.1% - (continued)
	Commercial Banks - 18.4%
$200,000	ABN Amro Bank N.V. 3.40%, 08/27/2021(1)	$200,905
	Bank of America Corp.
125,000	2.15%, 11/09/2020	123,341
300,000	2.50%, 10/21/2022	293,179
325,000	2.63%, 04/19/2021	322,650
200,000	Bank of New York Mellon Corp. 2.50%, 04/15/2021	198,370
100,000	Bank of Nova Scotia 2.70%, 03/07/2022	98,650
400,000	Barclays plc 3.25%, 01/12/2021	395,696
100,000	BB&T Corp. 2.05%, 05/10/2021	98,100
	BNP Paribas S.A.
200,000	2.38%, 05/21/2020	198,623
200,000	3.50%, 03/01/2023(1)	198,285
	BPCE S.A.
250,000	3.00%, 05/22/2022(1)	244,086
250,000	4.00%, 09/12/2023(1)	249,127
250,000	Canadian Imperial Bank of Commerce 3.50%, 09/13/2023	253,089
	Capital One Financial Corp.
200,000	2.50%, 05/12/2020	198,592
200,000	3.05%, 03/09/2022	197,425
	Citigroup, Inc.
325,000	2.70%, 03/30/2021	322,797
200,000	2.90%, 12/08/2021	198,745
250,000	Citizens Bank NA/Providence 3.70%, 03/29/2023	252,129
275,000	Citizens Financial Group, Inc. 2.38%, 07/28/2021	268,856
300,000	Comerica, Inc. 3.70%, 07/31/2023	302,800
250,000	Compass Bank 3.50%, 06/11/2021	250,397
	Cooperatieve Rabobank UA
250,000	2.75%, 01/10/2022	247,698
300,000	3.88%, 09/26/2023(1)	304,970
250,000	Credit Suisse Group AG 3.57%, 01/09/2023(1)	247,352
	Danske Bank A/S
200,000	3.88%, 09/12/2023(1)	191,447
390,000	5.00%, 01/12/2022(1)	395,471
	Deutsche Bank AG
150,000	3.15%, 01/22/2021	145,824
150,000	3.30%, 11/16/2022	140,274
100,000	4.25%, 10/14/2021	98,984
250,000	Discover Bank 3.10%, 06/04/2020	249,397
250,000	DNB Bank ASA 2.38%, 06/02/2021(1)	245,435
	Fifth Third Bancorp
350,000	2.60%, 06/15/2022	341,804
75,000	2.88%, 07/27/2020	74,907
	Goldman Sachs Group, Inc.
300,000	2.35%, 11/15/2021	293,304
200,000	2.88%, 02/25/2021	199,265
300,000	3.00%, 04/26/2022	296,718
250,000	5.25%, 07/27/2021	262,166
200,000	5.75%, 01/24/2022	214,608
	HSBC Holdings plc
200,000	2.95%, 05/25/2021	199,245
200,000	3.40%, 03/08/2021	201,051
200,000	HSBC USA, Inc. 2.35%, 03/05/2020	198,756
	Huntington Bancshares, Inc.
300,000	2.30%, 01/14/2022	292,017
300,000	3.15%, 03/14/2021	300,635
575,000	ING Groep N.V. 4.10%, 10/02/2023	582,153
200,000	Intesa Sanpaolo S.p.A. 3.13%, 07/14/2022(1)	187,940
	JP Morgan Chase & Co.
200,000	2.30%, 08/15/2021	196,567
325,000	2.40%, 06/07/2021	320,837
150,000	2.75%, 06/23/2020	149,726
300,000	2.97%, 01/15/2023	297,659
250,000	KeyBank NA 2.40%, 06/09/2022	243,764
225,000	KeyCorp 5.10%, 03/24/2021	234,453

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 60.1% - (continued)
	Commercial Banks - 18.4% - (continued)
$200,000	Macquarie Group Ltd. 3 mo. USD LIBOR + 1.023%, 3.19%, 11/28/2023(1)(2)	$193,205
250,000	Manufacturers & Traders Trust Co. 2.63%, 01/25/2021	248,182
	Morgan Stanley
250,000	2.50%, 04/21/2021	246,795
325,000	2.63%, 11/17/2021	320,509
325,000	2.75%, 05/19/2022	320,153
125,000	5.63%, 09/23/2019	127,158
250,000	National Australia Bank Ltd. 2.50%, 01/12/2021	247,159
200,000	Nordea Bank AB 2.13%, 05/29/2020(1)	197,731
	PNC Bank NA
250,000	2.15%, 04/29/2021	245,341
375,000	2.45%, 11/05/2020	371,578
	Regions Financial Corp.
200,000	2.75%, 08/14/2022	195,149
250,000	3.20%, 02/08/2021	249,951
525,000	Royal Bank of Canada 3.70%, 10/05/2023	533,971
125,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022	124,846
	Santander UK plc
275,000	2.13%, 11/03/2020	269,533
100,000	2.38%, 03/16/2020	99,299
200,000	3.40%, 06/01/2021	200,180
	Standard Chartered plc
200,000	2.25%, 04/17/2020(1)	197,244
375,000	3 mo. USD LIBOR + 1.150%, 4.25%, 01/20/2023(1)(2)	375,310
300,000	SunTrust Bank 3 mo. USD LIBOR + 0.500%, 3.53%, 10/26/2021(2)	301,413
225,000	SunTrust Banks, Inc. 2.70%, 01/27/2022	221,140
350,000	Svenska Handelsbanken AB 2.45%, 03/30/2021	345,835
200,000	Toronto-Dominion Bank 2.13%, 04/07/2021	196,787
300,000	UBS AG 2.45%, 12/01/2020(1)	295,916
	UniCredit S.p.A.
200,000	3.75%, 04/12/2022(1)	194,493
350,000	6.57%, 01/14/2022(1)	357,551
	Wells Fargo & Co.
375,000	2.50%, 03/04/2021	371,112
155,000	3.75%, 01/24/2024	157,705
100,000	3 mo. USD LIBOR + 1.230%, 3.97%, 10/31/2023(2)	101,051

		19,526,566

	Commercial Services - 0.9%
	ERAC USA Finance LLC
100,000	2.35%, 10/15/2019(1)	99,504
280,000	2.60%, 12/01/2021(1)	273,064
	IHS Markit Ltd.
60,000	4.13%, 08/01/2023	59,742
250,000	5.00%, 11/01/2022(1)	255,425
300,000	Total System Services, Inc. 3.80%, 04/01/2021	300,872

		988,607

	Construction Materials - 0.3%
350,000	Fortune Brands Home & Security, Inc. 4.00%, 09/21/2023	349,675

	Diversified Financial Services - 3.6%
150,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.13%, 07/03/2023	147,978
300,000	AIG Global Funding 2.70%, 12/15/2021(1)	295,378
	Air Lease Corp.
75,000	2.13%, 01/15/2020	74,312
75,000	2.63%, 07/01/2022	72,005
375,000	3.50%, 01/15/2022	371,999

The accompanying notes are an integral part of these financial statements.

19

Hartford Short Duration ETF

Schedule of Investments – (continued)

January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 60.1% - (continued)
	Diversified Financial Services - 3.6% - (continued)
	Aircastle Ltd.
$420,000	4.40%, 09/25/2023	$415,841
165,000	5.13%, 03/15/2021	169,134
250,000	7.63%, 04/15/2020	261,158
350,000	Ally Financial, Inc. 4.63%, 05/19/2022	356,825
250,000	Capital One Bank USA NA 2.30%, 06/05/2019	249,558
375,000	Credit Agricole S.A. 2.38%, 07/01/2021(1)	367,323
400,000	GE Capital International Funding Co. 2.34%, 11/15/2020	390,553
250,000	Navient Corp. 5.50%, 01/25/2023	241,250
300,000	Synchrony Financial 2.70%, 02/03/2020	296,857

		3,710,171

	Electric - 4.2%
175,000	AEP Texas, Inc. 2.40%, 10/01/2022	168,795
450,000	CenterPoint Energy, Inc. 3.85%, 02/01/2024	453,122
125,000	Dominion Energy, Inc. 2.75%, 01/15/2022	122,090
335,000	Duquesne Light Holdings, Inc. 6.40%, 09/15/2020(1)	349,209
250,000	EDP Finance B.V. 5.25%, 01/14/2021(1)	255,545
50,000	Emera U.S. Finance L.P. 2.70%, 06/15/2021	48,984
	Enel Finance International N.V.
400,000	2.88%, 05/25/2022(1)	384,631
250,000	4.25%, 09/14/2023(1)	248,966
165,000	Eversource Energy 3.80%, 12/01/2023	167,619
	Exelon Corp.
125,000	3.50%, 06/01/2022	124,039
125,000	5.15%, 12/01/2020	128,695
150,000	FirstEnergy Corp. 2.85%, 07/15/2022	146,246
300,000	Fortis, Inc. 2.10%, 10/04/2021	288,969
175,000	ITC Holdings Corp. 2.70%, 11/15/2022	169,324
100,000	NextEra Energy Capital Holdings, Inc. 2.30%, 04/01/2019	99,926
150,000	Pacific Gas & Electric Co. 3.85%, 11/15/2023*	124,500
105,000	Potomac Electric Power Co. 3.05%, 04/01/2022	104,610
250,000	Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	244,477
375,000	South Carolina Electric & Gas Co. 3.50%, 08/15/2021	379,822
300,000	Southern Co. 2.35%, 07/01/2021	293,920
150,000	Southwestern Electric Power Co. 3.55%, 02/15/2022	150,091

		4,453,580

	Electronics - 0.2%
175,000	Keysight Technologies, Inc. 3.30%, 10/30/2019	174,828

	Entertainment - 0.3%
200,000	Discovery Communications LLC 2.80%, 06/15/2020(1)	198,327
100,000	Eldorado Resorts, Inc. 7.00%, 08/01/2023	104,500

		302,827

	Food - 1.7%
	Conagra Brands, Inc.
540,000	3.80%, 10/22/2021	542,068
225,000	4.30%, 05/01/2024	226,387
450,000	Danone S.A. 3.00%, 06/15/2022(1)	444,947
	Kraft Heinz Foods Co.
150,000	3.50%, 07/15/2022	150,154
65,000	4.00%, 06/15/2023	66,173
50,000	Kroger Co. 3.85%, 08/01/2023	50,513
300,000	Tyson Foods, Inc. 2.25%, 08/23/2021	292,367

		1,772,609

	Forest Products & Paper - 0.2%
	Georgia-Pacific LLC
75,000	2.54%, 11/15/2019(1)	74,783
150,000	5.40%, 11/01/2020(1)	155,561

		230,344

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 60.1% - (continued)
	Gas - 0.1%
$150,000	CenterPoint Energy Resources Corp. 4.50%, 01/15/2021	$153,246

	Healthcare-Products - 0.3%
250,000	Life Technologies Corp. 5.00%, 01/15/2021	255,982
75,000	Thermo Fisher Scientific, Inc. 3.30%, 02/15/2022	75,252

		331,234

	Healthcare-Services - 1.4%
	Anthem, Inc.
100,000	2.25%, 08/15/2019	99,723
175,000	2.95%, 12/01/2022	173,189
150,000	Cigna Corp. 3.20%, 09/17/2020(1)	150,187
100,000	Cigna Holding Co. 4.00%, 02/15/2022	101,452
240,000	Halfmoon Parent, Inc. 3.75%, 07/15/2023(1)	243,212
150,000	Laboratory Corp. of America Holdings 3.20%, 02/01/2022	149,641
550,000	UnitedHealth Group, Inc. 3.50%, 02/15/2024	559,342

		1,476,746

	Insurance - 2.1%
125,000	Assurant, Inc. 4.20%, 09/27/2023	125,540
75,000	Jackson National Life Global Funding 2.50%, 06/27/2022(1)	72,876
	Liberty Mutual Group, Inc.
250,000	4.95%, 05/01/2022(1)	260,553
275,000	5.00%, 06/01/2021(1)	284,059
165,000	Marsh & McLennan Cos., Inc. 3.88%, 03/15/2024	168,403
100,000	Principal Financial Group, Inc. 3.13%, 05/15/2023	99,062
	Protective Life Global Funding
150,000	2.70%, 11/25/2020(1)	148,744
150,000	3.40%, 06/28/2021(1)	150,089
250,000	Reinsurance Group of America, Inc. 5.00%, 06/01/2021	259,168
350,000	Torchmark Corp. 7.88%, 05/15/2023	406,654
300,000	Unum Group 3.00%, 05/15/2021	296,270

		2,271,418

	Internet - 0.4%
200,000	Alibaba Group Holding Ltd. 2.80%, 06/06/2023	194,564
75,000	Netflix, Inc. 5.50%, 02/15/2022	77,854
200,000	Tencent Holdings Ltd. 2.99%, 01/19/2023(1)	195,806

		468,224

	Iron/Steel - 0.9%
	ArcelorMittal
275,000	5.13%, 06/01/2020	280,989
200,000	6.25%, 02/25/2022	212,330
	Steel Dynamics, Inc.
250,000	5.13%, 10/01/2021	251,875
250,000	5.25%, 04/15/2023	253,125

		998,319

	IT Services - 0.6%
125,000	Dell International LLC / EMC Corp. 3.48%, 06/01/2019(1)	125,042
175,000	DXC Technology Co. 2.88%, 03/27/2020	173,944
250,000	Hewlett Packard Enterprise Co. 3.50%, 10/05/2021	252,026
100,000	NCR Corp. 4.63%, 02/15/2021	98,750

		649,762

	Lodging - 0.5%
225,000	Marriott International, Inc. 2.30%, 01/15/2022	217,581
250,000	MGM Resorts International 6.00%, 03/15/2023	259,375

		476,956

	Machinery-Diversified - 0.4%
75,000	CNH Industrial Capital LLC 4.38%, 11/06/2020	75,469
200,000	John Deere Capital Corp. 2.15%, 09/08/2022	193,887

The accompanying notes are an integral part of these financial statements.

20

Hartford Short Duration ETF

Schedule of Investments – (continued)

January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 60.1% - (continued)
	Machinery-Diversified - 0.4% - (continued)
	Roper Technologies, Inc.
$100,000	3.00%, 12/15/2020	$99,714
100,000	3.65%, 09/15/2023	100,053

		469,123

	Media - 1.9%
100,000	CBS Corp. 2.90%, 06/01/2023	96,239
250,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.13%, 05/01/2023(1)	253,345
	Charter Communications Operating LLC / Charter Communications Operating Capital
225,000	3.58%, 07/23/2020	225,581
200,000	4.50%, 02/01/2024	203,735
345,000	Comcast Corp. 3.70%, 04/15/2024	353,158
145,000	Cox Communications, Inc. 2.95%, 06/30/2023(1)	140,931
	Discovery Communications LLC
50,000	2.20%, 09/20/2019	49,638
196,000	3.25%, 04/01/2023	190,711
	Fox Corp.
50,000	3.67%, 01/25/2022(1)	50,493
65,000	4.03%, 01/25/2024(1)	66,304
200,000	Sky plc 2.63%, 09/16/2019(1)	199,011
225,000	Videotron Ltd. 5.00%, 07/15/2022	231,345

		2,060,491

	Mining - 0.5%
	Anglo American Capital plc
200,000	3.75%, 04/10/2022(1)	198,167
200,000	4.13%, 04/15/2021(1)	199,714
100,000	Glencore Funding LLC 3.00%, 10/27/2022(1)	96,741

		494,622

	Miscellaneous Manufacturing - 0.2%
250,000	Pentair Finance S.a.r.l. 2.65%, 12/01/2019	248,224

	Office/Business Equipment - 0.4%
400,000	Xerox Corp. 2.75%, 09/01/2020	389,000

	Oil & Gas - 1.3%
219,000	Anadarko Petroleum Corp. 4.85%, 03/15/2021	224,442
150,000	Canadian Natural Resources Ltd. 3.45%, 11/15/2021	149,916
250,000	Eni S.p.A. 4.00%, 09/12/2023(1)	252,164
250,000	EOG Resources, Inc. 4.10%, 02/01/2021	254,938
100,000	EQT Corp. 2.50%, 10/01/2020	97,582
150,000	Marathon Oil Corp. 2.70%, 06/01/2020	148,322
300,000	Pioneer Natural Resources Co. 3.45%, 01/15/2021	299,884

		1,427,248

	Oil & Gas Services - 0.3%
	Schlumberger Holdings Corp.
225,000	3.00%, 12/21/2020(1)	223,896
100,000	3.63%, 12/21/2022(1)	100,553

		324,449

	Pharmaceuticals - 3.7%
	AbbVie, Inc.
75,000	2.30%, 05/14/2021	73,658
250,000	3.75%, 11/14/2023	253,073
	Allergan Funding SCS
200,000	3.00%, 03/12/2020	199,834
200,000	3.45%, 03/15/2022	199,560
	Bayer U.S. Finance LLC
200,000	2.38%, 10/08/2019(1)	198,609
200,000	3.50%, 06/25/2021(1)	199,450
125,000	Cardinal Health, Inc. 3.20%, 06/15/2022	123,296
	CVS Health Corp.
300,000	3.35%, 03/09/2021	301,292
300,000	3.70%, 03/09/2023	302,595

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 60.1% - (continued)
	Pharmaceuticals - 3.7% - (continued)
	Elanco Animal Health, Inc.
$450,000	3.91%, 08/27/2021(1)	$450,580
105,000	4.27%, 08/28/2023(1)	105,742
420,000	McKesson Corp. 3.65%, 11/30/2020	422,804
	Mylan N.V.
100,000	3.15%, 06/15/2021	97,812
125,000	3.75%, 12/15/2020	124,840
275,000	Shire Acquisitions Investments Ireland DAC 1.90%, 09/23/2019	272,861
205,000	Takeda Pharmaceutical Co., Ltd. 3.80%, 11/26/2020(1)	207,141
175,000	Teva Pharmaceutical Finance Netherlands B.V. 1.70%, 07/19/2019	172,594
250,000	Zoetis, Inc. 3.45%, 11/13/2020	250,840

		3,956,581

	Pipelines - 2.6%
200,000	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 3.50%, 12/01/2022	197,992
	Energy Transfer Operating L.P.
120,000	4.20%, 09/15/2023	120,911
135,000	4.50%, 04/15/2024	137,515
100,000	4.65%, 06/01/2021	102,378
	Enterprise Products Operating LLC
100,000	2.55%, 10/15/2019	99,815
75,000	2.85%, 04/15/2021	74,822
150,000	4.05%, 02/15/2022	153,614
275,000	EQT Midstream Partners L.P. 4.75%, 07/15/2023	278,898
	Kinder Morgan Energy Partners L.P.
175,000	3.95%, 09/01/2022	177,350
150,000	4.15%, 03/01/2022	152,891
100,000	MPLX L.P. 3.38%, 03/15/2023	99,201
250,000	Southern Natural Gas Co. LLC / Southern Natural Issuing Corp. 4.40%, 06/15/2021	255,455
200,000	Sunoco Logistics Partners Operations L.P. 4.40%, 04/01/2021	203,296
650,000	Western Gas Partners L.P. 4.00%, 07/01/2022	652,202

		2,706,340

	Real Estate - 0.3%
300,000	WEA Finance LLC / Westfield UK & Europe Finance plc 2.70%, 09/17/2019(1)	299,252

	Real Estate Investment Trusts - 1.7%
	American Tower Corp.
200,000	3.30%, 02/15/2021	199,997
100,000	5.00%, 02/15/2024	105,574
250,000	Brandywine Operating Partnership L.P. 3.95%, 02/15/2023	249,487
	Crown Castle International Corp.
300,000	3.15%, 07/15/2023	293,063
100,000	5.25%, 01/15/2023	105,352
200,000	Host Hotels & Resorts L.P. 5.25%, 03/15/2022	206,695
200,000	Liberty Property L.P. 4.13%, 06/15/2022	204,460
150,000	Realty Income Corp. 3.25%, 10/15/2022	149,379
100,000	Simon Property Group L.P. 2.75%, 06/01/2023	97,411
200,000	Welltower, Inc. 3.95%, 09/01/2023	201,551

		1,812,969

	Retail - 0.5%
175,000	Alimentation Couche-Tard, Inc. 2.35%, 12/13/2019(1)	173,729
250,000	AutoNation, Inc. 3.35%, 01/15/2021	248,599
150,000	Dollar Tree, Inc. 3.70%, 05/15/2023	148,226

		570,554

The accompanying notes are an integral part of these financial statements.

21

Hartford Short Duration ETF

Schedule of Investments – (continued)

January 31, 2019 (Unaudited)

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 60.1% - (continued)
		Semiconductors - 0.7%
	$300,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 2.38%, 01/15/2020	$297,677
	250,000	Microchip Technology, Inc. 4.33%, 06/01/2023(1)	246,288
	155,000	NXP B.V. / NXP Funding LLC 4.88%, 03/01/2024(1)	159,009
	75,000	QUALCOMM, Inc. 3.00%, 05/20/2022	74,857

			777,831

		Software - 1.1%
	250,000	Activision Blizzard, Inc. 2.60%, 06/15/2022	244,218
		Fidelity National Information Services, Inc.
	300,000	2.25%, 08/15/2021	291,717
	275,000	3.63%, 10/15/2020	276,808
	310,000	Fiserv, Inc. 3.80%, 10/01/2023	310,263

			1,123,006

		Telecommunications - 0.7%
		AT&T, Inc.
	100,000	2.80%, 02/17/2021	99,488
	125,000	3.00%, 06/30/2022	124,018
	150,000	Nokia Oyj 3.38%, 06/12/2022	147,563
		Telefonica Emisiones SAU
	200,000	5.13%, 04/27/2020	204,459
	200,000	5.46%, 02/16/2021	208,851

			784,379

		Transportation - 1.4%
	400,000	Canadian Pacific Railway Co. 4.50%, 01/15/2022	410,886
	250,000	CSX Corp. 4.25%, 06/01/2021	255,634
		Penske Truck Leasing Co. L.P. / PTL Finance Corp.
	175,000	2.50%, 06/15/2019(1)	174,653
	175,000	2.70%, 03/14/2023(1)	167,238
	250,000	4.13%, 08/01/2023(1)	251,389
	200,000	4.25%, 01/17/2023(1)	202,211

			1,462,011

		Trucking & Leasing - 0.7%
	200,000	Aviation Capital Group LLC 3.88%, 05/01/2023(1)	197,099
		GATX Corp.
	250,000	2.50%, 07/30/2019	249,197
	250,000	4.35%, 02/15/2024	253,821

			700,117

		Total Corporate Bonds (cost $63,453,456)	$63,768,384

SENIOR FLOATING RATE INTERESTS - 22.3%(7)
		Aerospace/Defense - 0.3%
	$298,249	TransDigm, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 06/09/2023	$291,663

		Airlines - 0.1%
	118,763	American Airlines, Inc. 1 mo. USD LIBOR + 2.000%, 4.52%, 10/12/2021	117,074

		Auto Parts & Equipment - 0.2%
	161,922	Altra Industrial Motion Corp. 1 mo. USD LIBOR + 2.000%, 4.50%, 10/01/2025	158,818

		Chemicals - 0.8%
	345,000	Cabot Microelectronics Corp. 1 mo. ICE LIBOR + 2.250%, 4.75%, 11/14/2025	341,981
	285,000	Platform Specialty Products Corp. 1 mo. ICE LIBOR + 2.250%, 0.00%, 11/14/2025(8)	281,557
		Starfruit Finco B.V
EUR	100,000	3 mo. EURIBOR + 3.750%, 3.75%, 10/01/2025	114,626
	$100,000	1 mo. USD LIBOR + 3.250%, 5.75%, 10/01/2025	97,688

			835,852

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 22.3%(7) - (continued)
		Commercial Services - 3.2%
	$220,000	Allied Universal Holdco LLC 2 mo. USD LIBOR + 4.250%, 6.75%, 07/28/2022	$211,750
	175,000	Blackhawk Network Holdings, Inc. 1 mo. USD LIBOR + 3.000%, 0.00%, 06/15/2025(8)	171,587
	125,000	BrightView Landscapes, LLC 1 mo. USD LIBOR + 2.500%, 0.00%, 08/15/2025(8)	123,438
	465,000	Global Payments Inc. 3 mo. USD LIBOR + 1.750%, 4.25%, 10/17/2025	454,733
	170,000	Quad/Graphics, Inc. 1 mo. USD LIBOR + 5.000%, 0.00%, 01/31/2026(8)	169,362
	200,000	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 11/15/2023	193,594
	163,740	Russell Investments U.S. Inst’l Holdco, Inc. 3 mo. USD LIBOR + 3.250%, 5.75%, 06/01/2023	161,284
EUR	170,000	Techem GmbH 3 mo. EURIBOR + 3.750%, 3.75%, 07/31/2025	195,310
	$124,684	Tempo Acquisition LLC 1 mo. USD LIBOR + 3.000%, 5.50%, 05/01/2024	122,235
	224,500	Trans Union LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 06/19/2025	221,373
	927,675	United Rentals, Inc. 1 mo. ICE LIBOR + 1.750%, 4.25%, 10/31/2025	921,682
EUR	340,000	Verisure Holding AB 3 mo. EURIBOR + 3.500%, 0.00%, 10/21/2022(8)	388,128

			3,334,476

		Construction Materials - 0.5%
	$518,697	NCI Building Systems, Inc. 3 mo. USD LIBOR + 3.750%, 6.55%, 04/12/2025	493,410

		Distribution/Wholesale - 0.6%
	199,497	Beacon Roofing Supply, Inc. 1 mo. USD LIBOR + 2.250%, 4.77%, 01/02/2025	193,584
	99,500	Hamilton Holdco LLC 1 mo. USD LIBOR + 2.000%, 4.81%, 07/02/2025	98,381
	374,063	HD Supply, Inc. 1 mo. USD LIBOR + 1.750%, 4.25%, 10/17/2023	369,465

			661,430

		Diversified Financial Services - 0.6%
	199,492	AlixPartners LLP 3 mo. USD LIBOR + 2.750%, 5.25%, 04/04/2024	196,811
	198,998	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 02/28/2025	193,973
	125,000	Financial & Risk US Holdings, Inc. 1 mo. USD LIBOR + 3.750%, 6.25%, 10/01/2025	119,922
	129,669	NFP Corp. 1 mo. USD LIBOR + 3.000%, 5.50%, 01/08/2024	124,353
	33,761	SS&C European Holdings S.a.r.l. 1 mo. USD LIBOR + 2.250%, 4.75%, 04/16/2025	33,053

			668,112

		Electric - 0.2%
	194,005	NRG Energy, Inc. 3 mo. USD LIBOR + 1.750%, 4.25%, 06/30/2023	190,610

		Energy-Alternate Sources - 0.3%
	174,561	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 3.500%, 6.24%, 10/31/2024	172,561
	149,373	Vistra Energy Corp. 1 mo. USD LIBOR + 2.000%, 4.51%, 12/31/2025	146,428

			318,989

		Engineering & Construction - 0.2%
	166,667	DAE Aviation Holdings, Inc. 1 mo. ICE LIBOR + 4.000%, 0.00%, 01/23/2026(8)	165,952

The accompanying notes are an integral part of these financial statements.

22

Hartford Short Duration ETF

Schedule of Investments – (continued)

January 31, 2019 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 22.3%(7) - (continued)
		Entertainment - 0.1%
	$114,033	Hilton Worldwide Finance LLC 1 mo. USD LIBOR + 1.750%, 4.26%, 10/25/2023	$112,708

		Environmental Control - 0.3%
	348,232	Clean Harbors, Inc. 1 mo. USD LIBOR + 1.750%, 4.25%, 06/28/2024	344,315

		Food - 0.3%
	189,523	IRB Holding Corp 1 mo. USD LIBOR + 3.250%, 5.76%, 02/05/2025	184,257
	135,279	Post Holdings, Inc. 1 mo. USD LIBOR + 2.000%, 4.52%, 05/24/2024	133,419

			317,676

		Food Service - 0.4%
	393,500	Aramark Services, Inc. 3 mo. USD LIBOR + 1.750%, 4.25%, 03/11/2025	390,549

		Gas - 0.3%
	190,000	Messer Industries GmbH 1 mo. USD LIBOR + 2.500%, 0.00%, 10/01/2025(8)	185,725
EUR	100,000	3 mo. EURIBOR + 2.750% , 0.00%, 10/01/2025(8)	114,601

			300,326

		Healthcare-Products - 0.3%
	$125,000	Avantor, Inc. 1 mo. USD LIBOR + 4.000%, 6.57%, 11/21/2024	124,469
	248,741	Parexel International Corp. 1 mo. USD LIBOR + 2.750%, 5.25%, 09/27/2024	235,060

			359,529

		Healthcare-Services - 1.9%
	460,000	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.750%, 6.25%, 10/10/2025	432,630
	168,047	Gentiva Health Services, Inc. 1 mo. USD LIBOR + 3.750%, 6.25%, 07/02/2025	166,787
EUR	189,050	IQVIA, Inc. 3 mo. EURIBOR + 2.000%, 2.50%, 06/11/2025	216,520
	$274,306	Surgery Center Holdings, Inc. 1 mo. USD LIBOR + 3.250%, 5.75%, 09/02/2024	266,693
	200,000	Syneos Health, Inc. 1 mo. USD LIBOR + 2.000%, 0.00%, 08/01/2024(8)	196,416
	690,000	Universal Health Services, Inc. 1 mo. USD LIBOR + 1.750%, 4.25%, 10/31/2025	688,275

			1,967,321

		Household Products - 0.1%
	124,685	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 5.74%, 09/06/2024	117,283

		Insurance - 0.9%
		Asurion LLC
	91,716	1 mo. USD LIBOR + 3.000%, 5.50%, 08/04/2022	90,176
	233,825	1 mo. USD LIBOR + 3.000%, 5.50%, 11/03/2024	229,927
	100,000	1 mo. USD LIBOR + 6.500%, 9.00%, 08/04/2025	100,500
	249,373	Hub International Ltd. 2 mo. USD LIBOR + 2.750%, 5.51%, 04/25/2025	240,099
	320,000	Sedgwick Claims Management Services, Inc. 1 mo. USD LIBOR + 3.250%, 5.75%, 12/31/2025	311,466

			972,168

		IT Services - 0.4%
	473,813	Science Applications International Corp. 1 mo. ICE LIBOR + 0.017%, 4.25%, 10/31/2025	466,312

		Leisure Time - 0.7%
	248,870	Caesars Resort Collection LLC 1 mo. USD LIBOR + 2.750%, 5.25%, 12/22/2024	245,170
	225,000	Delta (LUX) S.a.r.l. 1 mo. USD LIBOR + 2.500%, 5.00%, 02/01/2024	216,094

Shares or Principal Amount		Market Value†

SENIOR FLOATING RATE INTERESTS - 22.3%(7) - (continued)
	Leisure Time - 0.7% - (continued)
$250,000	Penn National Gaming, Inc. 3 mo. USD LIBOR + 2.250%, 0.00%, 10/15/2025(8)	$246,510

		707,774

	Lodging - 1.1%
299,177	Boyd Gaming Corp. 1 Week USD LIBOR + 2.250%, 4.66%, 09/15/2023	294,878
373,055	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.000%, 4.50%, 10/06/2024	365,128
99,250	Las Vegas Sands LLC 1 mo. USD LIBOR + 1.750%, 4.25%, 03/27/2025	97,307
400,000	Wynn Resorts, Limited 1 mo. USD LIBOR + 2.250%, 4.75%, 10/30/2024	389,428

		1,146,741

	Machinery - Construction & Mining - 0.1%
110,000	Brookfield WEC Holdings, Inc. 1 mo. USD LIBOR + 3.750%, 6.25%, 08/01/2025	109,352

	Media - 2.2%
520,000	CSC Holdings, LLC 1 mo. ICE LIBOR + 2.250%, 4.76%, 01/15/2026	500,500
430,000	Gray Television, Inc. 1 mo. ICE LIBOR + 2.500%, 5.02%, 01/02/2026	423,731
48,146	Mission Broadcasting, Inc. 1 mo. ICE LIBOR + 2.250%, 0.00%, 01/17/2024(8)	46,521
150,000	MTN Infrastructure TopCo, Inc. 1 mo. USD LIBOR + 3.000%, 5.50%, 11/15/2024	147,638
278,500	Nexstar Broadcasting, Inc. 1 mo. ICE LIBOR + 2.250%, 0.00%, 01/17/2024(8)	269,100
124,373	PSAV Holdings LLC 3 mo. USD LIBOR + 3.250%, 5.88%, 03/01/2025	118,673
125,000	Telenet Financing USD LLC 1 mo. USD LIBOR + 2.250%, 4.76%, 08/15/2026	121,510
300,000	Tribune Media Co. 1 mo. USD LIBOR + 3.000%, 5.50%, 01/27/2024	298,125
400,000	Unitymedia Finance LLC 1 mo. USD LIBOR + 2.250%, 0.00%, 09/30/2025(8)	393,436

		2,319,234

	Miscellaneous Manufacturing - 0.4%
259,790	H.B. Fuller Co. 1 mo. USD LIBOR + 2.000%, 4.50%, 10/20/2024	254,594
223,304	USI, Inc. 3 mo. USD LIBOR + 3.000%, 5.80%, 05/16/2024	213,814

		468,408

	Oil & Gas - 0.2%
159,600	Grizzly Acquisitions, Inc. 1 mo. USD LIBOR + 3.250%, 6.05%, 10/01/2025	158,636
99,750	Traverse Midstream Partners LLC 3 mo. USD LIBOR + 4.000%, 6.60%, 09/27/2024	99,106

		257,742

	Packaging & Containers - 1.0%
200,000	Berry Global, Inc. 1 mo. USD LIBOR + 2.000%, 4.52%, 10/01/2022	197,876
134,325	Flex Acquisition Co., Inc. 1 mo. USD LIBOR + 3.250%, 5.77%, 06/29/2025	130,362
274,307	Multi Color Corp. 1 mo. USD LIBOR + 2.000%, 4.50%, 10/31/2024	267,965
249,621	Plastipak Packaging, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 10/14/2024	243,174
199,491	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 02/05/2023	196,481

		1,035,858

The accompanying notes are an integral part of these financial statements.

23

Hartford Short Duration ETF

Schedule of Investments – (continued)

January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†

SENIOR FLOATING RATE INTERESTS - 22.3%(7) - (continued)
	Pharmaceuticals - 0.8%
$380,188	Bausch Health Companies Inc. 1 mo. USD LIBOR + 2.750%, 5.26%, 11/27/2025	$374,602
124,684	Endo Luxembourg Finance Co. S.a r.l. 1 mo. USD LIBOR + 4.250%, 6.75%, 04/29/2024	123,333
100,000	IQVIA, Inc. 3 mo. USD LIBOR + 2.000%, 4.80%, 03/07/2024	99,050
299,250	NVA Holdings, Inc. 3 mo. USD LIBOR + 2.750%, 5.25%, 02/02/2025	285,784

		882,769

	Real Estate - 0.1%
100,000	VICI Properties LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 12/20/2024	98,094

	Retail - 1.2%
223,295	American Builders & Contractors Supply Co., Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 10/31/2023	217,601
275,000	B.C. Unlimited Liability Co. 1 mo. USD LIBOR + 2.250%, 4.75%, 02/16/2024	270,188
389,015	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 7.50%, 09/25/2024	384,152
150,000	Belron Finance U.S. LLC 1 mo. USD LIBOR + 2.500%, 5.12%, 11/13/2025	147,938
249,361	U.S. Foods, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 06/27/2023	244,997

		1,264,876

	Semiconductors - 0.3%
350,000	Microchip Technology, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 05/29/2025	343,875

	Software - 1.7%
218,750	Change Healthcare Holdings LLC 1 mo. USD LIBOR + 2.750%, 5.25%, 03/01/2024	213,937
	First Data Corp.
238,517	1 mo. USD LIBOR + 2.000%, 4.52%, 07/08/2022	237,484
225,000	1 mo. USD LIBOR + 2.000%, 4.52%, 04/26/2024	224,087
200,000	Go Daddy Operating Co. LLC 1 mo. USD LIBOR + 2.250%, 0.00%, 02/15/2024(8)	197,286
19,298	MA FinanceCo. LLC 1 mo. USD LIBOR + 2.500%, 0.00%, 06/21/2024(8)	18,639
130,324	Seattle Spinco, Inc. 1 mo. USD LIBOR + 2.500%, 0.00%, 06/21/2024(8)	125,871
466,821	SS&C Technologies, Inc. 1 mo. USD LIBOR + 2.250%, 4.75%, 04/16/2025	457,494
100,000	Web.com Group, Inc. 3 mo. USD LIBOR + 3.750%, 6.27%, 10/10/2025	96,500
249,361	WEX, Inc. 1 mo. USD LIBOR + 2.250%, 4.75%, 06/30/2023	245,309

		1,816,607

	Telecommunications - 0.4%
472,661	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 02/02/2024	461,435

	Transportation - 0.1%
148,691	Savage Enterprises LLC 1 mo. USD LIBOR + 4.500%, 7.02%, 08/01/2025	148,227

	Total Senior Floating Rate Interests (cost $23,954,781)	$23,645,565

U.S. GOVERNMENT AGENCIES - 9.6%
	Mortgage-Backed Agencies - 9.6%
	FHLMC - 3.2%
$575,000	1.13%, 08/12/2021	$556,935
366,194	1.50%, 01/15/2027	353,109
422,222	2.00%, 09/15/2041	406,618

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 9.6% - (continued)
	Mortgage-Backed Agencies - 9.6% - (continued)
	FHLMC - 3.2% - (continued)
$365,101	3.00%, 01/01/2033	$365,690
503,031	3.00%, 05/15/2037	504,050
500,000	1 mo. USD LIBOR + 0.750%, 3.26%, 10/25/2048(1)(2)	498,924
319,721	3.50%, 09/15/2043	326,629
304,916	3.75%, 05/15/2039	310,262
53,532	3.82%, 05/25/2048(1)(3)	53,506

		3,375,723

	FNMA - 5.1%
382,733	2.00%, 07/25/2039	373,873
577,254	2.50%, 03/25/2035	563,450
212,612	2.55%, 07/25/2044	209,488
395,122	3.00%, 11/01/2032	396,186
868,088	3.00%, 02/25/2043	867,759
282,704	3.00%, 04/25/2043	284,188
429,892	3.00%, 05/25/2047	427,827
286,760	3.50%, 03/01/2033	292,160
1,050,000	3.50%, 02/01/2034(9)	1,069,605
639,780	3.50%, 10/25/2035	649,358
277,373	3.50%, 07/25/2054	281,027

		5,414,921

	GNMA - 1.3%
$491,862	2.00%, 05/20/2046	$470,659
957,531	2.50%, 10/20/2041	945,554

		1,416,213

		10,206,857

	Total U.S. Government Agencies (cost $10,101,849)	$10,206,857

	Total Long-Term Investments (cost $107,156,524)	$107,297,639

SHORT-TERM INVESTMENTS - 1.8%
	Other Investment Pools & Funds - 1.8%
1,930,324	Fidelity Institutional Government Fund, Institutional Class, 2.31%(10)	1,930,324

	Total Short-Term Investments (cost $1,930,324)	$1,930,324

Total Investments (cost $109,086,848)	103.0%	$109,227,963
Other Assets and Liabilities	(3.0)%	(3,140,220)

Total Net Assets	100.0%	$106,087,743

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

The accompanying notes are an integral part of these financial statements.

24

Hartford Short Duration ETF

Schedule of Investments – (continued)

January 31, 2019 (Unaudited)

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $25,130,220, representing 23.7% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2019.

(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Trustees. At January 31, 2019, the aggregate fair value of this security was $366,074, which represented 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Trustees.

(5)	Investment valued using significant unobservable inputs.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(7)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2019.

(8)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(9)	Represents or includes a TBA transaction.

(10)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	61	03/29/2019	$12,952,016	$91,982

Short position contracts:
U.S. Treasury 5-Year Note Future	119	03/29/2019	$13,668,266	$(233,702)
U.S. Treasury 10-Year Note Future	25	03/20/2019	3,061,719	(83,468)

Total				$(317,170)

Total futures contracts				$(225,188)

Foreign Currency Contracts Outstanding at January 31, 2019
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,020,770	USD	899,000	EUR	GSC	02/28/19	$—	$(13,224)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
GSC	Goldman Sachs & Co.

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Index Abbreviations:
ICE	Intercontinental Exchange, Inc.

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
TBA	To Be Announced

The accompanying notes are an integral part of these financial statements.

25

Hartford Short Duration ETF

Schedule of Investments – (continued)

January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$9,676,833	$—	$9,310,759	$366,074
Corporate Bonds	63,768,384	—	63,768,384	—
Senior Floating Rate Interests	23,645,565	—	23,645,565	—
U.S. Government Agencies	10,206,857	—	10,206,857	—
Short-Term Investments	1,930,324	1,930,324	—	—
Futures Contracts(2)	91,982	91,982	—	—

Total	$109,319,945	$2,022,306	$106,931,565	$366,074

Liabilities
Foreign Currency Contracts(2)	$(13,224)	$—	$(13,224)	$—
Futures Contracts(2)	(317,170)	(317,170)	—	—

Total	$(330,394)	$(317,170)	$(13,224)	$—

(1)	For the six-month period ended January 31, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended January 31, 2019 is not presented.

The accompanying notes are an integral part of these financial statements.

26

Hartford Total Return Bond ETF

Schedule of Investments

January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 22.7%
	Asset-Backed - Finance & Insurance - 5.7%
$85,755	Ajax Mortgage Loan Trust 3.16%, 09/25/2056(1)(2)	$84,759
	Apidos CLO
1,060,000	3 mo. USD LIBOR + 0.930%, 3.71%, 07/18/2027(1)(3)	1,050,516
975,000	3 mo. USD LIBOR + 1.080%, 3.87%, 04/15/2031(1)(3)	965,718
340,000	Atlas Senior Loan Fund Ltd. 3 mo. USD LIBOR + 0.870%, 3.63%, 04/20/2028(1)(3)	336,348
250,000	Avery Point CLO Ltd. 3 mo. USD LIBOR + 1.050%, 3.63%, 08/05/2027(1)(3)	248,412
104,193	Bayview Koitere Fund Trust 3.50%, 07/28/2057(1)(2)	103,339
73,020	Bayview Opportunity Master Fund Trust 3.50%, 10/28/2057(1)(2)	72,445
	Bellemeade Re Ltd.
950,000	1 mo. USD LIBOR + 0.950%, 3.46%, 08/25/2028(1)(3)	949,373
1,327,000	1 mo. USD LIBOR + 1.200%, 3.71%, 10/25/2027(1)(3)	1,324,490
	BlueMountain CLO Ltd.
600,000	3 mo. USD LIBOR + 0.930%, 3.71%, 07/18/2027(1)(3)	593,815
1,050,000	3 mo. USD LIBOR + 1.180%, 3.94%, 10/22/2030(1)(3)	1,043,634
970,000	Bowman Park CLO Ltd. 3 mo. USD LIBOR + 1.180%, 3.86%, 11/23/2025(1)(3)	970,655
	Carlyle Global Market Strategies CLO Ltd.
1,095,000	1 mo. USD LIBOR + 0.780%, 3.55%, 04/27/2027(1)(3)	1,089,090
950,000	3 mo. USD LIBOR + 1.000%, 3.79%, 01/15/2031(1)(3)	937,899
330,000	CIFC Funding Ltd. 3 mo. USD LIBOR + 0.870%, 3.63%, 04/19/2029(1)(3)	325,436
375,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	381,729
1,550,000	Cole Park CLO Ltd. 3 mo. USD LIBOR + 1.05%, 3.81%, 10/20/2028(1)(3)	1,541,909
49,625	Domino’s Pizza Master Issuer LLC 4.12%, 07/25/2048(1)	49,554
261,819	Drug Royalty L.P. 3 mo. USD LIBOR + 1.60%, 4.39%, 10/15/2031(1)(3)	261,814
1,550,000	Dryden Senior Loan Fund 3 mo. USD LIBOR + 1.430%, 4.22%, 10/16/2028(1)(3)	1,550,635
433,000	Eagle Re Ltd. 1 mo. USD LIBOR + 1.700%, 4.21%, 11/25/2028(1)(3)	432,999
1,550,000	KKR CLO Ltd. 3 mo. USD LIBOR + 1.340%, 4.13%, 04/15/2029(1)(3)	1,548,648
250,000	Magnetite Ltd. 3 mo. USD LIBOR + 0.800%, 3.59%, 01/15/2028(1)(3)	245,653
204,731	MFA Trust 3.35%, 11/25/2047(1)(4)	202,336
495,555	Oak Hill Advisors Residential Loan Trust 3.00%, 06/25/2057(1)(4)	486,265
1,000,000	Octagon Investment Partners Ltd. 3 mo. USD LIBOR + 1.020%, 3.79%, 07/17/2030(1)(3)	982,782
95,021	Preston Ridge Partners Mortgage Trust, LLC. 4.00%, 08/25/2023(1)(2)	94,496
1,560,000	Regional Management Issuance Trust 4.56%, 01/18/2028(1)	1,569,944
	Sound Point CLO Ltd.
250,000	3 mo. USD LIBOR + 1.070%, 3.84%, 01/26/2031(1)(3)	246,802
1,295,000	3 mo. USD LIBOR + 1.100%, 3.86%, 07/20/2028(1)(3)	1,286,694
950,000	1 mo. USD LIBOR + 1.150%, 3.93%, 04/18/2031(1)(3)	940,784

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 22.7% - (continued)
	Asset-Backed - Finance & Insurance - 5.7% - (continued)
	Towd Point Mortgage Trust
$1,532,059	2.75%, 10/25/2056(1)(2)	$1,499,348
1,971,818	2.75%, 06/25/2057(1)(2)	1,926,957
2,639,143	2.75%, 10/25/2057(1)(2)	2,568,018
127,198	3.75%, 05/25/2058(1)(2)	127,723
765,000	Treman Park CLO Ltd. 3 mo. USD LIBOR + 1.070%, 3.83%, 10/20/2028(1)(3)	762,283
1,008,317	Vantage Data Centers Issuer LLC 4.20%, 11/16/2043(1)	1,008,317
955,000	Voya CLO Ltd. 3 mo. USD LIBOR + 0.900%, 3.68%, 01/18/2029(1)(3)	943,201
608,850	Wendy’s Funding LLC 3.88%, 03/15/2048(1)	596,557
270,000	Wingstop Funding LLC 4.97%, 12/05/2048(1)	276,475

		31,627,852

	Asset-Backed - Home Equity - 0.5%
94,922	Legacy Mortgage Asset Trust 4.00%, 03/25/2058(1)(4)	94,624
	New Residential Mortgage Loan Trust
893,740	4.00%, 08/27/2057(1)(2)	898,330
1,546,020	4.00%, 12/25/2057(1)(2)	1,567,824

		2,560,778

	Collateralized - Mortgage Obligations - 0.3%
1,590,000	Structured Agency Credit Risk Trust 1 mo. USD LIBOR + 0.750%, 3.26%, 09/25/2048(1)(3)	1,588,307

	Commercial Mortgage - Backed Securities - 5.9%
	Banc of America Commercial Mortgage Trust
7,073,947	0.75%, 11/15/2050(2)(5)	369,723
4,493,209	0.82%, 11/15/2054(2)(5)	249,591
	Benchmark Mortgage Trust
11,751,319	0.53%, 01/15/2051(2)(5)	430,716
21,283,889	0.54%, 07/15/2051(2)(5)	785,663
785,000	CAMB Commercial Mortgage Trust 1 mo. USD LIBOR + 2.55%, 5.05%, 12/15/2037(1)(3)(6)	785,330
150,000	CD Commercial Mortgage Trust 3.63%, 02/10/2050	152,026
	Citigroup Commercial Mortgage Trust
1,100,000	2.94%, 04/10/2048	1,080,558
1,375,000	3.19%, 04/10/2048	1,368,174
1,300,000	3.62%, 07/10/2047	1,327,168
216,651	Citigroup Mortgage Loan Trust 3.25%, 03/25/2061(1)(2)	216,122
	Commercial Mortgage Pass-Through Certificates
11,281,296	0.63%, 02/10/2047(2)(5)	292,023
360,000	4.24%, 02/10/2047(2)	376,748
	Commercial Mortgage Trust
1,300,000	2.94%, 01/10/2046	1,292,125
700,000	3.18%, 02/10/2035(1)	695,737
150,000	3.50%, 05/10/2048	151,779
455,000	3.62%, 07/10/2050	461,976
1,120,000	3.69%, 08/10/2047	1,139,510
900,000	3.80%, 08/10/2047	927,219
1,095,125	3.96%, 03/10/2047	1,126,909
1,000,000	4.23%, 07/10/2045(2)	1,046,167
	CSAIL Commercial Mortgage Trust
14,374,201	0.80%, 06/15/2057(2)(5)	545,929
340,000	3.50%, 06/15/2057	343,246
965,000	3.72%, 08/15/2048	982,194
935,000	GS Mortgage Securities Corp. 3.38%, 05/10/2050	940,623
	GS Mortgage Securities Trust
280,007	2.85%, 10/10/2049	269,844
205,000	3.44%, 11/10/2049(2)	205,313
890,000	3.63%, 11/10/2047	906,355
100,000	4.07%, 01/10/2047	103,627

The accompanying notes are an integral part of these financial statements.

27

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 22.7% - (continued)
	Commercial Mortgage - Backed Securities - 5.9% - (continued)
	JPMBB Commercial Mortgage Securities Trust
$994,625	3.36%, 07/15/2045	$1,003,793
1,285,456	3.49%, 01/15/2048	1,300,902
100,000	3.93%, 09/15/2047	103,384
100,000	4.00%, 04/15/2047	103,846
150,000	JPMDB Commercial Mortgage Securities Trust 3.14%, 12/15/2049	147,135
	Morgan Stanley Bank of America Merrill Lynch Trust
1,300,000	3.25%, 10/15/2048	1,298,454
179,000	3.31%, 04/15/2048	178,857
1,300,000	3.53%, 12/15/2047	1,315,636
150,000	3.64%, 10/15/2048	152,323
4,519,038	Morgan Stanley Capital Trust 1.45%, 06/15/2050(2)(5)	365,797
1,490,687	New Residential Mortgage Loan Trust 4.75%, 12/25/2057	1,537,413
1,005,120	UBS-Barclays Commercial Mortgage Trust 3.24%, 04/10/2046	1,010,073
1,166,051	Verus Securitization Trust 3.68%, 06/01/2058(1)(2)	1,165,062
	Wells Fargo Commercial Mortgage Trust
904,297	2.92%, 10/15/2045	896,185
910,000	3.41%, 12/15/2047	914,292
	WF-RBS Commercial Mortgage Trust
1,170,000	2.88%, 12/15/2045	1,155,705
1,025,000	3.61%, 11/15/2047	1,037,304
100,000	4.00%, 05/15/2047	103,650
100,000	4.05%, 03/15/2047	103,792

		32,465,998

	Other ABS - 3.7%
975,000	ALM XII Ltd. 3 mo. USD LIBOR + 0.890%, 3.67%, 04/16/2027(1)(3)	970,810
980,000	ALM XVI Ltd. 3 mo. USD LIBOR + 0.900%, 3.69%, 07/15/2027(1)(3)	974,663
	Benefit Street Partners CLO Ltd.
250,000	3 mo. USD LIBOR + 1.250%, 4.01%, 07/20/2029(1)(3)	249,412
635,000	3 mo. USD LIBOR + 1.490%, 4.25%, 01/20/2029(1)(3)	634,674
250,000	Carlyle US CLO Ltd. 3 mo. USD LIBOR + 1.220%, 3.69%, 07/20/2031(1)(3)	248,708
970,000	CIFC Funding Ltd. 3 mo. USD LIBOR + 1.000%, 3.78%, 04/18/2031(1)(3)	955,506
260,000	Dewolf Park CLO Ltd. 3 mo. USD LIBOR + 1.210%, 4.00%, 10/15/2030(1)(3)	259,380
	Dryden Senior Loan Fund
1,605,000	3 mo. USD LIBOR + 0.970%, 3.76%, 04/15/2031(1)(3)	1,584,493
2,035,000	3 mo. USD LIBOR + 1.18%, 3.90%, 01/15/2029(1)(3)(6)(7)(8)	2,035,000
250,000	Madison Park Funding Ltd. 3 mo. USD LIBOR + 0.950%, 3.71%, 04/19/2030(1)(3)	247,514
250,000	Neuberger Berman CLO Ltd. 3 mo. USD LIBOR + 0.800%, 3.59%, 07/15/2027(1)(3)	248,187
925,000	OCP CLO Ltd. 3 mo. USD LIBOR + 1.120%, 3.90%, 10/18/2028(1)(3)	919,370
550,000	OZLM Ltd. 3 mo. USD LIBOR + 1.280%, 3.75%, 10/20/2031(1)(3)	547,496
1,426,877	Preston Ridge Partners Mortgage LLC 4.48%, 10/25/2023(1)(2)	1,433,148
674,940	Pretium Mortgage Credit Partners LLC 4.83%, 09/25/2058(1)(4)	676,143
778,700	STRU BA 1405 JA 3.50%, 05/01/2041(6)(7)(8)	784,297
1,339,695	TICP CLO Ltd. 3 mo. USD LIBOR + 0.840%, 3.60%, 04/20/2028(1)(3)	1,322,787

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 22.7% - (continued)
	Other ABS - 3.7% - (continued)
$331,787	Towd Point Mortgage Trust 3.25%, 07/25/2058(1)(2)	$327,263
771,998	VOLT LXIV LLC 3.38%, 10/25/2047(1)(4)	769,396
1,010,799	VOLT LXVI 4.34%, 05/25/2048(1)(4)	1,010,006
112,614	VOLT LXX LLC 4.12%, 09/25/2048(1)(4)	112,518
905,563	VOLT LXXI LLC 3.97%, 09/25/2048(1)(4)	901,458
980,000	VOLT LXXIII LLC 4.46%, 10/25/2048(1)(4)	978,191
1,521,613	VOLT LXXIV LLC 4.58%, 11/25/2048(1)(4)	1,524,930
705,000	Voya CLO Ltd. 3 mo. USD LIBOR + 1.190%, 3.97%, 10/18/2031(1)(3)	702,405

		20,417,755

	Whole Loan Collateral CMO - 6.6%
159,608	Bear Stearns ARM Trust 4.42%, 08/25/2035(2)	158,147
99,472	CIM Trust 3.00%, 04/25/2057(1)(2)	98,807
140,115	CSMC Trust 4.13%, 07/25/2058(1)(2)	140,008
1,511,503	Deephaven Residential Mortgage Trust 4.08%, 10/25/2058(1)(2)	1,523,690
	Fannie Mae Connecticut Avenue Securities
46,620	1 mo. USD LIBOR + 0.550%, 3.06%, 01/25/2030(3)	46,577
92,233	1 mo. USD LIBOR + 0.600%, 3.11%, 07/25/2030(3)	92,044
1,643,290	1 mo. USD LIBOR + 0.650%, 3.16%, 05/25/2030(3)	1,641,264
408,536	1 mo. USD LIBOR + 0.650%, 3.16%, 08/25/2030(3)	408,336
337,329	1 mo. USD LIBOR + 0.680%, 3.19%, 10/25/2030(3)	336,665
100,015	1 mo. USD LIBOR + 0.720%, 3.23%, 01/25/2031(3)	99,869
105,637	1 mo. USD LIBOR + 0.750%, 3.26%, 02/25/2030(3)	105,592
71,918	1 mo. USD LIBOR + 0.850%, 3.36%, 11/25/2029(3)	71,974
119,814	1 mo. USD LIBOR + 0.950%, 3.46%, 10/25/2029(3)	120,007
61,207	1 mo. USD LIBOR + 1.150%, 3.66%, 09/25/2029(3)	61,394
56,972	1 mo. USD LIBOR + 1.300%, 3.81%, 04/25/2029(3)	57,273
28,993	1 mo. USD LIBOR + 1.600%, 4.11%, 01/25/2024(3)	29,051
200,000	1 mo. USD LIBOR + 2.200%, 4.71%, 08/25/2030(3)	199,601
200,000	1 mo. USD LIBOR + 2.250%, 4.76%, 07/25/2030(3)	201,650
200,000	1 mo. USD LIBOR + 2.350%, 4.86%, 01/25/2031(3)	200,467
210,000	1 mo. USD LIBOR + 2.600%, 5.11%, 05/25/2024(3)	219,364
1,408,529	1 mo. USD LIBOR + 3.000%, 5.51%, 07/25/2024(3)	1,494,969
890,000	1 mo. USD LIBOR + 3.550%, 6.06%, 07/25/2029(3)	959,162
1,745,000	1 mo. USD LIBOR + 4.250%, 6.76%, 01/25/2029(3)	1,940,853
865,000	1 mo. USD LIBOR + 4.350%, 6.86%, 05/25/2029(3)	945,287
1,500,000	1 mo. USD LIBOR + 4.400%, 6.91%, 01/25/2024(3)	1,677,209
799,430	1 mo. USD LIBOR + 4.900%, 7.41%, 11/25/2024(3)	897,947
2,129,674	1 mo. USD LIBOR + 5.000%, 7.51%, 07/25/2025(3)	2,372,708

The accompanying notes are an integral part of these financial statements.

28

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 22.7% - (continued)
	Whole Loan Collateral CMO - 6.6% - (continued)
$1,468,557	1 mo. USD LIBOR + 5.700%, 8.21%, 04/25/2028(3)	$1,683,624
593,000	1 mo. USD LIBOR + 6.000%, 8.51%, 09/25/2028(3)	680,047
1,055,000	1 mo. USD LIBOR + 6.750%, 9.26%, 08/25/2028(3)	1,236,570
975,000	Home Re Ltd. 1 mo. USD LIBOR + 1.600%, 4.11%, 10/25/2028(1)(3)	976,136
	LSTAR Securities Investment Ltd.
525,074	1 mo. USD LIBOR + 1.550%, 4.07%, 02/01/2023(1)(3)	513,974
945,310	1 mo. USD LIBOR + 1.750%, 4.27%, 10/01/2022(1)(3)	941,886
	Mill City Mortgage Loan Trust
90,303	2.75%, 01/25/2061(1)(2)	88,153
1,573,433	3.25%, 05/25/2062(1)(2)	1,550,992
1,252,003	New Residential Mortgage LLC 3.79%, 07/25/2054(1)	1,264,343
	New Residential Mortgage Loan Trust
610,486	1 mo. USD LIBOR + 0.750%, 3.26%, 01/25/2048(1)(3)	607,285
1,575,084	3.50%, 12/25/2057(1)(2)	1,570,164
896,521	4.00%, 04/25/2057(1)(2)	910,761
1,085,507	4.00%, 09/25/2057(1)(2)	1,091,253
	OZLM Ltd.
250,000	3 mo. USD LIBOR + 1.010%, 3.78%, 07/17/2029(1)(3)	247,170
950,000	3 mo. USD LIBOR + 1.050%, 3.80%, 04/30/2027(1)(3)	943,780
1,200,000	3 mo. USD LIBOR + 1.250%, 4.01%, 07/20/2030(1)(3)	1,207,684
	Structured Agency Credit Risk Trust
1,665,056	1 mo. USD LIBOR + 1.650%, 4.16%, 04/25/2043(1)(3)	1,676,073
55,000	1 mo. USD LIBOR + 2.100%, 4.61%, 09/25/2048(1)(3)	54,003
1,510,404	Towd Point Mortgage Trust 1 mo. USD LIBOR + 0.600%, 3.11%, 02/25/2057(1)(3)	1,511,588
1,832,905	Verus Securitization Trust 4.15%, 10/25/2058(1)(2)	1,846,751

		36,702,152

	Total Asset & Commercial Mortgage Backed Securities (cost $124,988,699)	$125,362,842

CORPORATE BONDS - 31.9%
	Aerospace/Defense - 0.5%
	Lockheed Martin Corp.
$345,000	4.09%, 09/15/2052	$339,360
195,000	4.50%, 05/15/2036	204,369
	United Technologies Corp.
590,000	2.80%, 05/04/2024	571,026
995,000	3.65%, 08/16/2023	1,009,841
540,000	3.95%, 08/16/2025	552,493
10,000	4.63%, 11/16/2048	10,282

		2,687,371

	Agriculture - 0.7%
	Altria Group, Inc.
290,000	2.63%, 09/16/2026	256,900
835,000	2.85%, 08/09/2022	816,795
175,000	3.88%, 09/16/2046	135,762
190,000	4.25%, 08/09/2042	155,351
	BAT Capital Corp.
110,000	2.30%, 08/14/2020	108,509
235,000	3.22%, 08/15/2024	224,760

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.9% - (continued)
	Agriculture - 0.7% - (continued)
$870,000	3.56%, 08/15/2027	$795,988
995,000	4.39%, 08/15/2037	847,842
365,000	Imperial Brands Finance plc 3.75%, 07/21/2022(1)	363,861

		3,705,768

	Airlines - 0.1%
	Delta Air Lines, Inc.
130,000	3.63%, 03/15/2022	129,149
470,000	3.80%, 04/19/2023	458,460

		587,609

	Auto Manufacturers - 0.5%
	Ford Motor Co.
65,000	4.75%, 01/15/2043	49,334
245,000	5.29%, 12/08/2046	196,319
200,000	Ford Motor Credit Co. LLC 3.82%, 11/02/2027(9)	168,332
	General Motors Co.
30,000	5.40%, 04/01/2048	26,563
130,000	5.95%, 04/01/2049	121,353
255,000	6.25%, 10/02/2043	247,708
410,000	6.75%, 04/01/2046	420,918
	General Motors Financial Co., Inc.
280,000	3.95%, 04/13/2024	268,233
255,000	4.30%, 07/13/2025	244,294
935,000	Volkswagen Group of America Finance LLC 3.88%, 11/13/2020(1)	945,586

		2,688,640

	Auto Parts & Equipment - 0.0%
30,000	Goodyear Tire & Rubber Co. 5.00%, 05/31/2026	27,555

	Beverages - 1.7%
2,190,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 3.65%, 02/01/2026(1)	2,151,682
465,000	Anheuser-Busch InBev Finance, Inc. 3.30%, 02/01/2023	463,925
	Anheuser-Busch InBev Worldwide, Inc.
395,000	3.50%, 01/12/2024	396,382
17,000	3.75%, 07/15/2042	13,932
415,000	4.15%, 01/23/2025	426,232
1,325,000	4.60%, 04/15/2048	1,199,450
370,000	4.75%, 01/23/2029	383,991
20,000	4.75%, 04/15/2058	17,792
2,630,000	5.45%, 01/23/2039	2,747,830
	Constellation Brands, Inc.
5,000	2.65%, 11/07/2022	4,836
105,000	2.70%, 05/09/2022	102,329
950,000	3.60%, 02/15/2028	908,228
290,000	4.40%, 11/15/2025	298,869
10,000	4.50%, 05/09/2047	9,275
436,000	4.75%, 12/01/2025	457,098

		9,581,851

	Biotechnology - 0.1%
410,000	Amgen, Inc. 2.65%, 05/11/2022	404,311
200,000	Gilead Sciences, Inc. 3.25%, 09/01/2022	201,459

		605,770

	Chemicals - 1.1%
115,000	CF Industries, Inc. 4.95%, 06/01/2043	95,341
290,000	Chemours Co. 5.38%, 05/15/2027	278,400
	DowDuPont, Inc.
1,010,000	4.21%, 11/15/2023	1,046,887
1,050,000	4.73%, 11/15/2028	1,112,848
310,000	LyondellBasell Industries N.V. 4.63%, 02/26/2055	272,438
	Methanex Corp.
375,000	4.25%, 12/01/2024	357,193
145,000	5.65%, 12/01/2044	131,113
105,000	Olin Corp. 5.13%, 09/15/2027(9)	102,375

The accompanying notes are an integral part of these financial statements.

29

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2019 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 31.9% - (continued)
		Chemicals - 1.1% - (continued)
	$730,000	SABIC Capital II B.V. 4.00%, 10/10/2023(1)	$738,030
		Sherwin-Williams Co.
	155,000	3.13%, 06/01/2024	150,852
	415,000	3.45%, 06/01/2027	396,295
		Syngenta Finance N.V.
	520,000	4.89%, 04/24/2025(1)	509,049
	895,000	5.18%, 04/24/2028(1)	852,432

			6,043,253

		Commercial Banks - 9.5%
	400,000	Banco Santander S.A. 3.80%, 02/23/2028	374,096
		Bank of America Corp.
	565,000	3 mo. USD LIBOR + 0.790%, 3.00%, 12/20/2023(3)	557,791
	135,000	3 mo. USD LIBOR + 1.160%, 3.12%, 01/20/2023(3)	134,529
	105,000	3 mo. USD LIBOR + 0.810%, 3.37%, 01/23/2026(3)	103,432
	2,030,000	3 mo. USD LIBOR + 1.040%, 3.42%, 12/20/2028(3)	1,958,602
	1,865,000	3 mo. USD LIBOR + 1.512%, 3.71%, 04/24/2028(3)	1,838,837
	860,000	3 mo. USD LIBOR + 0.940%, 3.86%, 07/23/2024(3)	874,240
	1,070,000	4.00%, 01/22/2025	1,078,409
		BNP Paribas S.A.
	1,345,000	3.38%, 01/09/2025(1)	1,295,419
	1,075,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(1)(3)(10)	944,656
	575,000	BPCE S.A. 3.00%, 05/22/2022(1)	561,398
		Citigroup, Inc.
	855,000	3 mo. USD LIBOR + 0.950%, 2.88%, 07/24/2023(3)	839,207
	1,705,000	3.20%, 10/21/2026	1,640,424
	500,000	3 mo. USD LIBOR + 1.151%, 3.52%, 10/27/2028(3)	482,530
	5,000	4.13%, 07/25/2028	4,958
EUR	200,000	Cooperatieve Rabobank UA 5 year EUR Swap + 6.697%, 6.63%, 06/29/2021(3)(10)(11)	253,586
		Credit Agricole S.A.
	$520,000	5 year USD Swap +1.644%, 4.00%, 01/10/2033(1)(3)	487,060
	925,000	5 year USD Swap + 4.898%, 7.88%, 01/23/2024(1)(3)(10)	970,023
	600,000	5 year USD Swap + 6.185%, 8.13%, 12/23/2025(1)(3)(10)	650,250
	1,850,000	Credit Suisse Group AG 5 year USD Swap + 3.455%, 6.25%, 12/18/2024(3)(10)(11)	1,829,032
		Danske Bank A/S
	915,000	5.00%, 01/12/2022(1)	927,837
	1,010,000	5.38%, 01/12/2024(1)	1,024,334
EUR	600,000	5 year EUR Swap + 5.471%, 5.88%, 04/06/2022(3)(10)(11)	692,773
	$800,000	DNB Bank ASA 5 year USD Swap + 5.080%, 6.50%, 03/26/2022(3)(10)(11)	806,000
		Goldman Sachs Group, Inc.
	20,000	3 mo. USD LIBOR + 0.821%, 2.88%, 10/31/2022(3)	19,704
	100,000	3 mo. USD LIBOR + 0.990%, 2.91%, 07/24/2023(3)	97,860
	230,000	3.50%, 01/23/2025	226,672
	2,420,000	3.50%, 11/16/2026	2,331,658
	1,450,000	3 mo. USD LIBOR + 1.510%, 3.69%, 06/05/2028(3)	1,407,105
	260,000	3 mo. USD LIBOR + 1.158%, 3.81%, 04/23/2029(3)	253,072

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 31.9% - (continued)
		Commercial Banks - 9.5% - (continued)
	$140,000	3 mo. USD LIBOR + 1.373%, 4.02%, 10/31/2038(3)	$131,442
	40,000	5.15%, 05/22/2045	41,089
	435,000	6.75%, 10/01/2037	529,726
		HSBC Holdings plc
	200,000	3 mo. USD LIBOR + 0.923%, 3.03%, 11/22/2023(3)	196,852
	280,000	3.40%, 03/08/2021	281,471
	895,000	3 mo. USD LIBOR + 1.535%, 4.58%, 06/19/2029(3)	914,702
	1,650,000	5 year USD ICE Swap + 4.368%, 6.38%, 03/30/2025(3)(10)	1,656,188
		Intesa Sanpaolo S.p.A.
EUR	200,000	5 year EUR Swap + 6.884%, 7.00%, 01/19/2021(3)(10)(11)	234,354
	$1,150,000	5 year USD Swap + 5.462%, 7.70%, 09/17/2025(1)(3)(9)(10)	1,053,688
		JP Morgan Chase & Co.
	470,000	2.40%, 06/07/2021	463,980
	230,000	3 mo. USD LIBOR + 1.155%, 3.22%, 03/01/2025(3)	226,187
	15,000	3 mo. USD LIBOR + 0.945%, 3.51%, 01/23/2029(3)	14,566
	2,390,000	3 mo. USD LIBOR + 0.890%, 3.80%, 07/23/2024(3)	2,429,955
	935,000	3 mo. USD LIBOR + 1.245%, 3.96%, 01/29/2027(3)	951,537
	620,000	3 mo. USD LIBOR + 1.120%, 4.01%, 04/23/2029(3)	625,860
		Morgan Stanley
	1,015,000	2.50%, 04/21/2021	1,001,987
	125,000	2.75%, 05/19/2022	123,136
	2,145,000	3.13%, 07/27/2026	2,057,323
	975,000	3 mo. USD LIBOR + 1.340%, 3.59%, 07/22/2028(3)	951,582
	225,000	4.00%, 07/23/2025	230,458
	450,000	3 mo. USD LIBOR + 1.628%, 4.43%, 01/23/2030(3)	467,534
	375,000	5.00%, 11/24/2025	396,246
	200,000	Royal Bank of Scotland Group plc 5 year USD Swap + 7.598%, 8.63%, 08/15/2021(3)(10)	212,940
	470,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022	469,422
		Societe Generale S.A.
	625,000	5 year USD Swap + 6.238%, 7.38%, 09/13/2021(1)(3)(10)	645,625
	1,125,000	5 year USD Swap + 4.979%, 7.88%, 12/18/2023(1)(3)(10)	1,152,394
		Standard Chartered plc
	1,000,000	5 year USD Swap + 6.301%, 7.50%, 04/02/2022(1)(3)(10)	1,040,000
	200,000	5 year USD Swap + 6.301%, 7.50%, 04/02/2022(3)(10)(11)	208,000
	255,000	UBS AG 2.45%, 12/01/2020(1)	251,529
		UBS Group Funding Switzerland AG
	680,000	2.65%, 02/01/2022(1)	664,950
	400,000	5 year USD ICE Swap + 5.497%, 6.88%, 03/22/2021(3)(10)(11)	410,500
	1,125,000	5 year USD Swap + 4.866%, 7.00%, 02/19/2025(3)(10)(11)	1,189,688
		UniCredit S.p.A.
EUR	1,525,000	5 year EUR Swap + 4.925%, 5.38%, 06/03/2025(3)(10)(11)	1,492,614
	$650,000	6.57%, 01/14/2022(1)	664,023

The accompanying notes are an integral part of these financial statements.

30

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.9% - (continued)
	Commercial Banks - 9.5% - (continued)
	Wells Fargo & Co.
$305,000	2.63%, 07/22/2022	$299,227
865,000	3.00%, 04/22/2026	829,080
140,000	3.00%, 10/23/2026	133,823
2,445,000	3.07%, 01/24/2023	2,431,647
385,000	3.75%, 01/24/2024	391,718
470,000	4.75%, 12/07/2046	481,862

		52,614,399

	Commercial Services - 0.4%
1,580,000	IHS Markit Ltd. 4.13%, 08/01/2023	1,573,206
380,000	United Rentals North America, Inc. 5.88%, 09/15/2026	385,700

		1,958,906

	Construction Materials - 0.1%
450,000	Standard Industries, Inc. 6.00%, 10/15/2025(1)	452,250

	Diversified Financial Services - 0.3%
635,000	American Express Co. 3.40%, 02/27/2023	637,198
500,000	Capital One Financial Corp. 3.90%, 01/29/2024	503,551
380,000	Navient Corp. 7.25%, 01/25/2022	394,250

		1,534,999

	Electric - 2.1%
1,380,000	Acwa Power Management And Investments One Ltd. 5.95%, 12/15/2039(11)	1,352,290
	AES Corp.
80,000	4.00%, 03/15/2021	79,800
140,000	4.88%, 05/15/2023	141,400
125,000	5.13%, 09/01/2027	127,500
40,000	Appalachian Power Co. 6.38%, 04/01/2036	46,732
325,000	Berkshire Hathaway Energy Co. 3.25%, 04/15/2028	314,527
335,000	DTE Energy Co. 1.50%, 10/01/2019	331,449
350,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	352,620
1,280,000	Duke Energy Corp. 2.65%, 09/01/2026	1,193,447
295,000	Duke Energy Progress LLC 3.60%, 09/15/2047	270,524
	Exelon Corp.
725,000	2.85%, 06/15/2020	720,915
725,000	3.95%, 06/15/2025	727,544
140,000	Fortis, Inc. 2.10%, 10/04/2021	134,852
1,353,000	Georgia Power Co. 2.00%, 09/08/2020	1,333,236
460,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	451,717
30,000	ITC Holdings Corp. 3.25%, 06/30/2026	28,791
145,000	Oncor Electric Delivery Co. LLC 5.75%, 03/15/2029	169,127
	Pacific Gas & Electric Co.
450,000	2.95%, 03/01/2026	359,055
135,000	3.30%, 12/01/2027	108,135
1,205,000	3.40%, 08/15/2024	997,137
250,000	3.50%, 06/15/2025	204,350
520,000	6.05%, 03/01/2034	456,300
	South Carolina Electric & Gas Co.
15,000	3.50%, 08/15/2021	15,193
560,000	4.25%, 08/15/2028	586,466
425,000	4.50%, 06/01/2064	409,711
	Southern Co.
115,000	2.95%, 07/01/2023	112,941
515,000	3.25%, 07/01/2026	491,585
10,000	4.40%, 07/01/2046	9,670

		11,527,014

	Electronics - 0.1%
335,000	Fortive Corp. 2.35%, 06/15/2021	327,229

	Engineering & Construction - 0.1%
680,000	Fluor Corp. 4.25%, 09/15/2028	657,386
200,000	Mexico City Airport Trust 3.88%, 04/30/2028(1)	176,550

		833,936

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.9% - (continued)
	Entertainment - 0.1%
$370,000	GLP Capital L.P. / GLP Financing II, Inc. 5.30%, 01/15/2029	$374,063
445,000	WMG Acquisition Corp. 4.88%, 11/01/2024(1)	436,100

		810,163

	Food - 0.5%
	Conagra Brands, Inc.
45,000	3.80%, 10/22/2021	45,172
555,000	4.30%, 05/01/2024	558,422
215,000	4.60%, 11/01/2025	217,725
100,000	5.30%, 11/01/2038	96,052
	Kraft Heinz Foods Co.
470,000	4.38%, 06/01/2046	404,915
1,120,000	4.63%, 01/30/2029	1,138,292
475,000	Sysco Corp. 2.50%, 07/15/2021	465,857

		2,926,435

	Food Service - 0.1%
420,000	Aramark Services, Inc. 5.00%, 02/01/2028(1)	410,025

	Forest Products & Paper - 0.1%
690,000	Suzano Austria GmbH 6.00%, 01/15/2029(1)	721,912

	Gas - 0.1%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
85,000	5.63%, 05/20/2024	83,937
140,000	5.88%, 08/20/2026	137,942
435,000	Sempra Energy 2.40%, 02/01/2020	430,866

		652,745

	Healthcare-Products - 0.5%
	Becton Dickinson and Co.
1,130,000	3.36%, 06/06/2024	1,107,349
785,000	3.70%, 06/06/2027	765,594
650,000	Boston Scientific Corp. 4.00%, 03/01/2028	654,259
	Thermo Fisher Scientific, Inc.
85,000	2.95%, 09/19/2026	80,500
145,000	3.00%, 04/15/2023	142,944

		2,750,646

	Healthcare-Services - 1.0%
205,000	Aetna, Inc. 2.80%, 06/15/2023	199,368
	Anthem, Inc.
50,000	2.25%, 08/15/2019	49,862
1,490,000	3.65%, 12/01/2027	1,465,486
	Cigna Corp.
500,000	4.13%, 11/15/2025(1)	510,133
1,900,000	4.38%, 10/15/2028(1)	1,950,971
160,000	Cigna Holding Co. 3.88%, 10/15/2047	140,773
	Community Health Systems, Inc.
70,000	5.13%, 08/01/2021(9)	67,288
20,000	6.25%, 03/31/2023(9)	19,100
5,000	Humana, Inc. 2.50%, 12/15/2020	4,942
	UnitedHealth Group, Inc.
430,000	3.50%, 06/15/2023	439,617
305,000	3.70%, 12/15/2025	313,284
280,000	3.75%, 10/15/2047	268,427

		5,429,251

	Home Builders - 0.2%
	Lennar Corp.
190,000	4.75%, 11/29/2027	180,025
200,000	5.25%, 06/01/2026	195,000
70,000	PulteGroup, Inc. 5.50%, 03/01/2026	70,350
435,000	Toll Brothers Finance Corp. 4.88%, 11/15/2025	423,037

		868,412

The accompanying notes are an integral part of these financial statements.

31

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.9% - (continued)
	Insurance - 0.3%
$45,000	Berkshire Hathaway Finance Corp. 4.20%, 08/15/2048	$46,178
90,000	CNO Financial Group, Inc. 5.25%, 05/30/2025	91,125
110,000	Genworth Holdings, Inc. 4.90%, 08/15/2023	96,525
	Marsh & McLennan Cos., Inc.
420,000	3.88%, 03/15/2024	428,663
270,000	4.38%, 03/15/2029	279,269
220,000	4.75%, 03/15/2039	228,791
40,000	Massachusetts Mutual Life Insurance Co. 8.88%, 06/01/2039(1)	60,221
275,000	Willis North America, Inc. 3.60%, 05/15/2024	269,480

		1,500,252

	Internet - 0.6%
	Alibaba Group Holding Ltd.
895,000	3.40%, 12/06/2027	854,675
445,000	4.20%, 12/06/2047	416,501
	Amazon.com, Inc.
545,000	2.80%, 08/22/2024	541,110
585,000	3.88%, 08/22/2037	587,182
	Tencent Holdings Ltd.
200,000	2.99%, 01/19/2023(1)	195,806
620,000	3.60%, 01/19/2028(1)	603,050

		3,198,324

	Iron/Steel - 0.3%
20,000	ArcelorMittal 6.13%, 06/01/2025(9)	21,510
200,000	Commercial Metals Co. 5.38%, 07/15/2027	182,000
	Steel Dynamics, Inc.
215,000	4.13%, 09/15/2025	204,250
175,000	5.50%, 10/01/2024	180,653
	Vale Overseas Ltd.
1,105,000	6.25%, 08/10/2026	1,178,206
170,000	6.88%, 11/10/2039	188,683

		1,955,302

	IT Services - 0.2%
	Apple, Inc.
15,000	3.00%, 02/09/2024	15,075
490,000	3.35%, 02/09/2027	491,605
110,000	3.45%, 02/09/2045	100,223
260,000	Hewlett Packard Enterprise Co. 6.35%, 10/15/2045	264,894

		871,797

	Lodging - 0.1%
450,000	Hilton Domestic Operating Co., Inc. 5.13%, 05/01/2026(1)	453,375
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
16,000	5.25%, 05/15/2027(1)	14,960
5,000	5.50%, 03/01/2025(1)	4,863

		473,198

	Machinery - Construction & Mining - 0.0%
50,000	Caterpillar Financial Services Corp. 1.85%, 09/04/2020	49,346

	Media - 2.0%
475,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.13%, 05/01/2027(1)	458,954
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,415,000	4.20%, 03/15/2028	1,367,249
915,000	5.38%, 05/01/2047	870,646
1,020,000	5.75%, 04/01/2048	1,016,274
	Comcast Corp.
425,000	2.35%, 01/15/2027	388,613
50,000	3.15%, 02/15/2028	47,923

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.9% - (continued)
	Media - 2.0% - (continued)
$305,000	3.20%, 07/15/2036	$265,717
110,000	3.95%, 10/15/2025	113,836
180,000	4.05%, 11/01/2052	167,226
95,000	4.15%, 10/15/2028	98,367
320,000	4.25%, 10/15/2030	331,704
425,000	4.60%, 10/15/2038	439,297
80,000	4.95%, 10/15/2058	84,475
	Cox Communications, Inc.
125,000	2.95%, 06/30/2023(1)	121,492
455,000	3.15%, 08/15/2024(1)	441,590
245,000	4.80%, 02/01/2035(1)	226,592
30,000	8.38%, 03/01/2039(1)	38,195
	Discovery Communications LLC
310,000	3.95%, 06/15/2025(1)	300,777
580,000	4.90%, 03/11/2026	593,463
270,000	5.00%, 09/20/2037	252,870
	DISH DBS Corp.
230,000	5.88%, 07/15/2022	218,500
60,000	6.75%, 06/01/2021	61,111
710,000	Fox Corp. 4.03%, 01/25/2024(1)	724,239
160,000	Liberty Interactive LLC 8.25%, 02/01/2030	162,000
150,000	TEGNA, Inc. 5.50%, 09/15/2024(1)	147,720
	Viacom, Inc.
815,000	4.25%, 09/01/2023	826,463
425,000	4.38%, 03/15/2043	363,390
200,000	Videotron Ltd. 5.38%, 06/15/2024(1)	208,880
	Warner Media LLC
615,000	2.95%, 07/15/2026	568,222
330,000	3.80%, 02/15/2027	321,897

		11,227,682

	Mining - 0.2%
	Anglo American Capital plc
745,000	4.75%, 04/10/2027(1)	743,347
200,000	4.88%, 05/14/2025(1)	203,685

		947,032

	Miscellaneous Manufacturing - 0.1%
280,000	Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 02/21/2021	277,420

	Office/Business Equipment - 0.0%
205,000	Pitney Bowes, Inc. 4.70%, 04/01/2023	188,985

	Oil & Gas - 1.1%
	Anadarko Petroleum Corp.
90,000	4.50%, 07/15/2044	81,363
95,000	6.60%, 03/15/2046	113,104
875,000	Canadian Natural Resources Ltd. 3.85%, 06/01/2027	857,413
330,000	EnCana Corp. 3.90%, 11/15/2021	332,374
	Hess Corp.
740,000	4.30%, 04/01/2027	714,099
135,000	5.60%, 02/15/2041	129,352
690,000	7.13%, 03/15/2033	760,961
130,000	Marathon Oil Corp. 3.85%, 06/01/2025	127,715
230,000	Marathon Petroleum Corp. 3.80%, 04/01/2028(1)	220,575
	Petroleos Mexicanos
400,000	6.50%, 01/23/2029	376,900
220,000	6.75%, 09/21/2047	191,730
425,000	QEP Resources, Inc. 5.25%, 05/01/2023	411,213
220,000	SM Energy Co. 6.13%, 11/15/2022	220,550
600,000	Tullow Oil plc 7.00%, 03/01/2025(1)	584,411
670,000	Valero Energy Corp. 3.40%, 09/15/2026	638,590
365,000	WPX Energy, Inc. 5.25%, 09/15/2024	359,525

		6,119,875

The accompanying notes are an integral part of these financial statements.

32

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.9% - (continued)
	Packaging & Containers - 0.2%
$430,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	$445,050
220,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(1)	220,407
695,000	WRKCo, Inc. 4.65%, 03/15/2026(1)	715,737

		1,381,194

	Pharmaceuticals - 1.5%
295,000	Allergan Funding SCS 3.45%, 03/15/2022	294,351
20,000	AstraZeneca plc 3.38%, 11/16/2025	19,637
205,000	Bausch Health Cos., Inc. 7.00%, 03/15/2024(1)	215,373
165,000	Baxalta, Inc. 3.60%, 06/23/2022	164,531
1,140,000	Bayer U.S. Finance LLC 4.25%, 12/15/2025(1)	1,135,064
615,000	Cardinal Health, Inc. 2.62%, 06/15/2022	595,297
	CVS Health Corp.
2,320,000	4.10%, 03/25/2025	2,362,052
560,000	5.05%, 03/25/2048	574,866
15,000	5.13%, 07/20/2045	15,499
	Elanco Animal Health, Inc.
330,000	3.91%, 08/27/2021(1)	330,426
340,000	4.27%, 08/28/2023(1)	342,402
630,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	644,680
270,000	IQVIA, Inc. 4.88%, 05/15/2023(1)	274,050
	Mylan N.V.
50,000	3.75%, 12/15/2020	49,936
693,000	3.95%, 06/15/2026	654,649
	Mylan, Inc.
250,000	4.55%, 04/15/2028	240,065
160,000	5.20%, 04/15/2048	138,653
425,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021	413,630

		8,465,161

	Pipelines - 1.0%
580,000	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 4.25%, 12/01/2027	564,151
180,000	DCP Midstream Operating L.P. 3.88%, 03/15/2023	175,050
135,000	Energy Transfer L.P. 5.50%, 06/01/2027	140,062
10,000	Energy Transfer Operating L.P. 4.20%, 09/15/2023	10,076
	Energy Transfer Operating L.P.
335,000	4.50%, 04/15/2024	341,242
110,000	5.25%, 04/15/2029	113,866
115,000	6.25%, 04/15/2049	122,445
160,000	Energy Transfer Partners L.P. 5.15%, 03/15/2045	145,388
	EQT Midstream Partners L.P.
260,000	4.75%, 07/15/2023	263,685
330,000	5.50%, 07/15/2028	330,826
	MPLX L.P.
150,000	4.00%, 03/15/2028	144,644
315,000	4.13%, 03/01/2027	308,019
360,000	5.20%, 03/01/2047	352,542
70,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	68,699
	Texas Eastern Transmission L.P.
465,000	2.80%, 10/15/2022(1)	450,037
70,000	3.50%, 01/15/2028(1)	66,711
	TransCanada PipeLines Ltd.
225,000	4.75%, 05/15/2038	228,829
15,000	6.10%, 06/01/2040	17,423
	Valero Energy Partners L.P.
470,000	4.38%, 12/15/2026	473,288
155,000	4.50%, 03/15/2028	156,364
	Western Gas Partners L.P.
360,000	4.50%, 03/01/2028	347,354

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.9% - (continued)
	Pipelines - 1.0% - (continued)
$290,000	4.75%, 08/15/2028	$283,411
210,000	5.50%, 08/15/2048	196,582
	Williams Cos., Inc.
275,000	4.30%, 03/04/2024	281,775
35,000	6.30%, 04/15/2040	40,003

		5,622,472

	Real Estate Investment Trusts - 0.1%
	Crown Castle International Corp.
240,000	3.15%, 07/15/2023	234,450
170,000	3.20%, 09/01/2024	162,892
	Equinix, Inc.
135,000	5.75%, 01/01/2025	139,388
205,000	5.88%, 01/15/2026	211,724

		748,454

	Retail - 0.6%
	Home Depot, Inc.
260,000	3.50%, 09/15/2056	226,485
20,000	4.20%, 04/01/2043	20,273
	Lowe’s Cos., Inc.
865,000	3.38%, 09/15/2025	845,444
75,000	3.70%, 04/15/2046	63,713
515,000	McDonald’s Corp. 3.35%, 04/01/2023	519,447
465,000	Starbucks Corp. 3.80%, 08/15/2025	468,815
80,000	United Rentals North America, Inc. 4.88%, 01/15/2028	75,900
1,040,000	Walmart, Inc. 3.40%, 06/26/2023	1,065,793

		3,285,870

	Semiconductors - 0.9%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
1,395,000	3.13%, 01/15/2025	1,291,274
310,000	3.63%, 01/15/2024	301,459
1,315,000	3.88%, 01/15/2027	1,208,279
255,000	Intel Corp. 4.10%, 05/19/2046	259,679
470,000	Microchip Technology, Inc. 4.33%, 06/01/2023(1)	463,022
1,230,000	NXP B.V. / NXP Funding LLC 4.88%, 03/01/2024(1)	1,261,808

		4,785,521

	Software - 0.8%
235,000	Fidelity National Information Services, Inc. 4.25%, 05/15/2028	235,247
445,000	First Data Corp. 5.00%, 01/15/2024(1)	454,734
	Microsoft Corp.
730,000	3.30%, 02/06/2027	739,838
240,000	3.70%, 08/08/2046	238,339
290,000	3.95%, 08/08/2056	291,015
175,000	MSCI, Inc. 5.75%, 08/15/2025(1)	181,563
330,000	Open Text Corp. 5.88%, 06/01/2026(1)	340,725
250,000	Oracle Corp. 4.00%, 11/15/2047	241,560
	salesforce.com, Inc.
305,000	3.25%, 04/11/2023	309,811
265,000	3.70%, 04/11/2028	270,969
1,085,000	Western Digital Corp. 4.75%, 02/15/2026	1,009,050

		4,312,851

	Telecommunications - 1.7%
	AT&T, Inc.
10,000	4.25%, 03/01/2027	10,121
1,210,000	4.30%, 02/15/2030	1,198,961
265,000	4.75%, 05/15/2046	247,903
	Nokia Oyj
485,000	4.38%, 06/12/2027	469,383
60,000	6.63%, 05/15/2039	62,400
300,000	Sprint Corp. 7.13%, 06/15/2024	306,938

The accompanying notes are an integral part of these financial statements.

33

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2019 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 31.9% - (continued)
		Telecommunications - 1.7% - (continued)
	$1,445,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(1)	$1,455,375
	160,000	Telecom Italia Capital S.A. 6.00%, 09/30/2034	139,248
	1,230,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(1)	1,168,500
		Telefonica Emisiones SAU
	340,000	4.90%, 03/06/2048	317,873
	325,000	5.21%, 03/08/2047	314,825
	45,000	7.05%, 06/20/2036	52,865
		Verizon Communications, Inc.
	1,210,000	4.50%, 08/10/2033	1,230,125
	20,000	4.52%, 09/15/2048	19,489
	1,115,000	4.81%, 03/15/2039	1,133,302
	10,000	5.01%, 08/21/2054	10,197
	15,000	5.25%, 03/16/2037	16,123
	1,240,000	Vodafone Group plc 4.38%, 05/30/2028	1,234,803

			9,388,431

		Transportation - 0.3%
	780,000	CSX Corp. 3.25%, 06/01/2027	752,285
	200,000	FedEx Corp. 4.05%, 02/15/2048	173,445
	860,000	Union Pacific Corp. 4.38%, 09/10/2038	871,113

			1,796,843

		Total Corporate Bonds (cost $173,400,566)	$176,342,149

FOREIGN GOVERNMENT OBLIGATIONS - 8.0%
		Argentina - 0.1%
EUR	420,000	Argentine Republic Government International Bond 5.25%, 01/15/2028	$377,495

		Egypt - 0.0%
	$200,000	Egypt Government International Bond 8.50%, 01/31/2047(11)	192,284

		Ghana - 0.1%
	400,000	Ghana Government International Bond 8.63%, 06/16/2049(11)	371,687

		Hungary - 0.0%
	200,000	Hungary Government International Bond 6.38%, 03/29/2021	212,019

		Japan - 7.2%
		Japan Treasury Discount Bill
JPY	1,800,000,000	0.21%, 02/18/2019(12)	16,540,335
	2,500,000,000	1.00%, 02/04/2019(12)	22,971,607

			39,511,942

		Mexico - 0.1%
	$420,000	Mexico Government International Bond 4.50%, 04/22/2029	421,050

		Oman - 0.1%
	700,000	Oman Government International Bond 4.75%, 06/15/2026(1)	623,000

		Panama - 0.1%
	720,000	Panama Government International Bond 4.30%, 04/29/2053	705,600

		Romania - 0.2%
	968,000	Romanian Government International Bond 6.13%, 01/22/2044(11)	1,077,384

		Tunisia - 0.1%
EUR	515,000	Banque Centrale de Tunisie International Bond 6.75%, 10/31/2023(1)	577,743

		Total Foreign Government Obligations (cost $42,564,846)	$44,070,204

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.5%
	Education - 0.1%
	Chicago, IL, Board of Education
$5,000	6.14%, 12/01/2039	$4,776
380,000	6.32%, 11/01/2029	374,809

		379,585

	General Obligation - 0.3%
1,187,000	City of Chicago, IL, GO 7.38%, 01/01/2033	1,294,115
40,000	Illinois State, GO 5.88%, 03/01/2019	40,084
	State of Illinois
390,000	4.95%, 06/01/2023	394,594
120,000	5.00%, 01/01/2023	122,261
180,000	5.56%, 02/01/2021	185,296

		2,036,350

	Utility - Electric - 0.1%
314,000	Municipal Electric Auth, GA 6.64%, 04/01/2057	335,101

	Total Municipal Bonds (cost $2,733,444)	$2,751,036

SENIOR FLOATING RATE INTERESTS - 4.6%(13)
	Aerospace/Defense - 0.1%
	TransDigm, Inc.
$150,000	1 mo. USD LIBOR + 2.500%, 5.00%, 06/09/2023	$146,688
323,371	1 mo. USD LIBOR + 2.500%, 5.00%, 05/30/2025	314,792

		461,480

	Airlines - 0.0%
98,969	American Airlines, Inc. 1 mo. USD LIBOR + 2.000%, 4.52%, 10/12/2021	97,562

	Auto Manufacturers - 0.0%
99,000	Navistar International Corp. 1 mo. USD LIBOR + 3.500%, 6.02%, 11/06/2024	97,330

	Auto Parts & Equipment - 0.0%
122,668	Altra Industrial Motion Corp. 1 mo. USD LIBOR + 2.000%, 4.50%, 10/01/2025	120,316

	Biotechnology - 0.1%
292,509	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 5.50%, 05/15/2022	284,673

	Chemicals - 0.1%
190,000	Cabot Microelectronics Corp. 1 mo. ICE LIBOR + 2.250%, 4.75%, 11/14/2025	188,338

99,750	LTI Holdings, Inc. 1 mo. USD LIBOR + 3.500%, 6.00%, 09/06/2025	96,217

185,000	Platform Specialty Products Corp. 1 mo. ICE LIBOR + 2.250%, 0.00%, 11/14/2025(14)	182,765

		467,320

	Coal - 0.0%
130,000	Foresight Energy LLC 3 mo. USD LIBOR + 5.750%, 8.25%, 03/28/2022	128,335

	Commercial Services - 0.4%
100,000	Allied Universal Holdco LLC 2 mo. USD LIBOR + 4.250%, 6.75%, 07/28/2022	96,250
350,000	Blackhawk Network Holdings, Inc. 1 mo. USD LIBOR + 3.000%, 0.00%, 06/15/2025(14)	343,175
400,000	BrightView Landscapes, LLC 1 mo. USD LIBOR + 2.500%, 0.00%, 08/15/2025(14)	395,000
190,000	Quad/Graphics, Inc. 1 mo. USD LIBOR + 5.000%, 0.00%, 01/31/2026(14)	189,288
250,000	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 11/15/2023	241,992
199,494	Tempo Acquisition LLC 1 mo. USD LIBOR + 3.000%, 5.50%, 05/01/2024	195,576

The accompanying notes are an integral part of these financial statements.

34

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2019 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 4.6%(13) - (continued)
		Commercial Services - 0.4% - (continued)
	$250,000	Trans Union LLC 1 mo. USD LIBOR + 2.000%, 0.00%, 06/19/2025(14)	$246,517
EUR	200,000	Verisure Holding AB 3 mo. EURIBOR + 3.500%, 0.00%, 10/21/2022(14)	228,310

			1,936,108

		Construction Materials - 0.1%
	$369,073	NCI Building Systems, Inc. 3 mo. USD LIBOR + 3.750%, 6.55%, 04/12/2025	351,080

		Distribution/Wholesale - 0.1%
	374,309	Beacon Roofing Supply, Inc. 1 mo. USD LIBOR + 2.250%, 4.77%, 01/02/2025	363,215

		Diversified Financial Services - 0.2%
	429,088	AlixPartners LLP 3 mo. USD LIBOR + 2.750%, 5.25%, 04/04/2024	423,321
	349,499	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 02/28/2025	340,674
	190,000	Financial & Risk US Holdings, Inc. 1 mo. USD LIBOR + 3.750%, 6.25%, 10/01/2025	182,282
	60,771	SS&C European Holdings S.a.r.l. 1 mo. USD LIBOR + 2.250%, 4.75%, 04/16/2025	59,496

			1,005,773

		Energy-Alternate Sources - 0.1%
	299,248	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 3.500%, 6.24%, 10/31/2024	295,819
	199,499	Vistra Energy Corp. 1 mo. USD LIBOR + 2.000%, 4.51%, 12/31/2025	195,564

			491,383

		Engineering & Construction - 0.1%
	252,468	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.96%, 06/21/2024	241,602
	219,299	DAE Aviation Holdings, Inc. 1 mo. ICE LIBOR + 4.000%, 0.00%, 01/23/2026(14)	218,358

			459,960

		Entertainment - 0.0%
	114,033	Hilton Worldwide Finance LLC 1 mo. USD LIBOR + 1.750%, 4.26%, 10/25/2023	112,708

		Food - 0.1%
	129,347	Hostess Brands LLC 1 mo. USD LIBOR + 2.250%, 4.90%, 08/03/2022	124,712
	129,673	IRB Holding Corp 1 mo. USD LIBOR + 3.250%, 5.76%, 02/05/2025	126,071
	156,718	Post Holdings, Inc. 1 mo. USD LIBOR + 2.000%, 4.52%, 05/24/2024	154,563

			405,346

		Food Service - 0.0%
	275,000	Aramark Services, Inc. 3 mo. USD LIBOR + 1.750%, 4.25%, 03/11/2025	272,938
		Gas - 0.1%
	300,000	Messer Industries GmbH 1 mo. USD LIBOR + 2.500%, 0.00%, 10/01/2025(14)	293,250
		Healthcare-Products - 0.1%
	244,862	Avantor, Inc. 1 mo. USD LIBOR + 4.000%, 6.57%, 11/21/2024	243,821
	224,496	Parexel International Corp. 1 mo. USD LIBOR + 2.750%, 5.25%, 09/27/2024	212,149

			455,970

		Healthcare-Services - 0.2%
	300,000	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.750%, 6.25%, 10/10/2025	282,150

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.6%(13) - (continued)
	Healthcare-Services - 0.2% - (continued)
$258,660	Jaguar Holding Co. 3 mo. USD LIBOR + 2.500%, 5.00%, 08/18/2022	$253,163
375,308	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 2.750%, 5.55%, 06/07/2023	362,758
200,000	Syneos Health, Inc. 1 mo. USD LIBOR + 2.000%, 0.00%, 08/01/2024(14)	196,416
270,000	Universal Health Services, Inc. 1 mo. USD LIBOR + 1.750%, 4.25%, 10/31/2025	269,325

		1,363,812

	Household Products - 0.0%
278,969	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 5.74%, 09/06/2024	262,407

	Insurance - 0.3%
	Asurion LLC
304,000	1 mo. USD LIBOR + 6.500%, 0.00%, 08/04/2025(14)	305,520
444,676	1 mo. USD LIBOR + 3.000%, 5.50%, 08/04/2022	437,209
374,060	Hub International Ltd. 2 mo. USD LIBOR + 2.750%, 5.51%, 04/25/2025	360,149
430,000	Sedgwick Claims Management Services, Inc. 1 mo. USD LIBOR + 3.250%, 5.75%, 12/31/2025	418,532

		1,521,410

	Leisure Time - 0.2%
278,969	Caesars Resort Collection LLC 1 mo. USD LIBOR + 2.750%, 5.25%, 12/22/2024	274,821
425,000	Delta (LUX) S.a.r.l. 1 mo. USD LIBOR + 2.500%, 5.00%, 02/01/2024	408,178
250,000	Penn National Gaming, Inc. 3 mo. USD LIBOR + 2.250%, 0.00%, 10/15/2025(14)	246,510

		929,509

	Lodging - 0.2%
354,026	Boyd Gaming Corp. 1 Week USD LIBOR + 2.250%, 4.66%, 09/15/2023	348,939
427,843	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.000%, 4.50%, 10/06/2024	418,751
200,000	Station Casinos LLC 1 mo. USD LIBOR + 2.500%, 0.00%, 06/08/2023(14)	197,350

		965,040

	Machinery - Construction & Mining - 0.0%
110,000	Brookfield WEC Holdings, Inc. 1 mo. USD LIBOR + 3.750%, 6.25%, 08/01/2025	109,352

	Machinery-Diversified - 0.0%
258,690	Gates Global LLC 3 mo. USD LIBOR + 2.750%, 5.25%, 04/01/2024	252,958

	Media - 0.5%
388,040	Charter Communications Operating LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 04/30/2025	382,394
349,121	CSC Holdings LLC 1 mo. USD LIBOR + 2.500%, 5.01%, 01/25/2026	340,682
280,000	Gray Television, Inc. 1 mo. ICE LIBOR + 2.500%, 5.02%, 01/02/2026	275,918
300,000	MTN Infrastructure TopCo, Inc. 1 mo. USD LIBOR + 3.000%, 5.50%, 11/15/2024	295,275
149,621	Numericable Group S.A. 3 mo. USD LIBOR + 3.688%, 6.20%, 01/31/2026	139,790
149,248	PSAV Holdings LLC 3 mo. USD LIBOR + 3.250%, 5.88%, 03/01/2025	142,408
151,272	Shutterfly, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 08/17/2024	147,426

The accompanying notes are an integral part of these financial statements.

35

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.6%(13) - (continued)
	Media - 0.5% - (continued)
$170,000	Telenet Financing USD LLC 1 mo. USD LIBOR + 2.250%, 4.76%, 08/15/2026	$165,254
325,000	Tribune Media Co. 1 mo. USD LIBOR + 3.000%, 5.50%, 01/27/2024	322,969
305,000	Unitymedia Finance LLC 1 mo. USD LIBOR + 2.250%, 4.76%, 09/30/2025	299,995
195,000	UPC Financing Partnership 1 mo. USD LIBOR + 2.500%, 5.01%, 01/15/2026	191,831

		2,703,942

	Miscellaneous Manufacturing - 0.1%
138,595	H.B. Fuller Co. 1 mo. USD LIBOR + 2.000%, 4.50%, 10/20/2024	135,823
299,496	USI, Inc. 3 mo. USD LIBOR + 3.000%, 5.80%, 05/16/2024	286,768

		422,591

	Oil & Gas - 0.0%
75,000	California Resources Corp. 1 mo. USD LIBOR + 4.750%, 7.25%, 12/31/2022	73,375
119,700	Grizzly Acquisitions, Inc. 1 mo. USD LIBOR + 3.250%, 6.05%, 10/01/2025	118,977

		192,352

	Packaging & Containers - 0.2%
	Berry Global, Inc.
183,750	3 mo. USD LIBOR + 1.750%, 4.27%, 02/08/2020	182,763
275,000	1 mo. USD LIBOR + 2.000%, 4.52%, 10/01/2022	272,080
279,342	Flex Acquisition Co., Inc. 3 mo. USD LIBOR + 3.000%, 5.52%, 12/29/2023	270,495
300,000	Plastipak Packaging, Inc. 1 mo. USD LIBOR + 2.500%, 0.00%, 10/14/2024(14)	292,251
323,350	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 02/05/2023	318,471

		1,336,060

	Pharmaceuticals - 0.2%
221,375	Bausch Health Companies Inc. 1 mo. USD LIBOR + 2.750%, 5.26%, 11/27/2025	218,123
249,367	Endo Luxembourg Finance Co. S.a r.l. 1 mo. USD LIBOR + 4.250%, 6.75%, 04/29/2024	246,666
200,000	IQVIA, Inc. 3 mo. USD LIBOR + 2.000%, 4.80%, 03/07/2024	198,100
179,550	NVA Holdings, Inc. 3 mo. USD LIBOR + 2.750%, 5.25%, 02/02/2025	171,470
126,508	Valeant Pharmaceuticals International, Inc. 1 mo. USD LIBOR + 3.000%, 5.51%, 06/02/2025	125,042

		959,401

	Real Estate - 0.0%
130,000	VICI Properties LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 12/20/2024	127,522

	Retail - 0.3%
275,000	American Builders & Contractors Supply Co., Inc. 1 mo. USD LIBOR + 2.000%, 0.00%, 10/31/2023(14)	267,987
275,000	B.C. Unlimited Liability Co. 1 mo. USD LIBOR + 2.250%, 4.75%, 02/16/2024	270,187
269,318	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 7.50%, 09/25/2024	265,952
200,000	Belron Finance U.S. LLC 1 mo. USD LIBOR + 2.500%, 5.12%, 11/13/2025	197,250
194,836	Harbor Freight Tools USA, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 08/18/2023	188,122

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.6%(13) - (continued)
	Retail - 0.3% - (continued)
$129,319	Neiman Marcus Group Ltd. LLC 1 mo. USD LIBOR + 3.250%, 5.76%, 10/25/2020	$114,383
129,673	Staples, Inc. 3 mo. USD LIBOR + 4.000%, 6.54%, 09/12/2024	127,274
229,081	U.S. Foods, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 06/27/2023	225,072

		1,656,227

	Semiconductors - 0.0%
200,000	Microchip Technology, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 05/29/2025	196,500

	Software - 0.5%
228,005	Change Healthcare Holdings LLC 1 mo. USD LIBOR + 2.750%, 5.25%, 03/01/2024	222,989
	First Data Corp.
89,788	1 mo. USD LIBOR + 2.000%, 4.52%, 07/08/2022	89,400
635,332	1 mo. USD LIBOR + 2.000%, 4.52%, 04/26/2024	632,753
300,000	Go Daddy Operating Co. LLC 1 mo. USD LIBOR + 2.250%, 0.00%, 02/15/2024(14)	295,929
323,367	Hyland Software, Inc. 1 mo. USD LIBOR + 3.500%, 6.00%, 07/01/2024	318,804
100,000	Infor U.S., Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 02/01/2022	99,325
35,381	MA FinanceCo. LLC 1 mo. USD LIBOR + 2.500%, 0.00%, 06/21/2024(14)	34,172
238,927	Seattle Spinco, Inc. 1 mo. USD LIBOR + 2.500%, 0.00%, 06/21/2024(14)	230,763
74,609	SkillSoft Corp. 3 mo. USD LIBOR + 4.750%, 7.25%, 04/28/2021	60,673
	SS&C Technologies, Inc.
99,749	1 mo. USD LIBOR + 2.250%, 0.00%, 04/16/2025(14)	97,778
157,997	1 mo. USD LIBOR + 2.250%, 4.75%, 04/16/2025	154,683
267,000	Web.com Group, Inc. 3 mo. USD LIBOR + 3.750%, 6.27%, 10/10/2025	257,655
274,297	WEX, Inc. 1 mo. USD LIBOR + 2.250%, 4.75%, 06/30/2023	269,839

		2,764,763

	Telecommunications - 0.2%
150,000	CenturyLink, Inc. 1 mo. USD LIBOR + 2.750%, 0.00%, 01/31/2025(14)	143,203
325,000	Level 3 Financing, Inc. 1 mo. USD LIBOR + 2.250%, 4.76%, 02/22/2024	318,906
511,146	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 02/02/2024	499,006
194,467	Univision Communications, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 03/15/2024	180,734

		1,141,849

	Textiles - 0.0%
250,000	ASP Unifrax Holdings Inc 6.53%, 12/12/2025	235,000

	Transportation - 0.1%
446,074	Savage Enterprises LLC 1 mo. USD LIBOR + 4.500%, 7.02%, 08/01/2025	444,682

	Total Senior Floating Rate Interests (cost $25,797,460)	$25,390,124

U.S. GOVERNMENT AGENCIES - 50.3%
	Mortgage-Backed Agencies - 50.3%
	FHLMC
$184,569	1 mo. USD LIBOR + 0.450%, 2.96%, 07/25/2030(3)	$183,834

The accompanying notes are an integral part of these financial statements.

36

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 50.3% - (continued)
	Mortgage-Backed Agencies - 50.3% - (continued)
	FHLMC - (continued)
$2,500,000	3.00%, 02/01/2034(15)	$2,503,906
10,658	3.00%, 05/15/2041	10,703
8,480,000	3.00%, 02/01/2049(15)	8,334,636
159,467	1 mo. USD LIBOR + 0.550%, 3.06%, 04/25/2030(3)	159,314
40,000	3.24%, 08/25/2027	40,123
912,091	1 mo. USD LIBOR + 0.750%, 3.26%, 03/25/2030(3)	911,463
700,000	3.50%, 02/01/2034(15)	712,787
660,582	3.50%, 01/01/2048	664,338
26,398	3.50%, 03/01/2048	26,550
984,618	3.50%, 06/01/2048	990,267
12,310,000	3.50%, 02/01/2049(15)	12,378,041
216,059	1 mo. USD LIBOR + 1.200%, 3.71%, 10/25/2029(3)	217,425
4,450,000	4.00%, 02/01/2049(15)	4,557,686
4,400,000	4.00%, 03/13/2049	4,501,922
585,000	1 mo. USD LIBOR + 1.800%, 4.31%, 07/25/2030(3)	571,783
2,925,000	4.50%, 02/01/2049(15)	3,041,829
1,403,910	1 mo. USD LIBOR + 2.200%, 4.71%, 02/25/2024(3)	1,429,374
2,200,000	5.00%, 02/01/2049(15)	2,313,824
1,365,495	1 mo. USD LIBOR + 4.250%, 6.76%, 11/25/2023(3)	1,490,451
800,000	1 mo. USD LIBOR + 5.550%, 8.06%, 07/25/2028(3)	950,237

		45,990,493

	FNMA
9,633	2.00%, 09/25/2041	9,285
18,810	2.00%, 12/25/2041	18,229
707,812	2.00%, 03/25/2044	680,856
1,207,705	2.00%, 05/25/2044	1,161,563
18,877	2.50%, 12/25/2041	18,558
22,035	2.50%, 03/25/2046	21,663
1,195,000	2.85%, 12/01/2027	1,159,641
370,000	2.88%, 11/01/2027	360,151
255,000	3.00%, 07/01/2027	250,711
330,000	3.00%, 12/01/2029	319,167
500,000	3.00%, 02/01/2034(15)	500,684
25,490	3.00%, 02/25/2043	25,376
162,590	3.00%, 01/25/2046	161,773
152,611	3.00%, 05/25/2047	151,878
48,308	3.00%, 09/25/2047	48,375
6,500,000	3.00%, 02/01/2049(15)	6,385,488
64,290	3.00%, 12/25/2054	63,932
200,000	3.10%, 02/01/2027	199,756
505,000	3.10%, 12/01/2027	496,243
345,000	3.16%, 08/01/2027	342,599
600,000	3.18%, 02/01/2027	596,659
335,893	3.22%, 07/01/2032	328,843
2,000,000	3.50%, 10/01/2028	2,021,618
1,675,000	3.50%, 02/01/2034(15)	1,706,275
11,303	3.50%, 05/25/2042	11,571
650,623	3.50%, 07/25/2044	660,364
26,810	3.50%, 03/25/2045	27,220
1,768,044	3.50%, 01/01/2048	1,777,019
96,639	3.50%, 02/25/2048	98,093
21,849	3.50%, 04/25/2048	22,637
395,722	3.50%, 06/01/2048	397,731
85,890,000	3.50%, 02/01/2049(15)	86,314,418
915,332	3.50%, 07/25/2054	927,389
277,047	3.50%, 10/25/2056	281,972
2,704,767	3.56%, 10/01/2028	2,763,956

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 50.3% - (continued)
	Mortgage-Backed Agencies - 50.3% - (continued)
	FNMA - (continued)
$3,000,000	3.85%, 12/01/2028	$3,127,273
1,763,271	4.00%, 12/01/2028	1,865,590
32,760,000	4.00%, 02/01/2049(15)	33,532,931
20,100,000	4.00%, 03/01/2049(15)	20,553,820
4,000,000	4.50%, 02/01/2049(15)	4,157,344
2,320,410	4.50%, 01/01/2051	2,419,337
5,700,000	5.00%, 02/01/2049(15)	5,996,178

		181,964,166

	GNMA
935,968	2.00%, 01/20/2042	899,426
387,135	2.00%, 06/16/2042	372,714
370,731	2.50%, 05/20/2040	366,166
4,500,000	3.00%, 02/01/2049(15)	4,466,953
18,930,000	3.50%, 02/01/2049(15)	19,169,952
8,100,000	4.00%, 02/01/2049(15)	8,333,824
1,700,000	4.00%, 03/01/2049(15)	1,747,215
11,310,000	4.50%, 02/01/2049(15)	11,742,961
2,400,000	5.00%, 02/01/2049(15)	2,506,238

		49,605,449

		277,560,108

	Total U.S. Government Agencies (cost $275,849,568)	$277,560,108

U.S. GOVERNMENT SECURITIES - 25.4%
	U.S. Treasury Securities - 25.4%
	U.S. Treasury Bonds - 9.8%
$2,580,000	2.75%, 08/15/2047(9)	$2,450,698
700,000	3.00%, 02/15/2047	700,137
360,000	3.00%, 08/15/2048	359,086
6,000,000	3.13%, 05/15/2048	6,131,953
8,925,000	3.63%, 08/15/2043	9,916,512
23,260,000	3.63%, 02/15/2044	25,858,578
3,573,000	3.75%, 11/15/2043(16)	4,049,493
520,000	4.38%, 02/15/2038	640,230
3,475,000	5.50%, 08/15/2028	4,308,185

		54,414,872

	U.S. Treasury Notes - 15.6%
551,285	0.38%, 07/15/2027(17)	535,084
18,452,812	0.75%, 07/15/2028(17)	18,453,052
4,572,077	0.88%, 01/15/2029(17)	4,608,213
1,945,000	1.13%, 02/28/2021(16)(18)	1,892,348
10,850,000	1.13%, 08/31/2021	10,490,594
1,885,000	1.38%, 08/31/2023	1,797,966
9,800,000	1.50%, 02/28/2023	9,443,219
420,000	1.75%, 05/15/2023	408,105
2,745,000	1.88%, 02/28/2022(16)(18)	2,699,214
3,490,000	2.75%, 08/15/2021	3,514,812
8,690,000	2.75%, 02/15/2028	8,779,616
15,000,000	2.88%, 11/15/2021	15,172,851
8,200,000	2.88%, 09/30/2023	8,354,711

		86,149,785

		140,564,657

	Total U.S. Government Securities (cost $137,694,858)	$140,564,657

	Total Long-Term Investments (cost $783,029,441)	$792,041,120

The accompanying notes are an integral part of these financial statements.

37

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 5.1%
	Other Investment Pools & Funds - 4.9%
$27,057,935	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(19)	$27,057,935

	Securities Lending Collateral - 0.2%
816,320	State Street Navigator Securities Lending Government Money Market Portfolio, 2.43%(19)	816,320

	Total Short-Term Investments (cost $27,874,255)	$27,874,255

Total Investments Excluding Purchased Options (cost $810,903,696)	148.5%	$819,915,375

Total Purchased Options (cost $1,940,914)	0.2%	$1,463,360

Total Investments (cost $812,844,610)	148.7%	$821,378,735
Other Assets & Liabilities	(48.7)%	(269,093,823)

Total Net Assets	100.0%	$552,284,912

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $116,063,373, representing 21.0% of net assets.

(2)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2019.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(5)	Securities disclosed are interest-only strips.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $3,604,297 at January 31, 2019.

(7)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Trustees. At January 31, 2019, the aggregate fair value of these securities was $2,819,297, which represented 0.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Trustees.

(8)	Investment valued using significant unobservable inputs.

(9)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(10)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(11)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $10,110,192, representing 1.8% of net assets.

(12)	The rate shown represents current yield to maturity.

(13)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2019.

(14)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(15)	Represents or includes a TBA transaction.

(16)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.

(17)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(18)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

(19)	Current yield as of period end.

OTC Swaption Contracts Outstanding at January 31, 2019
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57*	HSBC	2.45%	Pay	08/02/27	USD	4,625,000	4,625,000	$480,075	$517,537	$(37,462)

The accompanying notes are an integral part of these financial statements.

38

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2019 (Unaudited)

OTC Swaption Contracts Outstanding at January 31, 2019 – (continued)
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 05/15/29*	BOA	3.25%	Receive	05/13/19	USD	163,000	163,000	$72	$2,561	$(2,489)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 05/15/29*	BOA	3.25%	Receive	05/13/19	USD	510,000	510,000	226	8,211	(7,985)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 05/31/29*	BOA	3.20%	Receive	05/29/19	USD	2,499,000	2,499,000	1,959	28,238	(26,279)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 06/03/29*	DEUT	3.20%	Receive	05/30/19	USD	500,000	500,000	400	7,451	(7,051)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 06/03/29*	BOA	3.20%	Receive	05/30/19	USD	515,000	515,000	411	8,008	(7,597)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 06/03/29*	BOA	3.20%	Receive	05/30/19	USD	2,200,000	2,200,000	1,758	31,856	(30,098)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 09/27/29*	BOA	3.30%	Receive	09/25/19	USD	1,850,000	1,850,000	3,815	34,965	(31,150)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 10/02/29*	BOA	3.30%	Receive	09/30/19	USD	4,600,000	4,600,000	9,881	95,450	(85,569)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 10/02/29*	MSC	3.30%	Receive	09/30/19	USD	2,660,000	2,660,000	5,714	49,210	(43,496)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 10/02/29*	DEUT	3.20%	Receive	09/30/19	USD	7,260,000	7,260,000	22,317	82,219	(59,902)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 12/11/29*	MSC	3.20%	Receive	12/09/19	USD	14,510,000	14,510,000	69,082	194,144	(125,062)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57*	HSBC	2.45%	Receive	08/02/27	USD	4,625,000	4,625,000	867,650	881,064	(13,414)

Total Puts							41,892,000	$983,285	$1,423,377	$(440,092)

Total purchased swaption contracts							46,517,000	$1,463,360	$1,940,914	$(477,554)

*	Swaptions with forward premiums.

Futures Contracts Outstanding at January 31, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	127	03/29/2019	$26,965,672	$(2,093)
U.S. Treasury 5-Year Note Future	33	03/29/2019	3,790,359	9,023
U.S. Treasury Ultra Bond Future	3	03/20/2019	483,375	3,844

Total				$10,774

Short position contracts:
Canadian Government 10-Year Bond Future	35	03/20/2019	$3,668,164	$(10,214)
U.S. Treasury 10-Year Note Future	135	03/20/2019	16,533,281	(84,471)
U.S. Treasury 10-Year Ultra Future	243	03/20/2019	31,757,063	(879,616)
U.S. Treasury Long Bond Future	10	03/20/2019	1,466,875	(10,272)

Total				$(984,573)

Total futures contracts				$(973,799)

TBA Sale Commitments Outstanding at January 31, 2019
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
FNMA, 3.00%	$4,300,000	02/01/2049	$(4,224,246)	$(39,137)

Total (proceeds receivable $4,185,109)			$(4,224,246)	$(39,137)

The accompanying notes are an integral part of these financial statements.

39

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2019 (Unaudited)

At January 31, 2019, the aggregate market value of TBA Sale Commitments represents (0.8)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at January 31, 2019
Reference Entity		Counter-party	Notional Amount(a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CMBX.NA.BB.6	GSC	USD	1,475,000	5.00%	05/11/63	Monthly	$—	$(370,073)	$(353,002)	$17,071
CMBX.NA.BB.8	GSC	USD	1,360,000	5.00%	10/17/57	Monthly	—	(254,479)	(240,443)	14,036
CMBX.NA.BBB- 6	MSC	USD	2,775,000	3.00%	05/11/63	Monthly	—	(382,389)	(365,692)	16,697
CMBX.NA.BBB- 6	DEUT	USD	175,000	3.00%	05/11/63	Monthly	—	(25,015)	(23,076)	1,939
South Africa Government International Bond	GSC	USD	365,000	1.00%	12/20/23	Quarterly	—	(17,717)	(11,921)	5,796
South Africa Government International Bond	MSC	USD	365,000	1.00%	12/20/23	Quarterly	—	(17,412)	(11,922)	5,490

Total							$—	$(1,067,085)	$(1,006,056)	$61,029

Total traded indices							$—	$(1,067,085)	$(1,006,056)	$61,029

Total OTC contracts							$—	$(1,067,085)	$(1,006,056)	$61,029

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2019
Reference Entity	Notional Amount(a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.IG.31.V1	USD	4,830,000	(1.00%)	12/20/23	Quarterly	$(47,973)	$(78,210)	$(30,237)
ITRAXX.EUR.30.V1	EUR	7,615,000	(1.00%)	12/20/23	Quarterly	(80,037)	(135,442)	(55,405)
ITRAXX.XOV.30.V2	EUR	3,887,440	(5.00%)	12/20/23	Quarterly	(321,630)	(395,116)	(73,486)

Total						$(449,640)	$(608,768)	$(159,128)

Credit default swaps on indices:
Sell protection:
CDX.EM.30	USD	8,585,000	1.00%	12/20/23	Quarterly	$(400,721)	$(251,320)	$149,401
CDX.NA.HY.31.V1	USD	13,426,000	5.00%	12/20/23	Quarterly	590,775	870,347	279,572

Total						$190,054	$619,027	$428,973

Total						$(259,586)	$10,259	$269,845

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2019
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3 Mo. USD LIBOR	2.00% Fixed	USD	4,135,000	03/21/23	Semi-Annual	$95,823	$—	$68,780	$(27,043)
3 Mo. USD LIBOR	3.00% Fixed	USD	3,578,000	04/30/25	Semi-Annual	—	(79,005)	(118,659)	(39,654)
3 Mo. USD LIBOR	2.64% Fixed	USD	7,887,000	02/01/26	Semi-Annual	—	—	(31,695)	(31,695)
3 Mo. USD LIBOR	2.25% Fixed	USD	24,761,000	06/20/28	Semi-Annual	1,817,231	—	838,452	(978,779)
3 Mo. USD LIBOR	2.72% Fixed	USD	9,199,000	02/01/29	Semi-Annual	—	—	(48,760)	(48,760)
3 Mo. USD LIBOR	2.81% Fixed	USD	1,219,000	05/15/44	Semi-Annual	10,980	—	(689)	(11,669)
3 Mo. USD LIBOR	2.75% Fixed	USD	120,000	12/20/47	Semi-Annual	—	(2,594)	1,321	3,915
3 Mo. USD LIBOR	2.86% Fixed	USD	525,000	02/01/49	Semi-Annual	—	—	(6,358)	(6,358)

Total						$1,924,034	$(81,599)	$702,392	$(1,140,043)

The accompanying notes are an integral part of these financial statements.

40

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2019 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2019
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
3,370,000	EGP	177,555	USD	GSC	04/22/19	$8,352	$—
3,320,000	EGP	176,034	USD	GSC	04/22/19	7,115	—
3,320,000	EGP	177,683	USD	GSC	04/22/19	5,467	—
2,310,000	EGP	123,861	USD	GSC	04/22/19	3,572	—
1,200,000	EGP	62,927	USD	GSC	04/22/19	3,272	—
690,000	EGP	35,622	USD	GSC	04/22/19	2,442	—
2,860,199	USD	2,519,000	EUR	GSC	02/28/19	—	(37,053)
970,441	USD	849,000	EUR	BOA	03/20/19	—	(7,848)
22,165,656	USD	2,500,000,000	JPY	ANZ	02/04/19	—	(814,048)
16,071,170	USD	1,800,000,000	JPY	ANZ	02/19/19	—	(491,995)

Total						$30,220	$(1,350,944)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BOA	Banc of America Securities LLC
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
MSC	Morgan Stanley

Currency Abbreviations:
EGP	Egyptian Pound
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade

Index Abbreviations: – (continued)
CMBX.NA	Markit Commercial Mortgage Backed North American
ICE	Intercontinental Exchange, Inc.
ITRAXX.EUR	Markit iTraxx - Europe
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover

Other Abbreviations:
Auth	Authority
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$125,362,842	$—	$122,543,545	$2,819,297
Corporate Bonds	176,342,149	—	176,342,149	—
Foreign Government Obligations	44,070,204	—	44,070,204	—
Municipal Bonds	2,751,036	—	2,751,036	—
Senior Floating Rate Interests	25,390,124	—	25,390,124	—
U.S. Government Agencies	277,560,108	—	277,560,108	—
U.S. Government Securities	140,564,657	—	140,564,657	—
Short-Term Investments	27,874,255	27,874,255	—	—
Purchased Options	1,463,360	—	1,463,360	—
Foreign Currency Contracts(2)	30,220	—	30,220	—
Futures Contracts(2)	12,867	12,867	—	—
Swaps - Credit Default(2)	490,002	—	490,002	—
Swaps - Interest Rate(2)	3,915	—	3,915	—

Total	$821,915,739	$27,887,122	$791,209,320	$2,819,297

Liabilities
Foreign Currency Contracts(2)	$(1,350,944)	$—	$(1,350,944)	$—
Futures Contracts(2)	(986,666)	(986,666)	—	—
Swaps - Credit Default(2)	(159,128)	—	(159,128)	—
Swaps - Interest Rate(2)	(1,143,958)	—	(1,143,958)	—
TBA Sale Commitments	(4,224,246)	—	(4,224,246)	—

Total	$(7,864,942)	$(986,666)	$(6,878,276)	$—

(1)	For the six-month period ended January 31, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended January 31, 2019 is not presented.

The accompanying notes are an integral part of these financial statements.

41

Hartford Active Fixed Income ETFs

Statements of Assets and Liabilities

January 31, 2019 (Unaudited)

	Hartford Municipal Opportunities ETF	Hartford Schroders Tax-Aware Bond ETF	Hartford Short Duration ETF	Hartford Total Return Bond ETF
Assets:
Investments in securities, at market value(1)	$108,275,405	$21,228,548	$109,227,963	$821,378,735
Cash	—	—	—	5,165
Foreign currency	—	—	511,766	229,486
Unrealized appreciation on OTC swap contracts	—	—	—	61,029
Unrealized appreciation on foreign currency contracts	—	—	—	30,220
Receivables:
Investment securities sold	—	—	365,212	115,142,847
Dividends and interest	1,034,807	205,366	629,716	3,794,982
Securities lending income	—	75	—	1,486
Tax reclaims	—	—	1,937	18,195
Variation margin on futures contracts	—	—	86,143	—

Total assets	109,310,212	21,433,989	110,822,737	940,662,145

Liabilities:
Unrealized depreciation on foreign currency contracts	—	—	13,224	1,350,944
Bank overdraft	—	1,406	36	—
Obligation to return securities lending collateral	—	—	—	816,320
TBA sale commitments, at market value	—	—	—	4,224,246
Payables:
Investment securities purchased	1,000,000	208,868	4,695,737	380,345,668
Investment management fees	26,226	6,982	25,997	132,873
Variation margin on centrally cleared swap contracts	—	—	—	237,171
Variation margin on futures contracts	—	756	—	202,926
OTC swap contracts premiums received	—	—	—	1,067,085

Total liabilities	1,026,226	218,012	4,734,994	388,377,233

Net assets	$108,283,986	$21,215,977	$106,087,743	$552,284,912

Summary of Net Assets:
Paid-in-capital	$106,215,967	$21,012,226	$106,090,041	$543,132,242
Distributable earnings	2,068,019	203,751	(2,298)	9,152,670

Net assets	$108,283,986	$21,215,977	$106,087,743	$552,284,912

Net asset value per share	$40.11	$20.21	$40.03	$39.31

Shares issued and outstanding	2,700,000	1,050,000	2,650,000	14,050,000

Cost of investments	$106,351,994	$21,015,111	$109,086,848	$812,844,610
Cost of foreign currency	$—	$—	$511,766	$229,494
Proceeds receivable of TBA sale commitments	$—	$—	$—	$4,185,109

(1) Includes Investment in securities on loan, at market value	$—	$—	$—	$2,739,892

The accompanying notes are an integral part of these financial statements.

42

Hartford Active Fixed Income ETFs

Statements of Operations

For the Six-Month Period Ended January 31, 2019 (Unaudited)

	Hartford Municipal Opportunities ETF	Hartford Schroders Tax-Aware Bond ETF	Hartford Short Duration ETF	Hartford Total Return Bond ETF
Investment Income:
Interest	$919,357	$307,000	$1,380,129	$5,052,697
Securities lending	—	345	—	4,919
Less: Foreign tax withheld	—	—	—	(9,771)

Total investment income, net	919,357	307,345	1,380,129	5,047,845

Expenses:
Investment management fees	91,856	40,995	116,100	431,218

Total expenses	91,856	40,995	116,100	431,218

Net Investment Income (Loss)	827,501	266,350	1,264,029	4,616,627

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	134,539	(1,322)	7,623	4,720,170
Net realized gain (loss) on futures contracts	—	2,440	(25,069)	(932,457)
Net realized gain (loss) on written options contracts	—	—	—	196,668
Net realized gain (loss) on swap contracts	—	—	—	(209,043)
Net realized gain (loss) on other foreign currency transactions	—	—	34,283	(151,650)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	134,539	1,118	16,837	3,623,688

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	1,981,649	235,881	187,419	9,467,072
Net unrealized appreciation (depreciation) of purchased options contracts	—	—	—	(468,339)
Net unrealized appreciation (depreciation) of futures contracts	—	(2,162)	(226,261)	(973,794)
Net unrealized appreciation (depreciation) of swap contracts	—	—	—	(839,380)
Net unrealized appreciation (depreciation) of foreign currency contracts	—	—	(13,067)	(1,381,308)
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	—	—	(2,749)	(2,441)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	1,981,649	233,719	(54,658)	5,801,810

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	2,116,188	234,837	(37,821)	9,425,498

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,943,689	$501,187	$1,226,208	$14,042,125

The accompanying notes are an integral part of these financial statements.

43

Hartford Active Fixed Income ETFs

Statements of Changes in Net Assets

	Hartford Municipal Opportunities ETF		Hartford Schroders Tax-Aware Bond ETF
	For the Six-Month Period Ended January 31, 2019 (Unaudited)	For the Period Ended July 31, 2018(1)	For the Six-Month Period Ended January 31, 2019 (Unaudited)	For the Period Ended July 31, 2018(2)
Operations:
Net investment income (loss)	$827,501	$161,755	$266,350	$115,201
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	134,539	(51,955)	1,118	(22,358)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	1,981,649	(58,238)	233,719	(22,444)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,943,689	51,562	501,187	70,399

Distributions to Shareholders:(3)	(772,490)	(154,742)	(268,395)	(99,439)

Fund Share Transactions:
Sold	94,172,993	11,997,920	—	20,991,274
Redeemed	—	(80)	—	(40)
Other Capital	23,538	21,596	—	20,991

Net increase from capital share transactions	94,196,531	12,019,436	—	21,012,225

Net Increase (Decrease) in Net Assets	96,367,730	11,916,256	232,792	20,983,185

Net Assets:
Beginning of period	11,916,256	—	20,983,185	—

End of period	$108,283,986	$11,916,256	$21,215,977	$20,983,185

(1)	Commenced operations on December 13, 2017.
(2)	Commenced operations on April 18, 2018.
(3)

Per the Securities and Exchange Commission Release #33-10532 “Disclosure Update and Simplification,” it is no longer required to differentiate distributions from earnings as either net investment income or net realized capital gains or disclose a Fund’s undistributed net investment income within a Fund’s Statement of Changes in Net Assets. The presentation within the Fund’s Statement of Changes in Net Assets for the year ended July 31, 2018 has been modified accordingly. See Note 2, Significant Accounting Policies, in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

44

Hartford Active Fixed Income ETFs

Statements of Changes in Net Assets – (continued)

	Hartford Short Duration ETF		Hartford Total Return Bond ETF
	For the Six-Month Period Ended January 31, 2019 (Unaudited)	For the Period Ended July 31, 2018(4)	For the Six-Month Period Ended January 31, 2019 (Unaudited)	For the Period Ended July 31, 2018(5)
Operations:
Net investment income (loss)	$1,264,029	$93,141	$4,616,627	$396,696
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	16,837	1,883	3,623,688	(162,977)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(54,658)	(45,946)	5,801,810	(412,880)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,226,208	49,078	14,042,125	(179,161)

Distributions to Shareholders:(3)	(1,201,496)	(76,088)	(4,349,191)	(361,103)

Fund Share Transactions:
Sold	86,037,022	20,000,040	534,076,686	45,335,134
Redeemed	—	(40)	(36,776,448)	(80)
Other Capital	43,019	10,000	456,682	40,268

Net increase from capital share transactions	86,080,041	20,010,000	497,756,920	45,375,322

Net Increase (Decrease) in Net Assets	86,104,753	19,982,990	507,449,854	44,835,058

Net Assets:
Beginning of period	19,982,990	—	44,835,058	—

End of period	$106,087,743	$19,982,990	$552,284,912	$44,835,058

(3)

Per the Securities and Exchange Commission Release #33-10532 “Disclosure Update and Simplification,” it is no longer required to differentiate distributions from earnings as either net investment income or net realized capital gains or disclose a Fund’s undistributed net investment income within a Fund’s Statement of Changes in Net Assets. The presentation within the Fund’s Statement of Changes in Net Assets for the year ended July 31, 2018 has been modified accordingly. See Note 2, Significant Accounting Policies, in Notes to Financial Statements for additional information.

(4)	Commenced operations on May 30, 2018.
(5)	Commenced operations on September 27, 2017.

The accompanying notes are an integral part of these financial statements.

45

Hartford Active Fixed Income ETFs

Financial Highlights

— Selected Per-Share Data(1)—										— Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(4)

Hartford Municipal Opportunities ETF

For the Six-Month Period Ended January 31, 2019 (Unaudited)
$39.72	$0.52	$0.31	$0.83	$0.01	$(0.45)	$(0.45)	$40.11	2.15	%(5)	$108,284	0.29	%(6)	0.29	%(6)	2.61	%(6)	24%

For the Period Ended July 31, 2018(7)
$40.00	$0.54	$(0.37)	$0.17	$0.07	$(0.52)	$(0.52)	$39.72	0.60	%(5)	$11,916	0.34	%(6)	0.34	%(6)	2.18	%(6)	37%

Hartford Schroders Tax-Aware Bond ETF

For the Six-Month Period Ended January 31, 2019 (Unaudited)
$19.98	$0.25	$0.24	$0.49	$—	$(0.26)	$(0.26)	$20.21	2.46	%(5)	$21,216	0.39	%(6)	0.39	%(6)	2.53	%(6)	65%

For the Period Ended July 31, 2018(8)
$20.00	$0.11	$(0.06)	$0.05	$0.02	$(0.09)	$(0.09)	$19.98	0.37	%(5)	$20,983	0.39	%(6)	0.39	%(6)	1.93	%(6)	60%

Hartford Short Duration ETF

For the Six-Month Period Ended January 31, 2019 (Unaudited)
$39.97	$0.63	$(0.03)	$0.60	$0.02	$(0.56)	$(0.56)	$40.03	1.57	%(5)	$106,088	0.29	%(6)	0.29	%(6)	3.16	%(6)	5%

For the Period Ended July 31, 2018(9)
$40.00	$0.19	$(0.09)	$0.10	$0.02	$(0.15)	$(0.15)	$39.97	0.31	%(5)	$19,983	0.29	%(6)	0.29	%(6)	2.75	%(6)	1%

Hartford Total Return Bond ETF

For the Six-Month Period Ended January 31, 2019 (Unaudited)
$38.99	$0.60	$0.20	$0.80	$0.06	$(0.54)	$(0.54)	$39.31	2.24	%(5)	$552,285	0.29	%(6)	0.29	%(6)	3.10	%(6)	14%

For the Period Ended July 31, 2018(10)
$40.00	$0.77	$(1.14)	$(0.37)	$0.08	$(0.72)	$(0.72)	$38.99	(0.71	)%(5)	$44,835	0.38	%(6)	0.38	%(6)	2.35	%(6)	46%

(1)

Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)

Total return is calculated assuming a hypothetical purchase of beneficial shares on the opening of the first day at the net asset value and a sale on the closing of the last day at the net asset value of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at market price at the end of the distribution day.

(3)	There were no waivers or reimbursements for the periods shown.
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(5)	Not annualized.
(6)	Annualized.
(7)	Commenced operations on December 13, 2017.
(8)	Commenced operations on April 18, 2018.
(9)	Commenced operations on May 30, 2018.
(10)	Commenced operations on September 27, 2017.

The accompanying notes are an integral part of these financial statements.

46

Hartford Active Fixed Income ETFs

Notes to Financial Statements

January 31, 2019 (Unaudited)

1.	Organization:

Hartford Funds Exchange-Traded Trust (the “Trust”) is an open-end registered management investment company comprised of four operational series as of January 31, 2019. Financial statements for the series of the Trust listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

Hartford Funds Exchange-Traded Trust:

Hartford Municipal Opportunities ETF (the “Municipal Opportunities ETF”)

Hartford Schroders Tax-Aware Bond ETF (the “Tax-Aware Bond ETF”)

Hartford Short Duration ETF (the “Short Duration ETF”)

Hartford Total Return Bond ETF (the “Total Return Bond ETF”)

Municipal Opportunities ETF commenced operations on December 13, 2017. Total Return Bond ETF commenced operations on September 27, 2017. Tax-Aware Bond ETF commenced on operations on April 18, 2018. Short Duration ETF commenced operation on May 30, 2018. Each Fund is an exchange-traded fund (‘‘ETF’’). ETFs are funds that trade on an exchange like other publicly traded securities. Each Fund is actively managed. Shares of Municipal Opportunities ETF, Tax-Aware Bond ETF and Total Return Bond ETF are listed and traded on NYSE Arca, Inc. (“NYSE Arca”). Shares of Short Duration ETF are listed and traded on Cboe BZX Exchange, Inc. (“Cboe BZX”). Each share of a Fund represents a partial ownership in securities held by the Fund. Shares of a Fund may be purchased or redeemed directly from the Fund in Creation Units at net asset value (“NAV”) only by certain large institutional investors (‘‘Authorized Participants’’) who have entered into agreements with ALPS Distributors, Inc. (‘‘ALPS’’ or the ‘‘Distributor’’), the Funds’ Distributor.

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust was organized as a Delaware statutory trust on September 20, 2010 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The shares (‘‘Shares’’) of the Funds are registered under the Securities Act of 1933, as amended (the ‘‘Securities Act’’). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Determination of Net Asset Value – The net asset value per share (“NAV”) is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept creation and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The net asset value for the shares is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to a Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade, do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

47

Hartford Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2019 (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, sell or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or sell shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Trustees has delegated the day-to-day responsibility for implementing the valuation procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Trustees.

48

Hartford Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2019 (Unaudited)

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

c)

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.

Please refer to note 8 for Securities Lending information.

d)

Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such a Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized gain on investments in these securities, if applicable.

e)

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)

Dividend Distributions to Shareholders – Dividends are declared pursuant to a policy adopted by the Board. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund is to pay dividends from net investment income, if any, monthly. Dividends from realized gains, if any, are paid at least once a year. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).

g)

Disclosure Update and Simplification – Per the SEC Release #33-10532 “Disclosure Update and Simplification”, it is no longer required to differentiate distributions from earnings as either net investment income or net realized capital gains or disclose a Fund’s undistributed net investment income within a Fund’s Statement of Changes in Net Assets. The presentation within a Fund’s Statement of Changes in Net Assets for the year/period ended July 31, 2018 has been modified accordingly.

Below is the characterization of the Fund distributions for the period ended July 31, 2018 as previously disclosed in the Statement of Changes in Net Assets within the July 31, 2018 Annual Report:

Distributions to Shareholders Period Ended July 31, 2018:
From net investment income
Fund
Hartford Municipal Opportunities ETF	$(154,742)
Hartford Schroders Tax-Aware Bond ETF	(99,439)
Hartford Short Duration ETF	(76,088)
Hartford Total Return Bond ETF	(361,103)

49

Hartford Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2019 (Unaudited)

Below is the Undistributed Net Investment Income for the period ended July 31, 2018 as previously disclosed in the Statement of Changes in Net Assets within the July 31, 2018 Annual Report:

Fund	Undistributed Net Investment Income
Hartford Municipal Opportunities ETF	$7,013
Hartford Schroders Tax-Aware Bond ETF	15,762
Hartford Short Duration ETF	19,330
Hartford Total Return Bond ETF	109,471

3.	Securities and Other Investments:

a)

Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

b)

Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and a Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of January 31, 2019.

In connection with a Fund’s ability to purchase investments on a when-issued or forward commitment basis, the Fund may enter into to-be announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. These transactions are excluded from a Fund’s portfolio turnover rate. See each Fund’s Schedule of Investments, if applicable, for TBA commitments as of January 31, 2019.

c)

Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.

Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund’s Schedule of Investments, if applicable, for outstanding senior floating rate interests as of January 31, 2019.

d)

Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity

50

Hartford Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2019 (Unaudited)

loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund’s Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of January 31, 2019.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)

Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended January 31, 2019, Tax-Aware Bond ETF, Short Duration ETF and Total Return Bond ETF had entered into Futures Contracts.

b)

Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.

During the six-month period ended January 31, 2019, Short Duration ETF and Total Return Bond ETF had entered into Foreign Currency Contracts.

c)

Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter (“OTC”) options or executed in a registered exchange (“exchange-traded options”). A Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as a Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will segregate or earmark cash or other liquid investments having, for written call options, a value equal to the greater of the exercise price or the market value of the underlying instrument and, for written put options, a value equal to the exercise price. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swap, investment or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument

51

Hartford Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2019 (Unaudited)

underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.

During the six-month period ended January 31, 2019, Total Return Bond ETF had entered into Options Contracts.

d)

Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either privately negotiated in the over-the-counter market (“OTC swaps”) or cleared through a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value (“variation margin”) on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swap. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).

A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the

52

Hartford Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2019 (Unaudited)

occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

During the six-month period ended January 31, 2019, Total Return Bond ETF had entered into Credit Default Swap Contracts.

Interest Rate Swap Contracts – Certain Funds are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. A Fund may use interest rate swaps to hedge interest rate and duration risk across a portfolio at particular duration points to maintain its ability to generate income at prevailing market rates. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. London Interbank Offered Rate (“LIBOR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.

If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

During the six-month period ended January 31, 2019, Total Return Bond ETF had entered into Interest Rate Swap Contracts.

e)	Additional Derivative Instrument Information:

Tax-Aware Bond ETF

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$2,162	$—	$—	$—	$—	$—	$2,162

Total	$2,162	$—	$—	$—	$—	$—	$2,162

(1)

Amount represents the cumulative appreciation (depreciation) on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

53

Hartford Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2019 (Unaudited)

Tax-Aware Bond ETF – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended January 31, 2019

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$2,440	$—	$—	$—	$—	$—	$2,440

Total	$2,440	$—	$—	$—	$—	$—	$2,440

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(2,162)	$—	$—	$—	$—	$—	$(2,162)

Total	$(2,162)	$—	$—	$—	$—	$—	$(2,162)

For the period ended January 31, 2019, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Short at Number of Contracts	(3)

Short Duration ETF

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$91,982	$—	$—	$—	$—	$—	$91,982

Total	$91,982	$—	$—	$—	$—	$—	$91,982

Liabilities:
Unrealized depreciation on futures contracts(1)	$317,170	$—	$—	$—	$—	$—	$317,170
Unrealized depreciation on foreign currency contracts	—	13,224	—	—	—	—	13,224

Total	$317,170	$13,224	$—	$—	$—	$—	$330,394

(1)

Amount represents the cumulative appreciation (depreciation) on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended January 31, 2019

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(25,069)	$—	$—	$—	$—	$—	$(25,069)

Total	$(25,069)	$—	$—	$—	$—	$—	$(25,069)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(226,261)	$—	$—	$—	$—	$—	$(226,261)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(13,067)	—	—	—	—	(13,067)

Total	$(226,261)	$(13,067)	$—	$—	$—	$—	$(239,328)

54

Hartford Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2019 (Unaudited)

Short Duration ETF – (continued)

For the period ended January 31, 2019, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	46
Futures Contracts Short at Number of Contracts	(109)
Foreign Currency Contracts Sold at Contract Amount	$778,375

Total Return Bond ETF

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$1,463,360	$—	$—	$—	$—	$—	$1,463,360
Unrealized appreciation on futures contracts(1)	12,867	—	—	—	—	—	12,867
Unrealized appreciation on foreign currency contracts	—	30,220	—	—	—	—	30,220
Unrealized appreciation on swap contracts(2)	3,915	—	490,002	—	—	—	493,917

Total	$1,480,142	$30,220	$490,002	$—	$—	$—	$2,000,364

Liabilities:
Unrealized depreciation on futures contracts(1)	$986,666	$—	$—	$—	$—	$—	$986,666
Unrealized depreciation on foreign currency contracts	—	1,350,944	—	—	—	—	1,350,944
Unrealized depreciation on swap contracts(2)	1,143,958	—	159,128	—	—	—	1,303,086

Total	$2,130,624	$1,350,944	$159,128	$—	$—	$—	$3,640,696

(1)

Amount represents the cumulative appreciation (depreciation) on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)

Amount represents the cumulative appreciation (depreciation) on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation (depreciation) on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended January 31, 2019

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(932,457)	$—	$—	$—	$—	$—	$(932,457)
Net realized gain (loss) on written options contracts	196,668	—	—	—	—	—	196,668
Net realized gain (loss) on swap contracts	(34,146)	—	(174,897)	—	—	—	(209,043)

Total	$(769,935)	$—	$(174,897)	$—	$—	$—	$(944,832)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(468,339)	$—	$—	$—	$—	$—	$(468,339)
Net change in unrealized appreciation (depreciation) of futures contracts	(973,794)	—	—	—	—	—	(973,794)
Net change in unrealized appreciation (depreciation) of swap contracts	(1,134,959)	—	295,579	—	—	—	(839,380)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(1,381,308)	—	—	—	—	(1,381,308)

Total	$(2,577,092)	$(1,381,308)	$295,579	$—	$—	$—	$(3,662,821)

55

Hartford Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2019 (Unaudited)

Total Return Bond ETF – (continued)

For the period ended January 31, 2019, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts at Number of Contracts	20,707,167
Futures Contracts Long at Number of Contracts	88
Futures Contracts Short at Number of Contracts	(278)
Written Options Contracts at Number of Contracts	(57,319,000)
Swap Contracts at Notional Amount	$44,128,240
Foreign Currency Contracts Purchased at Contract Amount	$495,094
Foreign Currency Contracts Sold at Contract Amount	$29,304,913

f)

Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at a Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

The following tables present a Fund’s derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by a Fund as of January 31, 2019:

Tax-Aware Bond ETF

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(2,162)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(2,162)

Derivatives not subject to a MNA	—	2,162

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Short Duration ETF

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$—	$(13,224)
Futures contracts	91,982	(317,170)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	91,982	(330,394)

Derivatives not subject to a MNA	(91,982)	317,170

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$(13,224)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Goldman Sachs & Co.	$(13,224)	$—	$—	$—	$(13,224)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

56

Hartford Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2019 (Unaudited)

Total Return Bond ETF

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$30,220	$(1,350,944)
Futures contracts	12,867	(986,666)
Purchased options	1,463,360	—
Swap contracts	493,917	(1,303,086)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	2,000,364	(3,640,696)

Derivatives not subject to a MNA	(445,755)	2,289,752

Total gross amount of assets and liabilities subject to MNA or similar agreements	$1,554,609	$(1,350,944)

Total Return Bond ETF

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Banc of America Securities LLC	$18,122	$(7,848)	$—	$—	$10,274
Deutsche Bank Securities, Inc.	24,656	—	—	—	24,656
Goldman Sachs & Co.	67,123	(37,053)	—	—	30,070
HSBC Bank USA	1,347,725	—	—	—	1,347,725
Morgan Stanley	96,983	—	—	—	96,983

Total	$1,554,609	$(44,901)	$—	$—	$1,509,708

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Australia and New Zealand Banking Group	$(1,306,043)	$—	$—	$—	$(1,306,043)
Banc of America Securities LLC	(7,848)	7,848	—	—	—
Goldman Sachs & Co.	(37,053)	37,053	—	—	—

Total	$(1,350,944)	$44,901	$—	$—	$(1,306,043)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

57

Hartford Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2019 (Unaudited)

Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

6.	Federal Income Taxes:

a)

Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2018. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.

Fund	Unlimited Short-Term Capital Loss Carryforward	Unlimited Long-Term Capital Loss Carryforward
Municipal Opportunities ETF	$50,989	$—
Tax-Aware Bond ETF	18,273	—
Total Return Bond ETF	198,608	20,609

Short Duration ETF had no capital loss carryforwards for U.S. federal income tax purposes as of July 31, 2018.

c)

Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at January 31, 2019 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Municipal Opportunities ETF	$106,351,994	$2,064,466	$(141,055)	$1,923,411
Tax-Aware Bond ETF	21,015,111	256,509	(45,234)	211,275
Short Duration ETF	109,086,848	668,588	(765,886)	(97,298)
Total Return Bond ETF	812,844,610	11,117,771	(5,726,475)	5,391,296

7.	Expenses:

a)

Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC” or the “Adviser”) serves as each Fund’s investment manager pursuant to an Investment Management Agreement with the Trust. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement pursuant to which Wellington Management performs the daily investment of the assets of each of Municipal Opportunities ETF, Short Duration ETF, and Total Return Bond ETF in accordance with each Fund’s investment objective and policies. HFMC has contracted with Schroder Investment Management North America Inc. (“SIMNA”) under a sub-advisory agreement pursuant to which SIMNA performs the daily investment of the assets of Tax-Aware Bond ETF in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to HFMC, a portion of which may be used to compensate the applicable sub-adviser.

Under the Investment Management Agreement, the Adviser agrees to pay all expenses of the Trust, except (i) brokerage expenses and other expenses (such as stamp taxes and acquired fund fees and expenses) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) extraordinary expenses; (iv) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (v) the advisory fee payable

58

Hartford Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2019 (Unaudited)

to the Adviser hereunder. The payment or assumption by the Adviser of any expense of the Trust that the Adviser is not required by the Investment Management Agreement to pay or assume shall not obligate the Adviser to pay or assume the same or any similar expense of the Trust on any subsequent occasion.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of January 31, 2019; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Municipal Opportunities ETF	0.29%
Tax-Aware Bond ETF	0.39%
Short Duration ETF	0.29%
Total Return Bond ETF	0.29%

b)

Distribution Plans – Each Fund has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of its Shares. The Board has determined that the Funds may not make payments under the Rule 12b-1 Distribution and Service Plan until authorized to do so by affirmative action of the Board. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time, these fees increase the cost of your investment and they may cost you more than certain other types of asset-based charges.

For the period ended January 31, 2019, the Funds did not pay any Rule 12b-1 fees.

c)

Other Related Party Transactions – Certain officers of the Trust are trustees and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended January 31, 2019, a portion of the Trust’s Chief Compliance Officer’s (“CCO”) compensation was paid by HFMC. As part of each Fund’s Investment Management Agreement, HFMC also pays any CCO compensation on behalf of the Funds.

8.	Securities Lending:

Each Fund may lend Fund securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1⁄3%) of the value of its total assets. The borrowers provide collateral that is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and recall the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. A Fund cannot vote proxies for securities on loan, but may recall loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Interest earned on securities out on loan is not eligible for qualified interest income for federal tax purposes. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral received by the Fund. Each Fund will seek to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage a Fund.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. State Street has been approved by the Board to serve as securities lending agent for the Funds and the Trust has entered into an agreement with State Street for such services. Among other matters, the Trust has agreed to indemnify State Street for certain liabilities. Any securities lending income earned by a Fund appears on the Statements of Operations net of any fees paid to State Street for serving as the securities lending agent.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process – especially in certain international markets such as Taiwan), ‘‘gap’’ risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), risk of loss of collateral, credit, legal, counterparty and market risk. Although State Street has agreed to provide a Fund with indemnification in the event of a borrower default, a Fund is still exposed to the risk of losses in the event a borrower does not return a Fund’s securities as agreed. For example, delays in recovery of securities loaned may cause a Fund to lose the opportunity to sell the securities at a desirable price.

59

Hartford Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2019 (Unaudited)

At January 31, 2019, the following Funds had securities on loan at market value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan(1)	Cash Collateral	Non-Cash Collateral(2)
Total Return Bond ETF	$2,739,892	$816,320	$2,027,880

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)

These securities are held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. As such, collateral is excluded from the Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2019.

Total Return Bond ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$816,320	$—	$—	$—	$816,320

Total Borrowings	$816,320	$—	$—	$—	$816,320

Gross amount of recognized liabilities for securities lending transactions					$816,320

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

9.	Custodian and Transfer Agent:

State Street serves as Custodian for the Funds pursuant to a custodian agreement (“Custodian Agreement”) dated December 31, 2014, as amended November 21, 2017. As Custodian, State Street holds each Fund’s assets, calculates the net asset value of the Shares and calculates net income and realized capital gains or losses. State Street serves as Transfer Agent of each Fund pursuant to a transfer agency agreement (“Transfer Agency Agreement”) dated February 13, 2018. As Transfer Agent, State Street maintains the records of each Authorized Participant’s ownership of each Fund and processes the purchases and redemptions of Creation Units.

For the services provided under the Custodian Agreement and Transfer Agency Agreement, HFMC, and not the Funds, compensates State Street pursuant to the Funds’ unitary management fee structure.

10.	Affiliate Holdings:

As of January 31, 2019, affiliated funds of funds in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares from these affiliated funds of funds. Affiliated funds of funds owned shares in the Fund listed below as follows:

Fund	Percentage of Fund
Short Duration ETF	43%
Total Return Bond ETF	97%

11.	Investment Transactions:

For the six-month period ended January 31, 2019, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Municipal Opportunities ETF	$103,090,202	$14,205,662	$—	$—	$103,090,202	$14,205,662
Tax-Aware Bond ETF	8,183,062	5,036,369	6,980,050	7,446,279	15,163,112	12,482,648
Short Duration ETF	80,341,863	2,989,745	8,081,448	373,007	88,423,311	3,362,752
Total Return Bond ETF	289,180,280	26,475,025	189,368,355	10,212,998	478,548,635	36,688,023

60

Hartford Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2019 (Unaudited)

12.	Share Transactions:

Each Fund will issue and redeem Shares at NAV only with certain Authorized Participants in large increments known as ‘‘Creation Units.” Purchases of Creation Units are made by tendering a basket of designated securities to a Fund and redemption proceeds are paid with a basket of securities from the Fund with a balancing cash component to equate the market value of the basket securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted in an amount equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. Each Fund’s Shares are available in smaller increments to individual investors in the secondary market at market prices and may be subject to commissions. Authorized Participants may be required to pay a transaction fee when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

Purchase or redemption of Creation Units is only available to an Authorized Participant. An Authorized Participant is either (1) a ‘‘Participating Party,’’ (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (‘‘Clearing Process’’), or (2) a participant of DTC (‘‘DTC Participant’’), and, in each case, must have executed an agreement (‘‘Participation Agreement’’) with the Distributor with respect to creations and redemptions of Creation Units.

If a Creation Unit is purchased or redeemed for cash or outside of the Clearing Process, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown for each Fund:

Fund	Standard Creation Unit Shares	Standard Cash Creation Fee	Value at January 31, 2019	Standard Cash Redemption Fee
Municipal Opportunities ETF	50,000	$100	$2,005,500	$100
Tax-Aware Bond ETF	50,000	$100	1,010,500	$100
Short Duration ETF	50,000	$100	2,001,500	$100
Total Return Bond ETF	50,000	$100	1,965,500	$100

Shares of Municipal Opportunities ETF, Tax-Aware Bond ETF and Total Return Bond ETF are listed and traded throughout the day on the NYSE Arca and shares of Short Duration ETF are listed and traded on Cboe BZX. Shares of each Fund are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer. Investors purchasing or selling shares in the secondary market may pay a commission, market premium or discount or other transaction charge, to a broker or dealer, as well as some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by a broker or dealer, there is no minimum dollar amount upon purchase and no minimum number of shares that must be purchased in the secondary market. Because transactions in the secondary market occur at market prices, an investor may pay more than NAV upon purchase of shares and may receive less than a Fund’s NAV upon sale of shares.

Because each Fund is structured as an ETF, individual Shares may only be purchased and sold on a listing exchange through a broker-dealer. The price of Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each Fund will only issue or redeem Creation Units (50,000 shares) to Authorized Participants who have entered into agreements with the Distributor. The Funds generally will issue or redeem Creation Units in return for a designated basket of securities (and an amount of cash) that the Fund specifies each day. The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time.

The following information is for the six-month period ended January 31, 2019, and the period ended July 31, 2018:

	For the Six-Month Period Ended January 31, 2019		For the Period Ended July 31, 2018(1)
	Shares	Amount	Shares	Amount
Municipal Opportunities ETF
Shares Sold	2,400,000	$94,172,993	300,002	$11,997,920
Shares Redeemed	—	—	(2)	(80)
Other Capital	—	23,538	—	21,596

Net Increase (Decrease)	2,400,000	94,196,531	300,000	12,019,436

	For the Six-Month Period Ended January 31, 2019		For the Period Ended July 31, 2018(2)
	Shares	Amount	Shares	Amount
Tax-Aware Bond ETF
Shares Sold	—	$—	1,050,002	$20,991,274
Shares Redeemed	—	—	(2)	(40)
Other Capital	—	—	—	20,991

Net Increase (Decrease)	—	—	1,050,000	21,012,225

61

Hartford Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2019 (Unaudited)

	For the Six-Month Period Ended January 31, 2019		For the Period Ended July 31, 2018(3)
	Shares	Amount	Shares	Amount
Short Duration ETF
Shares Sold	2,150,000	$86,037,022	500,001	$20,000,040
Shares Redeemed	—	—	(1)	(40)
Other Capital	—	43,019	—	10,000

Net Increase (Decrease)	2,150,000	86,080,041	500,000	20,010,000

	For the Six-Month Period Ended January 31, 2019		For the Period Ended July 31, 2018(4)
	Shares	Amount	Shares	Amount
Total Return Bond ETF
Shares Sold	13,850,000	$534,076,686	1,150,002	$45,335,134
Shares Redeemed	(950,000)	(36,776,448)	(2)	(80)
Other Capital	—	456,682	—	40,268

Net Increase (Decrease)	12,900,000	497,756,920	1,150,000	45,375,322

(1)	Commenced operations on December 13, 2017.
(2)	Commenced operations on April 18, 2018.
(3)	Commenced operations on May 30, 2018.
(4)	Commenced operations on September 27, 2017.

13.	Indemnifications:

Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under the applicable laws of the State of Delaware and federal securities laws. In addition, the Trust, on behalf of the Funds, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

14.	Recent Accounting Pronouncement:

The FASB recently issued ASU 2017-08 (the “ASU” or “Update”) to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. The ASU becomes effective for public entities for fiscal years beginning after December 15, 2018, and for private entities one year later. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Funds’ financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements.

ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, however, an entity is permitted to early adopt either the entire standard or only the provisions that eliminate or modify requirements. Management has elected to early adopt the provisions of ASU 2018-13 that eliminate disclosure requirements effective with the current reporting period. The impact of the Funds’ early adoption of these provisions was limited to changes in the Funds’ financial statement disclosures regarding fair value, primarily those disclosures related to transfers between Level 1 and Level 2 of the fair value hierarchy and the timing of transfers between levels of the fair value hierarchy. Management is currently evaluating the potential impact of adopting the additional provisions of ASU 2018-13.

15.	Subsequent Events:

Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require adjustment to or disclosure in these financial statements.

Effective September 21, 2018, two series of the Trust – Hartford Quality Bond ETF and Hartford Corporate Bond ETF were liquidated.

62

Hartford Active Fixed Income ETFs

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at  http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund has filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Effective April 30, 2019, each Fund will be required to file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. As of that same date, each Fund will no longer be required to file Forms N-Q. Each Fund’s Forms N-Q and N-PORT (when available) are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

63

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data; and

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Law Department, Privacy Law, One Hartford Plaza, Hartford, CT 06155, or at CorporatePrivacyOffice@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of March 2019), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations.

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Group Benefits Holding Company; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life, Ltd.; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HIMCO Distribution Services Company; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Renato Acquisition Co.; Sentinel Insurance Company, Ltd; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.

Revised March 2019

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

Hartford Funds Management Company, LLC (HFMC) is the investment manager for the active ETFs. Hartford Municipal Opportunities ETF, Hartford Short Duration ETF and Hartford Total Return Bond ETF are sub-advised by Wellington Management Company LLP (Wellington). Hartford Schroders Tax-Aware Bond ETF is subadvised by Schroder Investment Management North America Inc. (Schroders). The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Wellington, Schroders or HFMC.

ETFSAR-AFI19    03/19    210262    HFA000431    09/19    Printed in U.S.A.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments to the Registrant’s Code of Ethics during the reporting period for this form N-CSR.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable

(f)	A copy of the code of ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of Ethics is filed herewith.
(a)(2)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD FUNDS EXCHANGE-TRADED TRUST

Date: April 8, 2019	By:	/s/ James E. Davey
James E. Davey, President and
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: April 8, 2019	By:	/s/ James E. Davey
James E. Davey, President and Chief Executive Officer

Date: April 8, 2019	By:	/s/ Amy N. Furlong
Amy N. Furlong, Treasurer (Principal Financial Officer and Principal Accounting Officer)